Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NEW YORK LIFE INVESTMENTS FUNDS TRUST
Entity Central Index Key	0001469192
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000080507 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch U.S. Equity Yield Fund (formerly known as MainStay Epoch U.S. Equity Yield Fund)
Class Name	Class A
Trading Symbol	EPLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$123	1.05%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.05%	[1]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Value Index was affected by both sector allocation and security selection. Strength in artificial intelligence (“AI”)-related stocks acted as a tailwind to returns, driven by exposure to semiconductor stocks in the information technology sector. Exposure to medium-term momentum and profitability characteristics also bolstered relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information Technology	Stock selection in semiconductors and technology hardware	Contributed
Energy	Underweight exposure to the worst performing sector in the Index, plus stock selection in oil, gas and consumable fuel names	Contributed
Materials	Stock selection in chemicals	Detracted
Financials	Underweight exposure to a leading sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	2/3/2009	26.22%	8.67%	8.54%
Class A Shares - Excluding sales charges		33.57%	9.91%	9.15%
Russell 3000® Index[1]		37.86%	14.60%	12.44%
Russell 1000® Value Index[2]		30.98%	10.14%	8.87%
U.S. Equity Yield Composite Index[3]		27.06%	8.11%	9.22%
Morningstar Large Value Category Average[4]		29.70%	10.72%	9.01%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 03, 2009
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,076,266,293
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 6,650,391
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,076,266,293%
Total number of portfolio holdings	$95%
Total advisory fees paid	$6,650,391%
Portfolio turnover rate	$13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
AbbVie, Inc.	2.2%
MetLife, Inc.	2.2%
JPMorgan Chase & Co.	2.2%
Cummins, Inc.	2.1%
Broadcom, Inc.	1.9%
Bank of America Corp.	1.9%
Johnson & Johnson	1.8%
Iron Mountain, Inc.	1.8%
Walmart, Inc.	1.7%
Chevron Corp.	1.6%
* Excluding short-term investments
Top Industries
Banks	9.8%
Pharmaceuticals	6.3%
Electric Utilities	6.0%
Oil, Gas & Consumable Fuels	5.8%
Semiconductors & Semiconductor Equipment	4.8%
Insurance	4.5%
Chemicals	3.7%
Specialized REITs	3.5%
Technology Hardware, Storage & Peripherals	3.3%
Capital Markets	3.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
AbbVie, Inc.	2.2%
MetLife, Inc.	2.2%
JPMorgan Chase & Co.	2.2%
Cummins, Inc.	2.1%
Broadcom, Inc.	1.9%
Bank of America Corp.	1.9%
Johnson & Johnson	1.8%
Iron Mountain, Inc.	1.8%
Walmart, Inc.	1.7%
Chevron Corp.	1.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch U.S. Equity Yield Fund” to “NYLI Epoch U.S. Equity Yield Fund .” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
Effective March 31, 2024, Mr. Priest no longer serves as portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch U.S. Equity Yield Fund” to “NYLI Epoch U.S. Equity Yield Fund .” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000180191 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch U.S. Equity Yield Fund (formerly known as MainStay Epoch U.S. Equity Yield Fund)
Class Name	Class B
Trading Symbol	EPLBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since November 1, 2023.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class B	$242	2.08%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 242
Expense Ratio, Percent	2.08%	[2]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Value Index was affected by both sector allocation and security selection. Strength in artificial intelligence (“AI”)-related stocks acted as a tailwind to returns, driven by exposure to semiconductor stocks in the information technology sector. Exposure to medium-term momentum and profitability characteristics also bolstered relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information Technology	Stock selection in semiconductors and technology hardware	Contributed
Energy	Underweight exposure to the worst performing sector in the Index, plus stock selection in oil, gas and consumable fuel names	Contributed
Materials	Stock selection in chemicals	Detracted
Financials	Underweight exposure to a leading sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class B Shares - Including sales charges	5/8/2017	27.18%	8.50%	8.54%
Class B Shares - Excluding sales charges		32.18%	8.79%	8.54%
Russell 3000® Index[1]		37.86%	14.60%	13.56%
Russell 1000® Value Index[2]		30.98%	10.14%	9.34%
U.S. Equity Yield Composite Index[3]		27.06%	8.11%	9.15%
Morningstar Large Value Category Average[4]		29.70%	10.72%	9.54%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 08, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,076,266,293
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 6,650,391
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,076,266,293%
Total number of portfolio holdings	$95%
Total advisory fees paid	$6,650,391%
Portfolio turnover rate	$13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
AbbVie, Inc.	2.2%
MetLife, Inc.	2.2%
JPMorgan Chase & Co.	2.2%
Cummins, Inc.	2.1%
Broadcom, Inc.	1.9%
Bank of America Corp.	1.9%
Johnson & Johnson	1.8%
Iron Mountain, Inc.	1.8%
Walmart, Inc.	1.7%
Chevron Corp.	1.6%
* Excluding short-term investments
Top Industries
Banks	9.8%
Pharmaceuticals	6.3%
Electric Utilities	6.0%
Oil, Gas & Consumable Fuels	5.8%
Semiconductors & Semiconductor Equipment	4.8%
Insurance	4.5%
Chemicals	3.7%
Specialized REITs	3.5%
Technology Hardware, Storage & Peripherals	3.3%
Capital Markets	3.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
AbbVie, Inc.	2.2%
MetLife, Inc.	2.2%
JPMorgan Chase & Co.	2.2%
Cummins, Inc.	2.1%
Broadcom, Inc.	1.9%
Bank of America Corp.	1.9%
Johnson & Johnson	1.8%
Iron Mountain, Inc.	1.8%
Walmart, Inc.	1.7%
Chevron Corp.	1.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch U.S. Equity Yield Fund” to “NYLI Epoch U.S. Equity Yield Fund .” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
Effective March 31, 2024, Mr. Priest no longer serves as portfolio manager of the Fund.
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A shares or Investor Class shares, based on shareholder eligibility. Class B shareholders of the Fund will receive Class A shares of the Fund if they hold at least $15,000 of Class B shares of the Fund on or around February 28, 2025; otherwise, Class B shareholders of the Fund will receive Investor Class shares of the relevant Fund. The accelerated conversion of Class B shares of the Fund is expected to occur on or about February 28, 2025.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch U.S. Equity Yield Fund” to “NYLI Epoch U.S. Equity Yield Fund .” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000080508 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch U.S. Equity Yield Fund (formerly known as MainStay Epoch U.S. Equity Yield Fund)
Class Name	Class C
Trading Symbol	EPLKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$241	2.08%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 241
Expense Ratio, Percent	2.08%	[3]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Value Index was affected by both sector allocation and security selection. Strength in artificial intelligence (“AI”)-related stocks acted as a tailwind to returns, driven by exposure to semiconductor stocks in the information technology sector. Exposure to medium-term momentum and profitability characteristics also bolstered relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information Technology	Stock selection in semiconductors and technology hardware	Contributed
Energy	Underweight exposure to the worst performing sector in the Index, plus stock selection in oil, gas and consumable fuel names	Contributed
Materials	Stock selection in chemicals	Detracted
Financials	Underweight exposure to a leading sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	11/16/2009	31.18%	8.80%	8.10%
Class C Shares - Excluding sales charges		32.18%	8.80%	8.10%
Russell 3000® Index[1]		37.86%	14.60%	12.44%
Russell 1000® Value Index[2]		30.98%	10.14%	8.87%
U.S. Equity Yield Composite Index[3]		27.06%	8.11%	9.22%
Morningstar Large Value Category Average[4]		29.70%	10.72%	9.01%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 16, 2009
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,076,266,293
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 6,650,391
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,076,266,293%
Total number of portfolio holdings	$95%
Total advisory fees paid	$6,650,391%
Portfolio turnover rate	$13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
AbbVie, Inc.	2.2%
MetLife, Inc.	2.2%
JPMorgan Chase & Co.	2.2%
Cummins, Inc.	2.1%
Broadcom, Inc.	1.9%
Bank of America Corp.	1.9%
Johnson & Johnson	1.8%
Iron Mountain, Inc.	1.8%
Walmart, Inc.	1.7%
Chevron Corp.	1.6%
* Excluding short-term investments
Top Industries
Banks	9.8%
Pharmaceuticals	6.3%
Electric Utilities	6.0%
Oil, Gas & Consumable Fuels	5.8%
Semiconductors & Semiconductor Equipment	4.8%
Insurance	4.5%
Chemicals	3.7%
Specialized REITs	3.5%
Technology Hardware, Storage & Peripherals	3.3%
Capital Markets	3.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
AbbVie, Inc.	2.2%
MetLife, Inc.	2.2%
JPMorgan Chase & Co.	2.2%
Cummins, Inc.	2.1%
Broadcom, Inc.	1.9%
Bank of America Corp.	1.9%
Johnson & Johnson	1.8%
Iron Mountain, Inc.	1.8%
Walmart, Inc.	1.7%
Chevron Corp.	1.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch U.S. Equity Yield Fund” to “NYLI Epoch U.S. Equity Yield Fund .” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
Effective March 31, 2024, Mr. Priest no longer serves as portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch U.S. Equity Yield Fund” to “NYLI Epoch U.S. Equity Yield Fund .” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000080509 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch U.S. Equity Yield Fund (formerly known as MainStay Epoch U.S. Equity Yield Fund)
Class Name	Class I
Trading Symbol	EPLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$85	0.73%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.73%	[4]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Value Index was affected by both sector allocation and security selection. Strength in artificial intelligence (“AI”)-related stocks acted as a tailwind to returns, driven by exposure to semiconductor stocks in the information technology sector. Exposure to medium-term momentum and profitability characteristics also bolstered relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information Technology	Stock selection in semiconductors and technology hardware	Contributed
Energy	Underweight exposure to the worst performing sector in the Index, plus stock selection in oil, gas and consumable fuel names	Contributed
Materials	Stock selection in chemicals	Detracted
Financials	Underweight exposure to a leading sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	12/3/2008	33.98%	10.27%	9.46%
Russell 3000® Index[1]		37.86%	14.60%	12.44%
Russell 1000® Value Index[2]		30.98%	10.14%	8.87%
U.S. Equity Yield Composite Index[3]		27.06%	8.11%	9.22%
Morningstar Large Value Category Average[4]		29.70%	10.72%	9.01%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 03, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,076,266,293
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 6,650,391
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,076,266,293%
Total number of portfolio holdings	$95%
Total advisory fees paid	$6,650,391%
Portfolio turnover rate	$13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
AbbVie, Inc.	2.2%
MetLife, Inc.	2.2%
JPMorgan Chase & Co.	2.2%
Cummins, Inc.	2.1%
Broadcom, Inc.	1.9%
Bank of America Corp.	1.9%
Johnson & Johnson	1.8%
Iron Mountain, Inc.	1.8%
Walmart, Inc.	1.7%
Chevron Corp.	1.6%
* Excluding short-term investments
Top Industries
Banks	9.8%
Pharmaceuticals	6.3%
Electric Utilities	6.0%
Oil, Gas & Consumable Fuels	5.8%
Semiconductors & Semiconductor Equipment	4.8%
Insurance	4.5%
Chemicals	3.7%
Specialized REITs	3.5%
Technology Hardware, Storage & Peripherals	3.3%
Capital Markets	3.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
AbbVie, Inc.	2.2%
MetLife, Inc.	2.2%
JPMorgan Chase & Co.	2.2%
Cummins, Inc.	2.1%
Broadcom, Inc.	1.9%
Bank of America Corp.	1.9%
Johnson & Johnson	1.8%
Iron Mountain, Inc.	1.8%
Walmart, Inc.	1.7%
Chevron Corp.	1.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch U.S. Equity Yield Fund” to “NYLI Epoch U.S. Equity Yield Fund .” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
Effective March 31, 2024, Mr. Priest no longer serves as portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch U.S. Equity Yield Fund” to “NYLI Epoch U.S. Equity Yield Fund .” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000180195 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch U.S. Equity Yield Fund (formerly known as MainStay Epoch U.S. Equity Yield Fund)
Class Name	Class R6
Trading Symbol	EPLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$85	0.73%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.73%	[5]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Value Index was affected by both sector allocation and security selection. Strength in artificial intelligence (“AI”)-related stocks acted as a tailwind to returns, driven by exposure to semiconductor stocks in the information technology sector. Exposure to medium-term momentum and profitability characteristics also bolstered relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information Technology	Stock selection in semiconductors and technology hardware	Contributed
Energy	Underweight exposure to the worst performing sector in the Index, plus stock selection in oil, gas and consumable fuel names	Contributed
Materials	Stock selection in chemicals	Detracted
Financials	Underweight exposure to a leading sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	5/8/2017	33.98%	10.27%	9.99%
Russell 3000® Index[1]		37.86%%	14.60%%	13.56%%
Russell 1000® Value Index[2]		30.98%%	10.14%%	9.34%%
U.S. Equity Yield Composite Index[3]		27.06%%	8.11%%	9.15%%
Morningstar Large Value Category Average[4]		29.70%%	10.72%%	9.54%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 08, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,076,266,293
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 6,650,391
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,076,266,293%
Total number of portfolio holdings	$95%
Total advisory fees paid	$6,650,391%
Portfolio turnover rate	$13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
AbbVie, Inc.	2.2%
MetLife, Inc.	2.2%
JPMorgan Chase & Co.	2.2%
Cummins, Inc.	2.1%
Broadcom, Inc.	1.9%
Bank of America Corp.	1.9%
Johnson & Johnson	1.8%
Iron Mountain, Inc.	1.8%
Walmart, Inc.	1.7%
Chevron Corp.	1.6%
* Excluding short-term investments
Top Industries
Banks	9.8%
Pharmaceuticals	6.3%
Electric Utilities	6.0%
Oil, Gas & Consumable Fuels	5.8%
Semiconductors & Semiconductor Equipment	4.8%
Insurance	4.5%
Chemicals	3.7%
Specialized REITs	3.5%
Technology Hardware, Storage & Peripherals	3.3%
Capital Markets	3.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
AbbVie, Inc.	2.2%
MetLife, Inc.	2.2%
JPMorgan Chase & Co.	2.2%
Cummins, Inc.	2.1%
Broadcom, Inc.	1.9%
Bank of America Corp.	1.9%
Johnson & Johnson	1.8%
Iron Mountain, Inc.	1.8%
Walmart, Inc.	1.7%
Chevron Corp.	1.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch U.S. Equity Yield Fund” to “NYLI Epoch U.S. Equity Yield Fund .” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
Effective March 31, 2024, Mr. Priest no longer serves as portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch U.S. Equity Yield Fund” to “NYLI Epoch U.S. Equity Yield Fund .” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000080506 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch U.S. Equity Yield Fund (formerly known as MainStay Epoch U.S. Equity Yield Fund)
Class Name	Investor Class
Trading Symbol	EPLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$154	1.32%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.32%	[6]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Value Index was affected by both sector allocation and security selection. Strength in artificial intelligence (“AI”)-related stocks acted as a tailwind to returns, driven by exposure to semiconductor stocks in the information technology sector. Exposure to medium-term momentum and profitability characteristics also bolstered relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information Technology	Stock selection in semiconductors and technology hardware	Contributed
Energy	Underweight exposure to the worst performing sector in the Index, plus stock selection in oil, gas and consumable fuel names	Contributed
Materials	Stock selection in chemicals	Detracted
Financials	Underweight exposure to a leading sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	11/16/2009	26.52%	8.38%	8.30%
Investor Class Shares - Excluding sales charges		33.18%	9.62%	8.91%
Russell 3000® Index[1]		37.86%	14.60%	12.44%
Russell 1000® Value Index[2]		30.98%	10.14%	8.87%
U.S. Equity Yield Composite Index[3]		27.06%	8.11%	9.22%
Morningstar Large Value Category Average[4]		29.70%	10.72%	9.01%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 16, 2009
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,076,266,293
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 6,650,391
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,076,266,293%
Total number of portfolio holdings	$95%
Total advisory fees paid	$6,650,391%
Portfolio turnover rate	$13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
AbbVie, Inc.	2.2%
MetLife, Inc.	2.2%
JPMorgan Chase & Co.	2.2%
Cummins, Inc.	2.1%
Broadcom, Inc.	1.9%
Bank of America Corp.	1.9%
Johnson & Johnson	1.8%
Iron Mountain, Inc.	1.8%
Walmart, Inc.	1.7%
Chevron Corp.	1.6%
* Excluding short-term investments
Top Industries
Banks	9.8%
Pharmaceuticals	6.3%
Electric Utilities	6.0%
Oil, Gas & Consumable Fuels	5.8%
Semiconductors & Semiconductor Equipment	4.8%
Insurance	4.5%
Chemicals	3.7%
Specialized REITs	3.5%
Technology Hardware, Storage & Peripherals	3.3%
Capital Markets	3.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
AbbVie, Inc.	2.2%
MetLife, Inc.	2.2%
JPMorgan Chase & Co.	2.2%
Cummins, Inc.	2.1%
Broadcom, Inc.	1.9%
Bank of America Corp.	1.9%
Johnson & Johnson	1.8%
Iron Mountain, Inc.	1.8%
Walmart, Inc.	1.7%
Chevron Corp.	1.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch U.S. Equity Yield Fund” to “NYLI Epoch U.S. Equity Yield Fund .” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
Effective March 31, 2024, Mr. Priest no longer serves as portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch U.S. Equity Yield Fund” to “NYLI Epoch U.S. Equity Yield Fund .” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000221654 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch U.S. Equity Yield Fund (formerly known as MainStay Epoch U.S. Equity Yield Fund)
Class Name	SIMPLE Class
Trading Symbol	EPLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$154	1.32%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.32%	[7]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Value Index was affected by both sector allocation and security selection. Strength in artificial intelligence (“AI”)-related stocks acted as a tailwind to returns, driven by exposure to semiconductor stocks in the information technology sector. Exposure to medium-term momentum and profitability characteristics also bolstered relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information Technology	Stock selection in semiconductors and technology hardware	Contributed
Energy	Underweight exposure to the worst performing sector in the Index, plus stock selection in oil, gas and consumable fuel names	Contributed
Materials	Stock selection in chemicals	Detracted
Financials	Underweight exposure to a leading sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	33.16%	12.89%
Russell 3000® Index[1]		37.86%	13.46%
Russell 1000® Value Index[2]		30.98%	13.39%
U.S. Equity Yield Composite Index[3]		27.06%	9.77%
Morningstar Large Value Category Average[4]		29.70%	13.75%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,076,266,293
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 6,650,391
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,076,266,293%
Total number of portfolio holdings	$95%
Total advisory fees paid	$6,650,391%
Portfolio turnover rate	$13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
AbbVie, Inc.	2.2%
MetLife, Inc.	2.2%
JPMorgan Chase & Co.	2.2%
Cummins, Inc.	2.1%
Broadcom, Inc.	1.9%
Bank of America Corp.	1.9%
Johnson & Johnson	1.8%
Iron Mountain, Inc.	1.8%
Walmart, Inc.	1.7%
Chevron Corp.	1.6%
* Excluding short-term investments
Top Industries
Banks	9.8%
Pharmaceuticals	6.3%
Electric Utilities	6.0%
Oil, Gas & Consumable Fuels	5.8%
Semiconductors & Semiconductor Equipment	4.8%
Insurance	4.5%
Chemicals	3.7%
Specialized REITs	3.5%
Technology Hardware, Storage & Peripherals	3.3%
Capital Markets	3.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
AbbVie, Inc.	2.2%
MetLife, Inc.	2.2%
JPMorgan Chase & Co.	2.2%
Cummins, Inc.	2.1%
Broadcom, Inc.	1.9%
Bank of America Corp.	1.9%
Johnson & Johnson	1.8%
Iron Mountain, Inc.	1.8%
Walmart, Inc.	1.7%
Chevron Corp.	1.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch U.S. Equity Yield Fund” to “NYLI Epoch U.S. Equity Yield Fund .” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
Effective March 31, 2024, Mr. Priest no longer serves as portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch U.S. Equity Yield Fund” to “NYLI Epoch U.S. Equity Yield Fund .” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000080514 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch Global Equity Yield Fund (formerly known as MainStay Epoch Global Equity Yield Fund)
Class Name	Class A
Trading Symbol	EPSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$126	1.09%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.09%	[8]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI World Index (Net) was affected by both sector allocation and security selection. Performance was particularly challenged by highly concentrated market leadership within the U.S. big tech cohort, the Magnificent 7, a group to which the Fund held limited exposure due to members' high Index weights, as well as several names not returning sufficient levels of capital to shareholders.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Financials	Stock selection within banks and insurance companies	Contributed
Consumer staples	Stock selection within beverage stocks and exposure to tobacco companies.	Contributed
Communication services	Underexposure to Meta Platforms and exposure to a few struggling Canadian telecommunications stocks	Detracted
Information technology	Underweight exposure to a leading sector and lack of exposure to NVIDIA	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	8/2/2006	24.19%	7.06%	5.74%
Class A Shares - Excluding sales charges		31.42%	8.28%	6.34%
MSCI World Index (Net)[1]		33.68%	12.03%	9.78%
Global Equity Yield Composite Index[2]		22.95%	6.42%	6.99%
Morningstar Global Large Stock Value Category Average[3]		24.85%	8.65%	6.87%
1.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

3.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these funds to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Performance Inception Date	Aug. 02, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 765,019,644
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 4,977,806
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$765,019,644%
Total number of portfolio holdings	$114%
Total advisory fees paid	$4,977,806%
Portfolio turnover rate	$18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.2%
Microsoft Corp.	2.1%
International Business Machines Corp.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1.8%
Analog Devices, Inc.	1.8%
AbbVie, Inc.	1.8%
Iron Mountain, Inc.	1.7%
Coca-Cola Europacific Partners plc	1.6%
Cisco Systems, Inc.	1.5%
Philip Morris International, Inc.	1.5%
* Excluding short-term investments
Top Industries
Pharmaceuticals	9.2%
Semiconductors & Semiconductor Equipment	8.2%
Banks	7.2%
Technology Hardware, Storage & Peripherals	5.7%
Insurance	5.7%
Diversified Telecommunication Services	4.6%
Oil, Gas & Consumable Fuels	4.2%
Electric Utilities	4.1%
Aerospace & Defense	3.2%
Software	3.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.2%
Microsoft Corp.	2.1%
International Business Machines Corp.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1.8%
Analog Devices, Inc.	1.8%
AbbVie, Inc.	1.8%
Iron Mountain, Inc.	1.7%
Coca-Cola Europacific Partners plc	1.6%
Cisco Systems, Inc.	1.5%
Philip Morris International, Inc.	1.5%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch Global Equity Yield Fund” to “NYLI Epoch Global Equity Yield Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
Effective March 31, 2024, Mr. Priest no longer serves as portfolio manager of the Fund.
As of July 1, 2024, Michael A. Welhoelter, John Tobin, Kera Van Valen, Michael Jin and Lin Lin are portfolio managers of the Fund. Effective on or about December 31, 2024, Messers. Welhoelter and Tobin will retire from the Subadvisor, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch Global Equity Yield Fund” to “NYLI Epoch Global Equity Yield Fund.” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000080515 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch Global Equity Yield Fund (formerly known as MainStay Epoch Global Equity Yield Fund)
Class Name	Class C
Trading Symbol	EPSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$212	1.84%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.84%	[9]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI World Index (Net) was affected by both sector allocation and security selection. Performance was particularly challenged by highly concentrated market leadership within the U.S. big tech cohort, the Magnificent 7, a group to which the Fund held limited exposure due to members' high Index weights, as well as several names not returning sufficient levels of capital to shareholders.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Financials	Stock selection within banks and insurance companies	Contributed
Consumer staples	Stock selection within beverage stocks and exposure to tobacco companies.	Contributed
Communication services	Underexposure to Meta Platforms and exposure to a few struggling Canadian telecommunications stocks	Detracted
Information technology	Underweight exposure to a leading sector and lack of exposure to NVIDIA	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	11/16/2009	29.41%	7.46%	5.54%
Class C Shares - Excluding sales charges		30.41%	7.46%	5.54%
MSCI World Index (Net)[1]		33.68%	12.03%	9.78%
Global Equity Yield Composite Index[2]		22.95%	6.42%	6.99%
Morningstar Global Large Stock Value Category Average[3]		24.85%	8.65%	6.87%
1.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

3.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these funds to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Performance Inception Date	Nov. 16, 2009
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 765,019,644
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 4,977,806
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$765,019,644%
Total number of portfolio holdings	$114%
Total advisory fees paid	$4,977,806%
Portfolio turnover rate	$18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.2%
Microsoft Corp.	2.1%
International Business Machines Corp.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1.8%
Analog Devices, Inc.	1.8%
AbbVie, Inc.	1.8%
Iron Mountain, Inc.	1.7%
Coca-Cola Europacific Partners plc	1.6%
Cisco Systems, Inc.	1.5%
Philip Morris International, Inc.	1.5%
* Excluding short-term investments
Top Industries
Pharmaceuticals	9.2%
Semiconductors & Semiconductor Equipment	8.2%
Banks	7.2%
Technology Hardware, Storage & Peripherals	5.7%
Insurance	5.7%
Diversified Telecommunication Services	4.6%
Oil, Gas & Consumable Fuels	4.2%
Electric Utilities	4.1%
Aerospace & Defense	3.2%
Software	3.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.2%
Microsoft Corp.	2.1%
International Business Machines Corp.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1.8%
Analog Devices, Inc.	1.8%
AbbVie, Inc.	1.8%
Iron Mountain, Inc.	1.7%
Coca-Cola Europacific Partners plc	1.6%
Cisco Systems, Inc.	1.5%
Philip Morris International, Inc.	1.5%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch Global Equity Yield Fund” to “NYLI Epoch Global Equity Yield Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
Effective March 31, 2024, Mr. Priest no longer serves as portfolio manager of the Fund.
As of July 1, 2024, Michael A. Welhoelter, John Tobin, Kera Van Valen, Michael Jin and Lin Lin are portfolio managers of the Fund. Effective on or about December 31, 2024, Messers. Welhoelter and Tobin will retire from the Subadvisor, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch Global Equity Yield Fund” to “NYLI Epoch Global Equity Yield Fund.” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000080516 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch Global Equity Yield Fund (formerly known as MainStay Epoch Global Equity Yield Fund)
Class Name	Class I
Trading Symbol	EPSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$97	0.84%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.84%	[10]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI World Index (Net) was affected by both sector allocation and security selection. Performance was particularly challenged by highly concentrated market leadership within the U.S. big tech cohort, the Magnificent 7, a group to which the Fund held limited exposure due to members' high Index weights, as well as several names not returning sufficient levels of capital to shareholders.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Financials	Stock selection within banks and insurance companies	Contributed
Consumer staples	Stock selection within beverage stocks and exposure to tobacco companies.	Contributed
Communication services	Underexposure to Meta Platforms and exposure to a few struggling Canadian telecommunications stocks	Detracted
Information technology	Underweight exposure to a leading sector and lack of exposure to NVIDIA	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	12/27/2005	31.70%	8.55%	6.60%
MSCI World Index (Net)[1]		33.68%	12.03%	9.78%
Global Equity Yield Composite Index[2]		22.95%	6.42%	6.99%
Morningstar Global Large Stock Value Category Average[3]		24.85%	8.65%	6.87%
1.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

3.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these funds to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Performance Inception Date	Dec. 27, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 765,019,644
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 4,977,806
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$765,019,644%
Total number of portfolio holdings	$114%
Total advisory fees paid	$4,977,806%
Portfolio turnover rate	$18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.2%
Microsoft Corp.	2.1%
International Business Machines Corp.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1.8%
Analog Devices, Inc.	1.8%
AbbVie, Inc.	1.8%
Iron Mountain, Inc.	1.7%
Coca-Cola Europacific Partners plc	1.6%
Cisco Systems, Inc.	1.5%
Philip Morris International, Inc.	1.5%
* Excluding short-term investments
Top Industries
Pharmaceuticals	9.2%
Semiconductors & Semiconductor Equipment	8.2%
Banks	7.2%
Technology Hardware, Storage & Peripherals	5.7%
Insurance	5.7%
Diversified Telecommunication Services	4.6%
Oil, Gas & Consumable Fuels	4.2%
Electric Utilities	4.1%
Aerospace & Defense	3.2%
Software	3.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.2%
Microsoft Corp.	2.1%
International Business Machines Corp.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1.8%
Analog Devices, Inc.	1.8%
AbbVie, Inc.	1.8%
Iron Mountain, Inc.	1.7%
Coca-Cola Europacific Partners plc	1.6%
Cisco Systems, Inc.	1.5%
Philip Morris International, Inc.	1.5%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch Global Equity Yield Fund” to “NYLI Epoch Global Equity Yield Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
Effective March 31, 2024, Mr. Priest no longer serves as portfolio manager of the Fund.
As of July 1, 2024, Michael A. Welhoelter, John Tobin, Kera Van Valen, Michael Jin and Lin Lin are portfolio managers of the Fund. Effective on or about December 31, 2024, Messers. Welhoelter and Tobin will retire from the Subadvisor, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch Global Equity Yield Fund” to “NYLI Epoch Global Equity Yield Fund.” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000127145 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch Global Equity Yield Fund (formerly known as MainStay Epoch Global Equity Yield Fund)
Class Name	Class R6
Trading Symbol	EPSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$86	0.74%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.74%	[11]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI World Index (Net) was affected by both sector allocation and security selection. Performance was particularly challenged by highly concentrated market leadership within the U.S. big tech cohort, the Magnificent 7, a group to which the Fund held limited exposure due to members' high Index weights, as well as several names not returning sufficient levels of capital to shareholders.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Financials	Stock selection within banks and insurance companies	Contributed
Consumer staples	Stock selection within beverage stocks and exposure to tobacco companies.	Contributed
Communication services	Underexposure to Meta Platforms and exposure to a few struggling Canadian telecommunications stocks	Detracted
Information technology	Underweight exposure to a leading sector and lack of exposure to NVIDIA	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class R6 Shares	6/17/2013	31.90%	8.38%	6.59%
MSCI World Index (Net)[1]		33.68%	12.03%	9.78%
Global Equity Yield Composite Index[2]		22.95%	6.42%	6.99%
Morningstar Global Large Stock Value Category Average[3]		24.85%	8.65%	6.87%
1.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

3.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these funds to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Performance Inception Date	Jun. 17, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 765,019,644
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 4,977,806
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$765,019,644%
Total number of portfolio holdings	$114%
Total advisory fees paid	$4,977,806%
Portfolio turnover rate	$18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.2%
Microsoft Corp.	2.1%
International Business Machines Corp.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1.8%
Analog Devices, Inc.	1.8%
AbbVie, Inc.	1.8%
Iron Mountain, Inc.	1.7%
Coca-Cola Europacific Partners plc	1.6%
Cisco Systems, Inc.	1.5%
Philip Morris International, Inc.	1.5%
* Excluding short-term investments
Top Industries
Pharmaceuticals	9.2%
Semiconductors & Semiconductor Equipment	8.2%
Banks	7.2%
Technology Hardware, Storage & Peripherals	5.7%
Insurance	5.7%
Diversified Telecommunication Services	4.6%
Oil, Gas & Consumable Fuels	4.2%
Electric Utilities	4.1%
Aerospace & Defense	3.2%
Software	3.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.2%
Microsoft Corp.	2.1%
International Business Machines Corp.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1.8%
Analog Devices, Inc.	1.8%
AbbVie, Inc.	1.8%
Iron Mountain, Inc.	1.7%
Coca-Cola Europacific Partners plc	1.6%
Cisco Systems, Inc.	1.5%
Philip Morris International, Inc.	1.5%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch Global Equity Yield Fund” to “NYLI Epoch Global Equity Yield Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
Effective March 31, 2024, Mr. Priest no longer serves as portfolio manager of the Fund.
As of July 1, 2024, Michael A. Welhoelter, John Tobin, Kera Van Valen, Michael Jin and Lin Lin are portfolio managers of the Fund. Effective on or about December 31, 2024, Messers. Welhoelter and Tobin will retire from the Subadvisor, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch Global Equity Yield Fund” to “NYLI Epoch Global Equity Yield Fund.” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]	The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000080517 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch Global Equity Yield Fund (formerly known as MainStay Epoch Global Equity Yield Fund)
Class Name	Investor Class
Trading Symbol	EPSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$135	1.17%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.17%	[12]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI World Index (Net) was affected by both sector allocation and security selection. Performance was particularly challenged by highly concentrated market leadership within the U.S. big tech cohort, the Magnificent 7, a group to which the Fund held limited exposure due to members' high Index weights, as well as several names not returning sufficient levels of capital to shareholders.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Financials	Stock selection within banks and insurance companies	Contributed
Consumer staples	Stock selection within beverage stocks and exposure to tobacco companies.	Contributed
Communication services	Underexposure to Meta Platforms and exposure to a few struggling Canadian telecommunications stocks	Detracted
Information technology	Underweight exposure to a leading sector and lack of exposure to NVIDIA	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	11/16/2009	24.76%	7.00%	5.71%
Investor Class Shares - Excluding sales charges		31.32%	8.21%	6.31%
MSCI World Index (Net)[1]		33.68%	12.03%	9.78%
Global Equity Yield Composite Index[2]		22.95%	6.42%	6.99%
Morningstar Global Large Stock Value Category Average[3]		24.85%	8.65%	6.87%
1.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

3.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these funds to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Performance Inception Date	Nov. 16, 2009
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 765,019,644
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 4,977,806
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$765,019,644%
Total number of portfolio holdings	$114%
Total advisory fees paid	$4,977,806%
Portfolio turnover rate	$18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.2%
Microsoft Corp.	2.1%
International Business Machines Corp.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1.8%
Analog Devices, Inc.	1.8%
AbbVie, Inc.	1.8%
Iron Mountain, Inc.	1.7%
Coca-Cola Europacific Partners plc	1.6%
Cisco Systems, Inc.	1.5%
Philip Morris International, Inc.	1.5%
* Excluding short-term investments
Top Industries
Pharmaceuticals	9.2%
Semiconductors & Semiconductor Equipment	8.2%
Banks	7.2%
Technology Hardware, Storage & Peripherals	5.7%
Insurance	5.7%
Diversified Telecommunication Services	4.6%
Oil, Gas & Consumable Fuels	4.2%
Electric Utilities	4.1%
Aerospace & Defense	3.2%
Software	3.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.2%
Microsoft Corp.	2.1%
International Business Machines Corp.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1.8%
Analog Devices, Inc.	1.8%
AbbVie, Inc.	1.8%
Iron Mountain, Inc.	1.7%
Coca-Cola Europacific Partners plc	1.6%
Cisco Systems, Inc.	1.5%
Philip Morris International, Inc.	1.5%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch Global Equity Yield Fund” to “NYLI Epoch Global Equity Yield Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
Effective March 31, 2024, Mr. Priest no longer serves as portfolio manager of the Fund.
As of July 1, 2024, Michael A. Welhoelter, John Tobin, Kera Van Valen, Michael Jin and Lin Lin are portfolio managers of the Fund. Effective on or about December 31, 2024, Messers. Welhoelter and Tobin will retire from the Subadvisor, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch Global Equity Yield Fund” to “NYLI Epoch Global Equity Yield Fund.” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000086336 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Muni Bond Fund (formerly known as MainStay MacKay High Yield Municipal Bond Fund)
Class Name	Class A
Trading Symbol	MMHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	0.86%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the high yield segment of the municipal market significantly outperformed its investment-grade counterpart. The Fund’s performance relative to the Bloomberg Municipal Bond Index was primarily driven by yield curve positioning and security selection. Relative returns benefited from the Fund’s overweight exposure to longer-maturity bonds, as municipal/Treasury levels in the intermediate segment were at rich levels, as well as overweight exposure to lower-quality credits.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to special tax holdings, driven by security selection	Contributed
Credit rating	Underweight allocation to, and security selection among, BBB-rated credits and non-rated bonds	Contributed
Geographic	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Credit Rating	Underweight allocation to AA-rated bonds, along with security selection.	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	3/31/2010	13.78%	0.96%	3.39%
Class A Shares - Excluding sales charges		17.30%	1.90%	3.86%
Bloomberg Municipal Bond Index[1]		9.70%	1.05%	2.30%
Bloomberg High Yield Municipal Bond Index[2]		17.47%	2.71%	4.40%
High Yield Municipal Bond Composite Index[3]		14.31%	2.07%	3.57%
Morningstar High Yield Muni Category Average[4]		15.30%	1.23%	2.96%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.	The Bloomberg Municipal High Yield Bond Index is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.
3.	The High Yield Municipal Bond Composite Index consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.
4.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Mar. 31, 2010
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 9,588,426,772
Holdings Count | Holding	1,385
Advisory Fees Paid, Amount	$ 46,131,476
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,588,426,772%
Total number of portfolio holdings	$1,385%
Total advisory fees paid	$46,131,476%
Portfolio turnover rate	$17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.4%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	2.9%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.8%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-12/1/47	2.3%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	2.1%
Buckeye Tobacco Settlement Financing Authority, 4.00%-5.00%, due 6/1/48-6/1/55	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
Metropolitan Transportation Authority, 4.00%-5.00%, due 11/15/27-11/15/52	1.7%
* Excluding short-term investments
Top States
New York	11.4%
Puerto Rico	11.0%
Illinois	10.6%
California	7.2%
Texas	5.1%
Pennsylvania	4.7%
Ohio	4.3%
Wisconsin	3.3%
Florida	3.2%
New Jersey	3.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.4%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	2.9%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.8%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-12/1/47	2.3%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	2.1%
Buckeye Tobacco Settlement Financing Authority, 4.00%-5.00%, due 6/1/48-6/1/55	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
Metropolitan Transportation Authority, 4.00%-5.00%, due 11/15/27-11/15/52	1.7%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Municipal Bond Fund” to “NYLI MacKay High Yield Muni Bond Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, John Loffredo, Robert DiMella, Michael Petty, David Dowden, Frances Lewis, John Lawlor, Michael Perilli and Ian France are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Municipal Bond Fund” to “NYLI MacKay High Yield Muni Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000086337 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Muni Bond Fund (formerly known as MainStay MacKay High Yield Municipal Bond Fund)
Class Name	Class C
Trading Symbol	MMHDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$176	1.63%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the high yield segment of the municipal market significantly outperformed its investment-grade counterpart. The Fund’s performance relative to the Bloomberg Municipal Bond Index was primarily driven by yield curve positioning and security selection. Relative returns benefited from the Fund’s overweight exposure to longer-maturity bonds, as municipal/Treasury levels in the intermediate segment were at rich levels, as well as overweight exposure to lower-quality credits.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to special tax holdings, driven by security selection	Contributed
Credit rating	Underweight allocation to, and security selection among, BBB-rated credits and non-rated bonds	Contributed
Geographic	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Credit Rating	Underweight allocation to AA-rated bonds, along with security selection.	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	3/31/2010	15.34%	1.12%	3.07%
Class C Shares - Excluding sales charges		16.34%	1.12%	3.07%
Bloomberg Municipal Bond Index[1]		9.70%	1.05%	2.30%
Bloomberg High Yield Municipal Bond Index[2]		17.47%	2.71%	4.40%
High Yield Municipal Bond Composite Index[3]		14.31%	2.07%	3.57%
Morningstar High Yield Muni Category Average[4]		15.30%	1.23%	2.96%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.	The Bloomberg Municipal High Yield Bond Index is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.
3.	The High Yield Municipal Bond Composite Index consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.
4.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Mar. 31, 2010
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 9,588,426,772
Holdings Count | Holding	1,385
Advisory Fees Paid, Amount	$ 46,131,476
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,588,426,772%
Total number of portfolio holdings	$1,385%
Total advisory fees paid	$46,131,476%
Portfolio turnover rate	$17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.4%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	2.9%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.8%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-12/1/47	2.3%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	2.1%
Buckeye Tobacco Settlement Financing Authority, 4.00%-5.00%, due 6/1/48-6/1/55	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
Metropolitan Transportation Authority, 4.00%-5.00%, due 11/15/27-11/15/52	1.7%
* Excluding short-term investments
Top States
New York	11.4%
Puerto Rico	11.0%
Illinois	10.6%
California	7.2%
Texas	5.1%
Pennsylvania	4.7%
Ohio	4.3%
Wisconsin	3.3%
Florida	3.2%
New Jersey	3.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.4%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	2.9%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.8%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-12/1/47	2.3%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	2.1%
Buckeye Tobacco Settlement Financing Authority, 4.00%-5.00%, due 6/1/48-6/1/55	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
Metropolitan Transportation Authority, 4.00%-5.00%, due 11/15/27-11/15/52	1.7%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Municipal Bond Fund” to “NYLI MacKay High Yield Muni Bond Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, John Loffredo, Robert DiMella, Michael Petty, David Dowden, Frances Lewis, John Lawlor, Michael Perilli and Ian France are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Municipal Bond Fund” to “NYLI MacKay High Yield Muni Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000086338 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Muni Bond Fund (formerly known as MainStay MacKay High Yield Municipal Bond Fund)
Class Name	Class I
Trading Symbol	MMHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	0.61%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the high yield segment of the municipal market significantly outperformed its investment-grade counterpart. The Fund’s performance relative to the Bloomberg Municipal Bond Index was primarily driven by yield curve positioning and security selection. Relative returns benefited from the Fund’s overweight exposure to longer-maturity bonds, as municipal/Treasury levels in the intermediate segment were at rich levels, as well as overweight exposure to lower-quality credits.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to special tax holdings, driven by security selection	Contributed
Credit rating	Underweight allocation to, and security selection among, BBB-rated credits and non-rated bonds	Contributed
Geographic	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Credit Rating	Underweight allocation to AA-rated bonds, along with security selection.	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	3/31/2010	17.48%	2.15%	4.12%
Bloomberg Municipal Bond Index[1]		9.70%	1.05%	2.30%
Bloomberg High Yield Municipal Bond Index[2]		17.47%	2.71%	4.40%
High Yield Municipal Bond Composite Index[3]		14.31%	2.07%	3.57%
Morningstar High Yield Muni Category Average[4]		15.30%	1.23%	2.96%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.	The Bloomberg Municipal High Yield Bond Index is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.
3.	The High Yield Municipal Bond Composite Index consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.
4.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Mar. 31, 2010
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 9,588,426,772
Holdings Count | Holding	1,385
Advisory Fees Paid, Amount	$ 46,131,476
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,588,426,772%
Total number of portfolio holdings	$1,385%
Total advisory fees paid	$46,131,476%
Portfolio turnover rate	$17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.4%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	2.9%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.8%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-12/1/47	2.3%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	2.1%
Buckeye Tobacco Settlement Financing Authority, 4.00%-5.00%, due 6/1/48-6/1/55	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
Metropolitan Transportation Authority, 4.00%-5.00%, due 11/15/27-11/15/52	1.7%
* Excluding short-term investments
Top States
New York	11.4%
Puerto Rico	11.0%
Illinois	10.6%
California	7.2%
Texas	5.1%
Pennsylvania	4.7%
Ohio	4.3%
Wisconsin	3.3%
Florida	3.2%
New Jersey	3.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.4%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	2.9%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.8%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-12/1/47	2.3%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	2.1%
Buckeye Tobacco Settlement Financing Authority, 4.00%-5.00%, due 6/1/48-6/1/55	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
Metropolitan Transportation Authority, 4.00%-5.00%, due 11/15/27-11/15/52	1.7%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Municipal Bond Fund” to “NYLI MacKay High Yield Muni Bond Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, John Loffredo, Robert DiMella, Michael Petty, David Dowden, Frances Lewis, John Lawlor, Michael Perilli and Ian France are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Municipal Bond Fund” to “NYLI MacKay High Yield Muni Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000185918 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Muni Bond Fund (formerly known as MainStay MacKay High Yield Municipal Bond Fund)
Class Name	Class R6
Trading Symbol	MMHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the high yield segment of the municipal market significantly outperformed its investment-grade counterpart. The Fund’s performance relative to the Bloomberg Municipal Bond Index was primarily driven by yield curve positioning and security selection. Relative returns benefited from the Fund’s overweight exposure to longer-maturity bonds, as municipal/Treasury levels in the intermediate segment were at rich levels, as well as overweight exposure to lower-quality credits.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to special tax holdings, driven by security selection	Contributed
Credit rating	Underweight allocation to, and security selection among, BBB-rated credits and non-rated bonds	Contributed
Geographic	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Credit Rating	Underweight allocation to AA-rated bonds, along with security selection.	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	17.56%	2.18%	2.18%
Bloomberg Municipal Bond Index[1]		9.70%	1.05%	1.05%
Bloomberg High Yield Municipal Bond Index[2]		17.47%	2.71%	2.71%
High Yield Municipal Bond Composite Index[3]		14.31%	2.07%	2.07%
Morningstar High Yield Muni Category Average[4]		15.30%	1.23%	1.23%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.	The Bloomberg Municipal High Yield Bond Index is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.
3.	The High Yield Municipal Bond Composite Index consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.
4.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 9,588,426,772
Holdings Count | Holding	1,385
Advisory Fees Paid, Amount	$ 46,131,476
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,588,426,772%
Total number of portfolio holdings	$1,385%
Total advisory fees paid	$46,131,476%
Portfolio turnover rate	$17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.4%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	2.9%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.8%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-12/1/47	2.3%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	2.1%
Buckeye Tobacco Settlement Financing Authority, 4.00%-5.00%, due 6/1/48-6/1/55	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
Metropolitan Transportation Authority, 4.00%-5.00%, due 11/15/27-11/15/52	1.7%
* Excluding short-term investments
Top States
New York	11.4%
Puerto Rico	11.0%
Illinois	10.6%
California	7.2%
Texas	5.1%
Pennsylvania	4.7%
Ohio	4.3%
Wisconsin	3.3%
Florida	3.2%
New Jersey	3.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.4%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	2.9%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.8%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-12/1/47	2.3%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	2.1%
Buckeye Tobacco Settlement Financing Authority, 4.00%-5.00%, due 6/1/48-6/1/55	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
Metropolitan Transportation Authority, 4.00%-5.00%, due 11/15/27-11/15/52	1.7%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Municipal Bond Fund” to “NYLI MacKay High Yield Muni Bond Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, John Loffredo, Robert DiMella, Michael Petty, David Dowden, Frances Lewis, John Lawlor, Michael Perilli and Ian France are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Municipal Bond Fund” to “NYLI MacKay High Yield Muni Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000086335 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Muni Bond Fund (formerly known as MainStay MacKay High Yield Municipal Bond Fund)
Class Name	Investor Class
Trading Symbol	MMHVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$96	0.88%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the high yield segment of the municipal market significantly outperformed its investment-grade counterpart. The Fund’s performance relative to the Bloomberg Municipal Bond Index was primarily driven by yield curve positioning and security selection. Relative returns benefited from the Fund’s overweight exposure to longer-maturity bonds, as municipal/Treasury levels in the intermediate segment were at rich levels, as well as overweight exposure to lower-quality credits.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to special tax holdings, driven by security selection	Contributed
Credit rating	Underweight allocation to, and security selection among, BBB-rated credits and non-rated bonds	Contributed
Geographic	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Credit Rating	Underweight allocation to AA-rated bonds, along with security selection.	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	3/31/2010	14.27%	0.95%	3.37%
Investor Class Shares - Excluding sales charges		17.20%	1.88%	3.85%
Bloomberg Municipal Bond Index[1]		9.70%	1.05%	2.30%
Bloomberg High Yield Municipal Bond Index[2]		17.47%	2.71%	4.40%
High Yield Municipal Bond Composite Index[3]		14.31%	2.07%	3.57%
Morningstar High Yield Muni Category Average[4]		15.30%	1.23%	2.96%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.	The Bloomberg Municipal High Yield Bond Index is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.
3.	The High Yield Municipal Bond Composite Index consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.
4.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Mar. 31, 2010
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 9,588,426,772
Holdings Count | Holding	1,385
Advisory Fees Paid, Amount	$ 46,131,476
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,588,426,772%
Total number of portfolio holdings	$1,385%
Total advisory fees paid	$46,131,476%
Portfolio turnover rate	$17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.4%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	2.9%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.8%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-12/1/47	2.3%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	2.1%
Buckeye Tobacco Settlement Financing Authority, 4.00%-5.00%, due 6/1/48-6/1/55	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
Metropolitan Transportation Authority, 4.00%-5.00%, due 11/15/27-11/15/52	1.7%
* Excluding short-term investments
Top States
New York	11.4%
Puerto Rico	11.0%
Illinois	10.6%
California	7.2%
Texas	5.1%
Pennsylvania	4.7%
Ohio	4.3%
Wisconsin	3.3%
Florida	3.2%
New Jersey	3.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.4%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	2.9%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.8%
Chicago Board of Education, (zero coupon)-7.00%, due 12/1/27-12/1/47	2.3%
Public Finance Authority, (zero coupon)-9.00%, due 3/1/26-5/1/71	2.1%
Buckeye Tobacco Settlement Financing Authority, 4.00%-5.00%, due 6/1/48-6/1/55	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
Metropolitan Transportation Authority, 4.00%-5.00%, due 11/15/27-11/15/52	1.7%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Municipal Bond Fund” to “NYLI MacKay High Yield Muni Bond Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, John Loffredo, Robert DiMella, Michael Petty, David Dowden, Frances Lewis, John Lawlor, Michael Perilli and Ian France are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Municipal Bond Fund” to “NYLI MacKay High Yield Muni Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087296 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch International Choice Fund (formerly known as MainStay Epoch International Choice Fund)
Class Name	Class A
Trading Symbol	ICEVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.23%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI EAFE Index (Net) was affected by both sector allocation and security selection.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer staples	Stock selection in the European consumer staples sector (top performers: Unilever and Coca-Cola Europacific Partners)	Contributed
Communication services	Stock selection (top performer: Deutsche Telekom)	Contributed
United Kingdom	Strong relative country returns (top performers: Lloyds Banking Group, Compass Group and Unilever)	Contributed
Information technology	Stock selection (notable underperformers: STMicroelectronics and Samsung Electronics)	Detracted
Health care	Stock selection (notable underperformers: Roche and Novo Nordisk)	Detracted
France	Stock selection and allocation to France (notable underperformers: STMicroelectronics, Pernod Ricard and Edenred)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective January 9, 2017, and the Fund's principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Fund's prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	9/1/2006	10.47%	3.08%	2.81%
Class A Shares - Excluding sales charges		16.90%	4.25%	3.40%
MSCI EAFE® Index (Net)[1]		22.97%%	6.24%%	5.27%%
Morningstar Foreign Large Blend Category Average[2]		22.46%%	6.00%%	4.98%%
1.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 01, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 238,947,082
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,694,803
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$238,947,082%
Total number of portfolio holdings	$37%
Total advisory fees paid	$1,694,803%
Portfolio turnover rate	$60%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
AstraZeneca plc, Sponsored ADR	4.9%
Sony Group Corp.	4.5%
Keyence Corp.	4.3%
Novo Nordisk A/S, Class B	3.9%
Unilever plc	3.6%
Linde plc	3.5%
Asahi Group Holdings Ltd.	3.5%
Airbus SE	3.3%
NN Group NV	3.3%
Lloyds Banking Group plc	3.3%
* Excluding short-term investments
Top Countries
Japan	23.8%
United Kingdom	23.1%
France	14.5%
United States	11.5%
Germany	8.5%
Sweden	5.2%
Netherlands	4.3%
Denmark	3.9%
Spain	2.4%
Republic of Korea	1.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
AstraZeneca plc, Sponsored ADR	4.9%
Sony Group Corp.	4.5%
Keyence Corp.	4.3%
Novo Nordisk A/S, Class B	3.9%
Unilever plc	3.6%
Linde plc	3.5%
Asahi Group Holdings Ltd.	3.5%
Airbus SE	3.3%
NN Group NV	3.3%
Lloyds Banking Group plc	3.3%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch International Choice Fund” to “NYLI Epoch International Choice Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
As of July 1, 2024, Michael A. Welhoelter, William J. Booth, Glen Petraglia and Nikolay Petrakov and Wayne Lin are portfolio managers of the Fund. Effective on or about December 31, 2024, Mr. Welhoelter will retire from the Subadvisor, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch International Choice Fund” to “NYLI Epoch International Choice Fund.” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087297 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch International Choice Fund (formerly known as MainStay Epoch International Choice Fund)
Class Name	Class C
Trading Symbol	ICEWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$246	2.29%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 246
Expense Ratio, Percent	2.29%	[13]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI EAFE Index (Net) was affected by both sector allocation and security selection.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer staples	Stock selection in the European consumer staples sector (top performers: Unilever and Coca-Cola Europacific Partners)	Contributed
Communication services	Stock selection (top performer: Deutsche Telekom)	Contributed
United Kingdom	Strong relative country returns (top performers: Lloyds Banking Group, Compass Group and Unilever)	Contributed
Information technology	Stock selection (notable underperformers: STMicroelectronics and Samsung Electronics)	Detracted
Health care	Stock selection (notable underperformers: Roche and Novo Nordisk)	Detracted
France	Stock selection and allocation to France (notable underperformers: STMicroelectronics, Pernod Ricard and Edenred)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective January 9, 2017, and the Fund's principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Fund's prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/2006	14.71%	3.18%	2.36%
Class C Shares - Excluding sales charges		15.71%	3.18%	2.36%
MSCI EAFE® Index (Net)[1]		22.97%%	6.24%%	5.27%%
Morningstar Foreign Large Blend Category Average[2]		22.46%%	6.00%%	4.98%%
1.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 01, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 238,947,082
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,694,803
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$238,947,082%
Total number of portfolio holdings	$37%
Total advisory fees paid	$1,694,803%
Portfolio turnover rate	$60%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
AstraZeneca plc, Sponsored ADR	4.9%
Sony Group Corp.	4.5%
Keyence Corp.	4.3%
Novo Nordisk A/S, Class B	3.9%
Unilever plc	3.6%
Linde plc	3.5%
Asahi Group Holdings Ltd.	3.5%
Airbus SE	3.3%
NN Group NV	3.3%
Lloyds Banking Group plc	3.3%
* Excluding short-term investments
Top Countries
Japan	23.8%
United Kingdom	23.1%
France	14.5%
United States	11.5%
Germany	8.5%
Sweden	5.2%
Netherlands	4.3%
Denmark	3.9%
Spain	2.4%
Republic of Korea	1.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
AstraZeneca plc, Sponsored ADR	4.9%
Sony Group Corp.	4.5%
Keyence Corp.	4.3%
Novo Nordisk A/S, Class B	3.9%
Unilever plc	3.6%
Linde plc	3.5%
Asahi Group Holdings Ltd.	3.5%
Airbus SE	3.3%
NN Group NV	3.3%
Lloyds Banking Group plc	3.3%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch International Choice Fund” to “NYLI Epoch International Choice Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
As of July 1, 2024, Michael A. Welhoelter, William J. Booth, Glen Petraglia and Nikolay Petrakov and Wayne Lin are portfolio managers of the Fund. Effective on or about December 31, 2024, Mr. Welhoelter will retire from the Subadvisor, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch International Choice Fund” to “NYLI Epoch International Choice Fund.” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087298 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch International Choice Fund (formerly known as MainStay Epoch International Choice Fund)
Class Name	Class I
Trading Symbol	ICEUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$103	0.95%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.95%	[14]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI EAFE Index (Net) was affected by both sector allocation and security selection.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer staples	Stock selection in the European consumer staples sector (top performers: Unilever and Coca-Cola Europacific Partners)	Contributed
Communication services	Stock selection (top performer: Deutsche Telekom)	Contributed
United Kingdom	Strong relative country returns (top performers: Lloyds Banking Group, Compass Group and Unilever)	Contributed
Information technology	Stock selection (notable underperformers: STMicroelectronics and Samsung Electronics)	Detracted
Health care	Stock selection (notable underperformers: Roche and Novo Nordisk)	Detracted
France	Stock selection and allocation to France (notable underperformers: STMicroelectronics, Pernod Ricard and Edenred)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective January 9, 2017, and the Fund's principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Fund's prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	12/31/1997	17.24%	4.53%	3.67%
MSCI EAFE® Index (Net)[1]		22.97%%	6.24%%	5.27%%
Morningstar Foreign Large Blend Category Average[2]		22.46%%	6.00%%	4.98%%
1.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 31, 1997
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 238,947,082
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,694,803
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$238,947,082%
Total number of portfolio holdings	$37%
Total advisory fees paid	$1,694,803%
Portfolio turnover rate	$60%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
AstraZeneca plc, Sponsored ADR	4.9%
Sony Group Corp.	4.5%
Keyence Corp.	4.3%
Novo Nordisk A/S, Class B	3.9%
Unilever plc	3.6%
Linde plc	3.5%
Asahi Group Holdings Ltd.	3.5%
Airbus SE	3.3%
NN Group NV	3.3%
Lloyds Banking Group plc	3.3%
* Excluding short-term investments
Top Countries
Japan	23.8%
United Kingdom	23.1%
France	14.5%
United States	11.5%
Germany	8.5%
Sweden	5.2%
Netherlands	4.3%
Denmark	3.9%
Spain	2.4%
Republic of Korea	1.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
AstraZeneca plc, Sponsored ADR	4.9%
Sony Group Corp.	4.5%
Keyence Corp.	4.3%
Novo Nordisk A/S, Class B	3.9%
Unilever plc	3.6%
Linde plc	3.5%
Asahi Group Holdings Ltd.	3.5%
Airbus SE	3.3%
NN Group NV	3.3%
Lloyds Banking Group plc	3.3%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch International Choice Fund” to “NYLI Epoch International Choice Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
As of July 1, 2024, Michael A. Welhoelter, William J. Booth, Glen Petraglia and Nikolay Petrakov and Wayne Lin are portfolio managers of the Fund. Effective on or about December 31, 2024, Mr. Welhoelter will retire from the Subadvisor, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch International Choice Fund” to “NYLI Epoch International Choice Fund.” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087295 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch International Choice Fund (formerly known as MainStay Epoch International Choice Fund)
Class Name	Investor Class
Trading Symbol	ICELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$167	1.54%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.54%	[15]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI EAFE Index (Net) was affected by both sector allocation and security selection.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer staples	Stock selection in the European consumer staples sector (top performers: Unilever and Coca-Cola Europacific Partners)	Contributed
Communication services	Stock selection (top performer: Deutsche Telekom)	Contributed
United Kingdom	Strong relative country returns (top performers: Lloyds Banking Group, Compass Group and Unilever)	Contributed
Information technology	Stock selection (notable underperformers: STMicroelectronics and Samsung Electronics)	Detracted
Health care	Stock selection (notable underperformers: Roche and Novo Nordisk)	Detracted
France	Stock selection and allocation to France (notable underperformers: STMicroelectronics, Pernod Ricard and Edenred)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective January 9, 2017, and the Fund's principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Fund's prior subadvisor and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	4/29/2008	10.76%	2.80%	2.58%
Investor Class Shares - Excluding sales charges		16.58%	3.97%	3.16%
MSCI EAFE® Index (Net)[1]		22.97%%	6.24%%	5.27%%
Morningstar Foreign Large Blend Category Average[2]		22.46%%	6.00%%	4.98%%
1.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 29, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 238,947,082
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,694,803
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$238,947,082%
Total number of portfolio holdings	$37%
Total advisory fees paid	$1,694,803%
Portfolio turnover rate	$60%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
AstraZeneca plc, Sponsored ADR	4.9%
Sony Group Corp.	4.5%
Keyence Corp.	4.3%
Novo Nordisk A/S, Class B	3.9%
Unilever plc	3.6%
Linde plc	3.5%
Asahi Group Holdings Ltd.	3.5%
Airbus SE	3.3%
NN Group NV	3.3%
Lloyds Banking Group plc	3.3%
* Excluding short-term investments
Top Countries
Japan	23.8%
United Kingdom	23.1%
France	14.5%
United States	11.5%
Germany	8.5%
Sweden	5.2%
Netherlands	4.3%
Denmark	3.9%
Spain	2.4%
Republic of Korea	1.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
AstraZeneca plc, Sponsored ADR	4.9%
Sony Group Corp.	4.5%
Keyence Corp.	4.3%
Novo Nordisk A/S, Class B	3.9%
Unilever plc	3.6%
Linde plc	3.5%
Asahi Group Holdings Ltd.	3.5%
Airbus SE	3.3%
NN Group NV	3.3%
Lloyds Banking Group plc	3.3%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch International Choice Fund” to “NYLI Epoch International Choice Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
As of July 1, 2024, Michael A. Welhoelter, William J. Booth, Glen Petraglia and Nikolay Petrakov and Wayne Lin are portfolio managers of the Fund. Effective on or about December 31, 2024, Mr. Welhoelter will retire from the Subadvisor, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch International Choice Fund” to “NYLI Epoch International Choice Fund.” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000221657 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch International Choice Fund (formerly known as MainStay Epoch International Choice Fund)
Class Name	SIMPLE Class
Trading Symbol	ICERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIMPLE Class	$161	1.48%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI EAFE Index (Net) was affected by both sector allocation and security selection.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer staples	Stock selection in the European consumer staples sector (top performers: Unilever and Coca-Cola Europacific Partners)	Contributed
Communication services	Stock selection (top performer: Deutsche Telekom)	Contributed
United Kingdom	Strong relative country returns (top performers: Lloyds Banking Group, Compass Group and Unilever)	Contributed
Information technology	Stock selection (notable underperformers: STMicroelectronics and Samsung Electronics)	Detracted
Health care	Stock selection (notable underperformers: Roche and Novo Nordisk)	Detracted
France	Stock selection and allocation to France (notable underperformers: STMicroelectronics, Pernod Ricard and Edenred)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	16.64%	3.77%
MSCI EAFE® Index (Net)[1]		22.97%%	7.64%%
Morningstar Foreign Large Blend Category Average[2]		22.46%%	6.73%%
1.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 238,947,082
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,694,803
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$238,947,082%
Total number of portfolio holdings	$37%
Total advisory fees paid	$1,694,803%
Portfolio turnover rate	$60%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
AstraZeneca plc, Sponsored ADR	4.9%
Sony Group Corp.	4.5%
Keyence Corp.	4.3%
Novo Nordisk A/S, Class B	3.9%
Unilever plc	3.6%
Linde plc	3.5%
Asahi Group Holdings Ltd.	3.5%
Airbus SE	3.3%
NN Group NV	3.3%
Lloyds Banking Group plc	3.3%
* Excluding short-term investments
Top Countries
Japan	23.8%
United Kingdom	23.1%
France	14.5%
United States	11.5%
Germany	8.5%
Sweden	5.2%
Netherlands	4.3%
Denmark	3.9%
Spain	2.4%
Republic of Korea	1.4%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
AstraZeneca plc, Sponsored ADR	4.9%
Sony Group Corp.	4.5%
Keyence Corp.	4.3%
Novo Nordisk A/S, Class B	3.9%
Unilever plc	3.6%
Linde plc	3.5%
Asahi Group Holdings Ltd.	3.5%
Airbus SE	3.3%
NN Group NV	3.3%
Lloyds Banking Group plc	3.3%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch International Choice Fund” to “NYLI Epoch International Choice Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
As of July 1, 2024, Michael A. Welhoelter, William J. Booth, Glen Petraglia and Nikolay Petrakov and Wayne Lin are portfolio managers of the Fund. Effective on or about December 31, 2024, Mr. Welhoelter will retire from the Subadvisor, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch International Choice Fund” to “NYLI Epoch International Choice Fund.” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087313 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI S&P 500 Index Fund (formerly known as MainStay S&P 500 Index Fund)
Class Name	Class A
Trading Symbol	MSXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI S&P 500 Index Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	0.51%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Although the Fund seeks investment results that correspond to the total return performance of common stocks in the aggregate, as represented by the S&P 500® Index, the Fund’s relative performance for the 12-month reporting period ended October 31, 2024, lagged that of the Index because the Fund incurs operating expenses that the Index does not.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
S&P 500® Semiconductor & Semiconductor Equipment Industry Index	Among the top industries by return	Contributed
S&P 500® Construction & Engineering Industry Index	Among the top industries by return	Contributed
S&P 500® Consumer Finance Industry Index	Among the top industries by return	Contributed
S&P 500® Drug Retail Sub-Industry Index	Among the worst industry by return	Detracted
S&P 500® Auto Parts & Equipment Sub-Industry Index	Among the worst industry by return	Detracted
S&P 500® Agricultural Products Sub-Industry Index	Worst industry by return	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, a former subadvisor, transitioned to MacKay Shields LLC. The Fund's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Fund's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. The past performance in the graph and table prior to the dates above reflects the Fund's prior subadvisor.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	35.19%	13.99%	12.07%
Class A Shares - Excluding sales charges		37.25%	14.69%	12.41%
S&P 500® Index[1]		38.02%%	15.27%%	13.00%%
Morningstar Large Blend Category Average[2]		34.50%%	13.63%%	11.47%%
1.
The Fund has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. MainStay S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

2.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,485,778,178
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 2,131,871
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,485,778,178%
Total number of portfolio holdings	$508%
Total advisory fees paid	$2,131,871%
Portfolio turnover rate	$3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Apple, Inc.	7.0%
NVIDIA Corp.	6.7%
Microsoft Corp.	6.2%
Alphabet, Inc.	3.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.5%
Berkshire Hathaway, Inc., Class B	1.7%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.4%
Eli Lilly & Co.	1.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	11.4%
Software	10.0%
Technology Hardware, Storage & Peripherals	7.4%
Interactive Media & Services	6.3%
Financial Services	4.2%
Broadline Retail	3.6%
Pharmaceuticals	3.4%
Banks	3.3%
Capital Markets	3.1%
Oil, Gas & Consumable Fuels	3.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Apple, Inc.	7.0%
NVIDIA Corp.	6.7%
Microsoft Corp.	6.2%
Alphabet, Inc.	3.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.5%
Berkshire Hathaway, Inc., Class B	1.7%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.4%
Eli Lilly & Co.	1.3%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay S&P 500 Index Fund” to “NYLI S&P 500 Index Fund.” The Fund’s name change will not impact the management of the Fund.
On August 28, 2024, the day‑to‑day investment management services provided by IndexIQ Advisors LLC (“IndexIQ Advisors”), an indirect, wholly owned subsidiary of New York Life Insurance Company, to the Fund were transferred to New York Life Investment Management LLC (“NYLIM”), the investment manager of the Fund. NYLIM assumed the duties and obligations of IndexIQ Advisors and the personnel at IndexIQ Advisors who provided investment services to the Fund continued to provide the same investment management services to the Fund through NYLIM.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay S&P 500 Index Fund” to “NYLI S&P 500 Index Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087314 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI S&P 500 Index Fund (formerly known as MainStay S&P 500 Index Fund)
Class Name	Class I
Trading Symbol	MSPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI S&P 500 Index Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.26%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Although the Fund seeks investment results that correspond to the total return performance of common stocks in the aggregate, as represented by the S&P 500® Index, the Fund’s relative performance for the 12-month reporting period ended October 31, 2024, lagged that of the Index because the Fund incurs operating expenses that the Index does not.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
S&P 500® Semiconductor & Semiconductor Equipment Industry Index	Among the top industries by return	Contributed
S&P 500® Construction & Engineering Industry Index	Among the top industries by return	Contributed
S&P 500® Consumer Finance Industry Index	Among the top industries by return	Contributed
S&P 500® Drug Retail Sub-Industry Index	Among the worst industry by return	Detracted
S&P 500® Auto Parts & Equipment Sub-Industry Index	Among the worst industry by return	Detracted
S&P 500® Agricultural Products Sub-Industry Index	Worst industry by return	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, a former subadvisor, transitioned to MacKay Shields LLC. The Fund's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Fund's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. The past performance in the graph and table prior to the dates above reflects the Fund's prior subadvisor.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/2/1991	37.62%	14.98%	12.69%
S&P 500® Index[1]		38.02%%	15.27%%	13.00%%
Morningstar Large Blend Category Average[2]		34.50%%	13.63%%	11.47%%
1.
The Fund has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. MainStay S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

2.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 1991
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,485,778,178
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 2,131,871
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,485,778,178%
Total number of portfolio holdings	$508%
Total advisory fees paid	$2,131,871%
Portfolio turnover rate	$3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Apple, Inc.	7.0%
NVIDIA Corp.	6.7%
Microsoft Corp.	6.2%
Alphabet, Inc.	3.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.5%
Berkshire Hathaway, Inc., Class B	1.7%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.4%
Eli Lilly & Co.	1.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	11.4%
Software	10.0%
Technology Hardware, Storage & Peripherals	7.4%
Interactive Media & Services	6.3%
Financial Services	4.2%
Broadline Retail	3.6%
Pharmaceuticals	3.4%
Banks	3.3%
Capital Markets	3.1%
Oil, Gas & Consumable Fuels	3.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Apple, Inc.	7.0%
NVIDIA Corp.	6.7%
Microsoft Corp.	6.2%
Alphabet, Inc.	3.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.5%
Berkshire Hathaway, Inc., Class B	1.7%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.4%
Eli Lilly & Co.	1.3%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay S&P 500 Index Fund” to “NYLI S&P 500 Index Fund.” The Fund’s name change will not impact the management of the Fund.
On August 28, 2024, the day‑to‑day investment management services provided by IndexIQ Advisors LLC (“IndexIQ Advisors”), an indirect, wholly owned subsidiary of New York Life Insurance Company, to the Fund were transferred to New York Life Investment Management LLC (“NYLIM”), the investment manager of the Fund. NYLIM assumed the duties and obligations of IndexIQ Advisors and the personnel at IndexIQ Advisors who provided investment services to the Fund continued to provide the same investment management services to the Fund through NYLIM.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay S&P 500 Index Fund” to “NYLI S&P 500 Index Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087312 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI S&P 500 Index Fund (formerly known as MainStay S&P 500 Index Fund)
Class Name	Investor Class
Trading Symbol	MYSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI S&P 500 Index Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$83	0.70%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.70%	[16]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Although the Fund seeks investment results that correspond to the total return performance of common stocks in the aggregate, as represented by the S&P 500® Index, the Fund’s relative performance for the 12-month reporting period ended October 31, 2024, lagged that of the Index because the Fund incurs operating expenses that the Index does not.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
S&P 500® Semiconductor & Semiconductor Equipment Industry Index	Among the top industries by return	Contributed
S&P 500® Construction & Engineering Industry Index	Among the top industries by return	Contributed
S&P 500® Consumer Finance Industry Index	Among the top industries by return	Contributed
S&P 500® Drug Retail Sub-Industry Index	Among the worst industry by return	Detracted
S&P 500® Auto Parts & Equipment Sub-Industry Index	Among the worst industry by return	Detracted
S&P 500® Agricultural Products Sub-Industry Index	Worst industry by return	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, a former subadvisor, transitioned to MacKay Shields LLC. The Fund's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Fund's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. The past performance in the graph and table prior to the dates above reflects the Fund's prior subadvisor.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	35.65%	13.79%	11.90%
Investor Class Shares - Excluding sales charges		37.03%	14.48%	12.24%
S&P 500® Index[1]		38.02%%	15.27%%	13.00%%
Morningstar Large Blend Category Average[2]		34.50%%	13.63%%	11.47%%
1.
The Fund has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. MainStay S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

2.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,485,778,178
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 2,131,871
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,485,778,178%
Total number of portfolio holdings	$508%
Total advisory fees paid	$2,131,871%
Portfolio turnover rate	$3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Apple, Inc.	7.0%
NVIDIA Corp.	6.7%
Microsoft Corp.	6.2%
Alphabet, Inc.	3.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.5%
Berkshire Hathaway, Inc., Class B	1.7%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.4%
Eli Lilly & Co.	1.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	11.4%
Software	10.0%
Technology Hardware, Storage & Peripherals	7.4%
Interactive Media & Services	6.3%
Financial Services	4.2%
Broadline Retail	3.6%
Pharmaceuticals	3.4%
Banks	3.3%
Capital Markets	3.1%
Oil, Gas & Consumable Fuels	3.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Apple, Inc.	7.0%
NVIDIA Corp.	6.7%
Microsoft Corp.	6.2%
Alphabet, Inc.	3.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.5%
Berkshire Hathaway, Inc., Class B	1.7%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.4%
Eli Lilly & Co.	1.3%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay S&P 500 Index Fund” to “NYLI S&P 500 Index Fund.” The Fund’s name change will not impact the management of the Fund.
On August 28, 2024, the day‑to‑day investment management services provided by IndexIQ Advisors LLC (“IndexIQ Advisors”), an indirect, wholly owned subsidiary of New York Life Insurance Company, to the Fund were transferred to New York Life Investment Management LLC (“NYLIM”), the investment manager of the Fund. NYLIM assumed the duties and obligations of IndexIQ Advisors and the personnel at IndexIQ Advisors who provided investment services to the Fund continued to provide the same investment management services to the Fund through NYLIM.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay S&P 500 Index Fund” to “NYLI S&P 500 Index Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000221659 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI S&P 500 Index Fund (formerly known as MainStay S&P 500 Index Fund)
Class Name	SIMPLE Class
Trading Symbol	MSXMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI S&P 500 Index Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$88	0.74%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.74%	[17]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Although the Fund seeks investment results that correspond to the total return performance of common stocks in the aggregate, as represented by the S&P 500® Index, the Fund’s relative performance for the 12-month reporting period ended October 31, 2024, lagged that of the Index because the Fund incurs operating expenses that the Index does not.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
S&P 500® Semiconductor & Semiconductor Equipment Industry Index	Among the top industries by return	Contributed
S&P 500® Construction & Engineering Industry Index	Among the top industries by return	Contributed
S&P 500® Consumer Finance Industry Index	Among the top industries by return	Contributed
S&P 500® Drug Retail Sub-Industry Index	Among the worst industry by return	Detracted
S&P 500® Auto Parts & Equipment Sub-Industry Index	Among the worst industry by return	Detracted
S&P 500® Agricultural Products Sub-Industry Index	Worst industry by return	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective June 10, 2022 due to the transition of Francis J. Ok, the Fund's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. The past performance in the graph and table prior to the dates above reflects the Fund's prior subadvisor.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	36.93%	13.17%
S&P 500® Index[1]		38.02%%	14.17%%
Morningstar Large Blend Category Average[2]		34.50%%	12.53%%
1.
The Fund has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. MainStay S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

2.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,485,778,178
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 2,131,871
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,485,778,178%
Total number of portfolio holdings	$508%
Total advisory fees paid	$2,131,871%
Portfolio turnover rate	$3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Apple, Inc.	7.0%
NVIDIA Corp.	6.7%
Microsoft Corp.	6.2%
Alphabet, Inc.	3.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.5%
Berkshire Hathaway, Inc., Class B	1.7%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.4%
Eli Lilly & Co.	1.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	11.4%
Software	10.0%
Technology Hardware, Storage & Peripherals	7.4%
Interactive Media & Services	6.3%
Financial Services	4.2%
Broadline Retail	3.6%
Pharmaceuticals	3.4%
Banks	3.3%
Capital Markets	3.1%
Oil, Gas & Consumable Fuels	3.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Apple, Inc.	7.0%
NVIDIA Corp.	6.7%
Microsoft Corp.	6.2%
Alphabet, Inc.	3.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.5%
Berkshire Hathaway, Inc., Class B	1.7%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.4%
Eli Lilly & Co.	1.3%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay S&P 500 Index Fund” to “NYLI S&P 500 Index Fund.” The Fund’s name change will not impact the management of the Fund.
On August 28, 2024, the day‑to‑day investment management services provided by IndexIQ Advisors LLC (“IndexIQ Advisors”), an indirect, wholly owned subsidiary of New York Life Insurance Company, to the Fund were transferred to New York Life Investment Management LLC (“NYLIM”), the investment manager of the Fund. NYLIM assumed the duties and obligations of IndexIQ Advisors and the personnel at IndexIQ Advisors who provided investment services to the Fund continued to provide the same investment management services to the Fund through NYLIM.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay S&P 500 Index Fund” to “NYLI S&P 500 Index Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087334 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Floating Rate Fund (formerly known as MainStay Floating Rate Fund)
Class Name	Class A
Trading Symbol	MXFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.96%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Morningstar LSTA US Leveraged Loan Index was primarily affected by our overweight position in off-index positions (N/A SNP), as well as industry positioning and security selection in chemicals, health care equipment & supplies, health care providers & service, specialty retail and professional services. From a ratings perspective, the strongest contributions to the Fund’s relative performance came from overweight exposure to credit rated BB, while the weakest contributions came from underweight exposure to credit rated BBB.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
N/A SNP positioning	Primarily collateralized loan obligation tranches and some high yield bonds	Contributed
Industry positioning: chemicals	Overweight positioning, positive security selection	Contributed
Industry positioning: health care equipment & supplies	Overweight positioning, positive security selection	Contributed
Industry positioning: Health care providers & services	Underweight positioning, negative security selection	Detracted
Industry positioning: Specialty retail	Underweight positioning, negative security selection	Detracted
Industry positioning: Professional services	Underweight positioning, partly offset by positive security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	5/3/2004	6.81%	4.34%)	3.73%
Class A Shares - Excluding sales charges		10.11%	4.98%)	4.05%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%	(0.23)%	1.49%
Morningstar LSTA US Leveraged Loan Index[2]		10.56%	6.02%	4.92%
Morningstar Bank Loan Category Average[3]		10.21%	4.76%	3.87%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Morninstar LSTA US Leveraged Loan Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities,mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

3.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 03, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Morninstar LSTA US Leveraged Loan Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities,mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,549,078,351
Holdings Count | Holding	536
Advisory Fees Paid, Amount	$ 9,440,094
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,549,078,351%
Total number of portfolio holdings	$536%
Total advisory fees paid	$9,440,094%
Portfolio turnover rate	$26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 6.625%-8.854%, due 6/1/27-7/31/31	0.9%
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Asurion LLC, 8.935%-10.05%, due 1/31/28-9/19/30	0.7%
TransDigm, Inc., 7.125%-7.354%, due 8/24/28-12/1/31	0.6%
UKG, Inc., 7.617%, due 2/10/31	0.6%
Rocket Software, Inc., 9.00%-9.435%, due 11/28/28	0.6%
Cloud Software Group, Inc., (zero coupon)-8.604%, due 3/30/29-6/30/32	0.6%
Foundation Building Materials, Inc., 8.097%-8.586%, due 1/31/28-1/29/31	0.6%
White Cap Supply Holdings LLC, 7.935%, due 10/19/29	0.5%
Wilsonart LLC, 8.854%-11.00%, due 8/5/31-8/15/32	0.5%
* Excluding short-term investments
Top Industries
Finance	6.9%
Services: Business	6.1%
Electronics	5.9%
Chemicals, Plastics & Rubber	5.1%
Software	4.2%
Hotels, Motels, Inns & Gaming	3.5%
Insurance	3.5%
Healthcare, Education & Childcare	3.4%
Oil & Gas	3.1%
Containers, Packaging & Glass	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 6.625%-8.854%, due 6/1/27-7/31/31	0.9%
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Asurion LLC, 8.935%-10.05%, due 1/31/28-9/19/30	0.7%
TransDigm, Inc., 7.125%-7.354%, due 8/24/28-12/1/31	0.6%
UKG, Inc., 7.617%, due 2/10/31	0.6%
Rocket Software, Inc., 9.00%-9.435%, due 11/28/28	0.6%
Cloud Software Group, Inc., (zero coupon)-8.604%, due 3/30/29-6/30/32	0.6%
Foundation Building Materials, Inc., 8.097%-8.586%, due 1/31/28-1/29/31	0.6%
White Cap Supply Holdings LLC, 7.935%, due 10/19/29	0.5%
Wilsonart LLC, 8.854%-11.00%, due 8/5/31-8/15/32	0.5%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Floating Rate Fund” to “NYLI Floating Rate Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Floating Rate Fund” to “NYLI Floating Rate Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087336 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Floating Rate Fund (formerly known as MainStay Floating Rate Fund)
Class Name	Class C
Trading Symbol	MXFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	1.85%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Morningstar LSTA US Leveraged Loan Index was primarily affected by our overweight position in off-index positions (N/A SNP), as well as industry positioning and security selection in chemicals, health care equipment & supplies, health care providers & service, specialty retail and professional services. From a ratings perspective, the strongest contributions to the Fund’s relative performance came from overweight exposure to credit rated BB, while the weakest contributions came from underweight exposure to credit rated BBB.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
N/A SNP positioning	Primarily collateralized loan obligation tranches and some high yield bonds	Contributed
Industry positioning: chemicals	Overweight positioning, positive security selection	Contributed
Industry positioning: health care equipment & supplies	Overweight positioning, positive security selection	Contributed
Industry positioning: Health care providers & services	Underweight positioning, negative security selection	Detracted
Industry positioning: Specialty retail	Underweight positioning, negative security selection	Detracted
Industry positioning: Professional services	Underweight positioning, partly offset by positive security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	5/3/2004	8.14%	4.08%)	3.22%
Class C Shares - Excluding sales charges		9.14%	4.08%)	3.22%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%	(0.23)%	1.49%
Morningstar LSTA US Leveraged Loan Index[2]		10.56%	6.02%	4.92%
Morningstar Bank Loan Category Average[3]		10.21%	4.76%	3.87%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Morninstar LSTA US Leveraged Loan Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities,mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

3.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 03, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Morninstar LSTA US Leveraged Loan Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities,mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,549,078,351
Holdings Count | Holding	536
Advisory Fees Paid, Amount	$ 9,440,094
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,549,078,351%
Total number of portfolio holdings	$536%
Total advisory fees paid	$9,440,094%
Portfolio turnover rate	$26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 6.625%-8.854%, due 6/1/27-7/31/31	0.9%
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Asurion LLC, 8.935%-10.05%, due 1/31/28-9/19/30	0.7%
TransDigm, Inc., 7.125%-7.354%, due 8/24/28-12/1/31	0.6%
UKG, Inc., 7.617%, due 2/10/31	0.6%
Rocket Software, Inc., 9.00%-9.435%, due 11/28/28	0.6%
Cloud Software Group, Inc., (zero coupon)-8.604%, due 3/30/29-6/30/32	0.6%
Foundation Building Materials, Inc., 8.097%-8.586%, due 1/31/28-1/29/31	0.6%
White Cap Supply Holdings LLC, 7.935%, due 10/19/29	0.5%
Wilsonart LLC, 8.854%-11.00%, due 8/5/31-8/15/32	0.5%
* Excluding short-term investments
Top Industries
Finance	6.9%
Services: Business	6.1%
Electronics	5.9%
Chemicals, Plastics & Rubber	5.1%
Software	4.2%
Hotels, Motels, Inns & Gaming	3.5%
Insurance	3.5%
Healthcare, Education & Childcare	3.4%
Oil & Gas	3.1%
Containers, Packaging & Glass	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 6.625%-8.854%, due 6/1/27-7/31/31	0.9%
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Asurion LLC, 8.935%-10.05%, due 1/31/28-9/19/30	0.7%
TransDigm, Inc., 7.125%-7.354%, due 8/24/28-12/1/31	0.6%
UKG, Inc., 7.617%, due 2/10/31	0.6%
Rocket Software, Inc., 9.00%-9.435%, due 11/28/28	0.6%
Cloud Software Group, Inc., (zero coupon)-8.604%, due 3/30/29-6/30/32	0.6%
Foundation Building Materials, Inc., 8.097%-8.586%, due 1/31/28-1/29/31	0.6%
White Cap Supply Holdings LLC, 7.935%, due 10/19/29	0.5%
Wilsonart LLC, 8.854%-11.00%, due 8/5/31-8/15/32	0.5%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Floating Rate Fund” to “NYLI Floating Rate Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Floating Rate Fund” to “NYLI Floating Rate Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087337 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Floating Rate Fund (formerly known as MainStay Floating Rate Fund)
Class Name	Class I
Trading Symbol	MXFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	0.71%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Morningstar LSTA US Leveraged Loan Index was primarily affected by our overweight position in off-index positions (N/A SNP), as well as industry positioning and security selection in chemicals, health care equipment & supplies, health care providers & service, specialty retail and professional services. From a ratings perspective, the strongest contributions to the Fund’s relative performance came from overweight exposure to credit rated BB, while the weakest contributions came from underweight exposure to credit rated BBB.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
N/A SNP positioning	Primarily collateralized loan obligation tranches and some high yield bonds	Contributed
Industry positioning: chemicals	Overweight positioning, positive security selection	Contributed
Industry positioning: health care equipment & supplies	Overweight positioning, positive security selection	Contributed
Industry positioning: Health care providers & services	Underweight positioning, negative security selection	Detracted
Industry positioning: Specialty retail	Underweight positioning, negative security selection	Detracted
Industry positioning: Professional services	Underweight positioning, partly offset by positive security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	5/3/2004	10.38%	5.22%)	4.31%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%	(0.23)%	1.49%
Morningstar LSTA US Leveraged Loan Index[2]		10.56%	6.02%	4.92%
Morningstar Bank Loan Category Average[3]		10.21%	4.76%	3.87%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Morninstar LSTA US Leveraged Loan Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities,mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

3.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 03, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Morninstar LSTA US Leveraged Loan Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities,mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,549,078,351
Holdings Count | Holding	536
Advisory Fees Paid, Amount	$ 9,440,094
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,549,078,351%
Total number of portfolio holdings	$536%
Total advisory fees paid	$9,440,094%
Portfolio turnover rate	$26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 6.625%-8.854%, due 6/1/27-7/31/31	0.9%
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Asurion LLC, 8.935%-10.05%, due 1/31/28-9/19/30	0.7%
TransDigm, Inc., 7.125%-7.354%, due 8/24/28-12/1/31	0.6%
UKG, Inc., 7.617%, due 2/10/31	0.6%
Rocket Software, Inc., 9.00%-9.435%, due 11/28/28	0.6%
Cloud Software Group, Inc., (zero coupon)-8.604%, due 3/30/29-6/30/32	0.6%
Foundation Building Materials, Inc., 8.097%-8.586%, due 1/31/28-1/29/31	0.6%
White Cap Supply Holdings LLC, 7.935%, due 10/19/29	0.5%
Wilsonart LLC, 8.854%-11.00%, due 8/5/31-8/15/32	0.5%
* Excluding short-term investments
Top Industries
Finance	6.9%
Services: Business	6.1%
Electronics	5.9%
Chemicals, Plastics & Rubber	5.1%
Software	4.2%
Hotels, Motels, Inns & Gaming	3.5%
Insurance	3.5%
Healthcare, Education & Childcare	3.4%
Oil & Gas	3.1%
Containers, Packaging & Glass	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 6.625%-8.854%, due 6/1/27-7/31/31	0.9%
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Asurion LLC, 8.935%-10.05%, due 1/31/28-9/19/30	0.7%
TransDigm, Inc., 7.125%-7.354%, due 8/24/28-12/1/31	0.6%
UKG, Inc., 7.617%, due 2/10/31	0.6%
Rocket Software, Inc., 9.00%-9.435%, due 11/28/28	0.6%
Cloud Software Group, Inc., (zero coupon)-8.604%, due 3/30/29-6/30/32	0.6%
Foundation Building Materials, Inc., 8.097%-8.586%, due 1/31/28-1/29/31	0.6%
White Cap Supply Holdings LLC, 7.935%, due 10/19/29	0.5%
Wilsonart LLC, 8.854%-11.00%, due 8/5/31-8/15/32	0.5%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Floating Rate Fund” to “NYLI Floating Rate Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Floating Rate Fund” to “NYLI Floating Rate Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000185929 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Floating Rate Fund (formerly known as MainStay Floating Rate Fund)
Class Name	Class R6
Trading Symbol	MXFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Morningstar LSTA US Leveraged Loan Index was primarily affected by our overweight position in off-index positions (N/A SNP), as well as industry positioning and security selection in chemicals, health care equipment & supplies, health care providers & service, specialty retail and professional services. From a ratings perspective, the strongest contributions to the Fund’s relative performance came from overweight exposure to credit rated BB, while the weakest contributions came from underweight exposure to credit rated BBB.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
N/A SNP positioning	Primarily collateralized loan obligation tranches and some high yield bonds	Contributed
Industry positioning: chemicals	Overweight positioning, positive security selection	Contributed
Industry positioning: health care equipment & supplies	Overweight positioning, positive security selection	Contributed
Industry positioning: Health care providers & services	Underweight positioning, negative security selection	Detracted
Industry positioning: Specialty retail	Underweight positioning, negative security selection	Detracted
Industry positioning: Professional services	Underweight positioning, partly offset by positive security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	2/28/2019	10.46%	5.38%)	5.07%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%	(0.23)%	1.12%
Morningstar LSTA US Leveraged Loan Index[2]		10.56%	6.02%	5.67%
Morningstar Bank Loan Category Average[3]		10.21%	4.76%	4.31%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Morninstar LSTA US Leveraged Loan Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities,mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

3.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Morninstar LSTA US Leveraged Loan Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities,mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,549,078,351
Holdings Count | Holding	536
Advisory Fees Paid, Amount	$ 9,440,094
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,549,078,351%
Total number of portfolio holdings	$536%
Total advisory fees paid	$9,440,094%
Portfolio turnover rate	$26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 6.625%-8.854%, due 6/1/27-7/31/31	0.9%
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Asurion LLC, 8.935%-10.05%, due 1/31/28-9/19/30	0.7%
TransDigm, Inc., 7.125%-7.354%, due 8/24/28-12/1/31	0.6%
UKG, Inc., 7.617%, due 2/10/31	0.6%
Rocket Software, Inc., 9.00%-9.435%, due 11/28/28	0.6%
Cloud Software Group, Inc., (zero coupon)-8.604%, due 3/30/29-6/30/32	0.6%
Foundation Building Materials, Inc., 8.097%-8.586%, due 1/31/28-1/29/31	0.6%
White Cap Supply Holdings LLC, 7.935%, due 10/19/29	0.5%
Wilsonart LLC, 8.854%-11.00%, due 8/5/31-8/15/32	0.5%
* Excluding short-term investments
Top Industries
Finance	6.9%
Services: Business	6.1%
Electronics	5.9%
Chemicals, Plastics & Rubber	5.1%
Software	4.2%
Hotels, Motels, Inns & Gaming	3.5%
Insurance	3.5%
Healthcare, Education & Childcare	3.4%
Oil & Gas	3.1%
Containers, Packaging & Glass	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 6.625%-8.854%, due 6/1/27-7/31/31	0.9%
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Asurion LLC, 8.935%-10.05%, due 1/31/28-9/19/30	0.7%
TransDigm, Inc., 7.125%-7.354%, due 8/24/28-12/1/31	0.6%
UKG, Inc., 7.617%, due 2/10/31	0.6%
Rocket Software, Inc., 9.00%-9.435%, due 11/28/28	0.6%
Cloud Software Group, Inc., (zero coupon)-8.604%, due 3/30/29-6/30/32	0.6%
Foundation Building Materials, Inc., 8.097%-8.586%, due 1/31/28-1/29/31	0.6%
White Cap Supply Holdings LLC, 7.935%, due 10/19/29	0.5%
Wilsonart LLC, 8.854%-11.00%, due 8/5/31-8/15/32	0.5%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Floating Rate Fund” to “NYLI Floating Rate Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Floating Rate Fund” to “NYLI Floating Rate Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087333 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Floating Rate Fund (formerly known as MainStay Floating Rate Fund)
Class Name	Investor Class
Trading Symbol	MXFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$116	1.10%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Morningstar LSTA US Leveraged Loan Index was primarily affected by our overweight position in off-index positions (N/A SNP), as well as industry positioning and security selection in chemicals, health care equipment & supplies, health care providers & service, specialty retail and professional services. From a ratings perspective, the strongest contributions to the Fund’s relative performance came from overweight exposure to credit rated BB, while the weakest contributions came from underweight exposure to credit rated BBB.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
N/A SNP positioning	Primarily collateralized loan obligation tranches and some high yield bonds	Contributed
Industry positioning: chemicals	Overweight positioning, positive security selection	Contributed
Industry positioning: health care equipment & supplies	Overweight positioning, positive security selection	Contributed
Industry positioning: Health care providers & services	Underweight positioning, negative security selection	Detracted
Industry positioning: Specialty retail	Underweight positioning, negative security selection	Detracted
Industry positioning: Professional services	Underweight positioning, partly offset by positive security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	7.21%	4.25%)	3.68%
Investor Class Shares - Excluding sales charges		9.95%	4.89%)	4.00%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%	(0.23)%	1.49%
Morningstar LSTA US Leveraged Loan Index[2]		10.56%	6.02%	4.92%
Morningstar Bank Loan Category Average[3]		10.21%	4.76%	3.87%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Morninstar LSTA US Leveraged Loan Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities,mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

3.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Morninstar LSTA US Leveraged Loan Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities,mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,549,078,351
Holdings Count | Holding	536
Advisory Fees Paid, Amount	$ 9,440,094
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,549,078,351%
Total number of portfolio holdings	$536%
Total advisory fees paid	$9,440,094%
Portfolio turnover rate	$26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 6.625%-8.854%, due 6/1/27-7/31/31	0.9%
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Asurion LLC, 8.935%-10.05%, due 1/31/28-9/19/30	0.7%
TransDigm, Inc., 7.125%-7.354%, due 8/24/28-12/1/31	0.6%
UKG, Inc., 7.617%, due 2/10/31	0.6%
Rocket Software, Inc., 9.00%-9.435%, due 11/28/28	0.6%
Cloud Software Group, Inc., (zero coupon)-8.604%, due 3/30/29-6/30/32	0.6%
Foundation Building Materials, Inc., 8.097%-8.586%, due 1/31/28-1/29/31	0.6%
White Cap Supply Holdings LLC, 7.935%, due 10/19/29	0.5%
Wilsonart LLC, 8.854%-11.00%, due 8/5/31-8/15/32	0.5%
* Excluding short-term investments
Top Industries
Finance	6.9%
Services: Business	6.1%
Electronics	5.9%
Chemicals, Plastics & Rubber	5.1%
Software	4.2%
Hotels, Motels, Inns & Gaming	3.5%
Insurance	3.5%
Healthcare, Education & Childcare	3.4%
Oil & Gas	3.1%
Containers, Packaging & Glass	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 6.625%-8.854%, due 6/1/27-7/31/31	0.9%
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Asurion LLC, 8.935%-10.05%, due 1/31/28-9/19/30	0.7%
TransDigm, Inc., 7.125%-7.354%, due 8/24/28-12/1/31	0.6%
UKG, Inc., 7.617%, due 2/10/31	0.6%
Rocket Software, Inc., 9.00%-9.435%, due 11/28/28	0.6%
Cloud Software Group, Inc., (zero coupon)-8.604%, due 3/30/29-6/30/32	0.6%
Foundation Building Materials, Inc., 8.097%-8.586%, due 1/31/28-1/29/31	0.6%
White Cap Supply Holdings LLC, 7.935%, due 10/19/29	0.5%
Wilsonart LLC, 8.854%-11.00%, due 8/5/31-8/15/32	0.5%
* Excluding short-term investments

C000221660 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Floating Rate Fund (formerly known as MainStay Floating Rate Fund)
Class Name	SIMPLE Class
Trading Symbol	MXFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIMPLE Class	$129	1.23%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Morningstar LSTA US Leveraged Loan Index was primarily affected by our overweight position in off-index positions (N/A SNP), as well as industry positioning and security selection in chemicals, health care equipment & supplies, health care providers & service, specialty retail and professional services. From a ratings perspective, the strongest contributions to the Fund’s relative performance came from overweight exposure to credit rated BB, while the weakest contributions came from underweight exposure to credit rated BBB.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
N/A SNP positioning	Primarily collateralized loan obligation tranches and some high yield bonds	Contributed
Industry positioning: chemicals	Overweight positioning, positive security selection	Contributed
Industry positioning: health care equipment & supplies	Overweight positioning, positive security selection	Contributed
Industry positioning: Health care providers & services	Underweight positioning, negative security selection	Detracted
Industry positioning: Specialty retail	Underweight positioning, negative security selection	Detracted
Industry positioning: Professional services	Underweight positioning, partly offset by positive security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	9.81%	5.45%)
Bloomberg U.S. Aggregate Bond Index[1]		10.55%	(1.82)%
Morningstar LSTA US Leveraged Loan Index[2]		10.56%	7.04%
Morningstar Bank Loan Category Average[3]		10.21%	5.69%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Morninstar LSTA US Leveraged Loan Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities,mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

3.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Morninstar LSTA US Leveraged Loan Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities,mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,549,078,351
Holdings Count | Holding	536
Advisory Fees Paid, Amount	$ 9,440,094
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,549,078,351%
Total number of portfolio holdings	$536%
Total advisory fees paid	$9,440,094%
Portfolio turnover rate	$26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 6.625%-8.854%, due 6/1/27-7/31/31	0.9%
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Asurion LLC, 8.935%-10.05%, due 1/31/28-9/19/30	0.7%
TransDigm, Inc., 7.125%-7.354%, due 8/24/28-12/1/31	0.6%
UKG, Inc., 7.617%, due 2/10/31	0.6%
Rocket Software, Inc., 9.00%-9.435%, due 11/28/28	0.6%
Cloud Software Group, Inc., (zero coupon)-8.604%, due 3/30/29-6/30/32	0.6%
Foundation Building Materials, Inc., 8.097%-8.586%, due 1/31/28-1/29/31	0.6%
White Cap Supply Holdings LLC, 7.935%, due 10/19/29	0.5%
Wilsonart LLC, 8.854%-11.00%, due 8/5/31-8/15/32	0.5%
* Excluding short-term investments
Top Industries
Finance	6.9%
Services: Business	6.1%
Electronics	5.9%
Chemicals, Plastics & Rubber	5.1%
Software	4.2%
Hotels, Motels, Inns & Gaming	3.5%
Insurance	3.5%
Healthcare, Education & Childcare	3.4%
Oil & Gas	3.1%
Containers, Packaging & Glass	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 6.625%-8.854%, due 6/1/27-7/31/31	0.9%
Allied Universal Holdco LLC, 7.875%-9.75%, due 7/15/27-2/15/31	0.9%
Asurion LLC, 8.935%-10.05%, due 1/31/28-9/19/30	0.7%
TransDigm, Inc., 7.125%-7.354%, due 8/24/28-12/1/31	0.6%
UKG, Inc., 7.617%, due 2/10/31	0.6%
Rocket Software, Inc., 9.00%-9.435%, due 11/28/28	0.6%
Cloud Software Group, Inc., (zero coupon)-8.604%, due 3/30/29-6/30/32	0.6%
Foundation Building Materials, Inc., 8.097%-8.586%, due 1/31/28-1/29/31	0.6%
White Cap Supply Holdings LLC, 7.935%, due 10/19/29	0.5%
Wilsonart LLC, 8.854%-11.00%, due 8/5/31-8/15/32	0.5%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Floating Rate Fund” to “NYLI Floating Rate Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Floating Rate Fund” to “NYLI Floating Rate Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087351 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Conservative Allocation Fund(formerly known as MainStay Conservative Allocation Fund)
Class Name	Class A
Trading Symbol	MCKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$40	0.37%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%	[18]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both stock and bond markets, the Fund produced strong absolute performance for the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Conservative Allocation Composite Index ("the Indices"), Fund performance was affected primarily by asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Extended duration within the fixed-income portfolio when yields moved higher, and trimmed duration as they came back in	Contributed
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
Stock/bond blend	Favored stocks over bonds (if only slightly) during much of the reporting period	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was very high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	4/4/2005	14.58%	4.11%)	3.56%
Class A Shares - Excluding sales charges		18.12%	4.75%)	4.15%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
S&P 500® Index[2]		38.02%%	15.27%)%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%)%	5.27%%
Conservative Allocation Composite Index[4]		19.56%%	5.17%)%	5.47%%
Morningstar Moderately Conservative Allocation[5]		18.41%%	4.56%)%	4.43%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 380,967,763
Holdings Count | Holding	43
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$380,967,763%
Total number of portfolio holdings	$43%
Portfolio turnover rate	$37%

Holdings [Text Block]
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	38.0%
Fixed Income Funds	52.0%
Short-Term Investment	10.0%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Conservative Allocation Fund” to “NYLI Conservative Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Conservative Allocation Fund” to “NYLI Conservative Allocation Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087352 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Conservative Allocation Fund (formerly known as MainStay Conservative Allocation Fund)
Class Name	Class B
Trading Symbol	MCKBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since November 1, 2023.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class B	$141	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.30%	[19],[20]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both stock and bond markets, the Fund produced strong absolute performance for the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Conservative Allocation Composite Index ("the Indices"), Fund performance was affected primarily by asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Extended duration within the fixed-income portfolio when yields moved higher, and trimmed duration as they came back in	Contributed
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
Stock/bond blend	Favored stocks over bonds (if only slightly) during much of the reporting period	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was very high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class B Shares - Including sales charges	4/4/2005	12.13%	3.43%)	3.20%
Class B Shares - Excluding sales charges		17.13%	3.77%)	3.20%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
S&P 500® Index[2]		38.02%%	15.27%)%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%)%	5.27%%
Conservative Allocation Composite Index[4]		19.56%%	5.17%)%	5.47%%
Morningstar Moderately Conservative Allocation[5]		18.41%%	4.56%)%	4.43%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 380,967,763
Holdings Count | Holding	43
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$380,967,763%
Total number of portfolio holdings	$43%
Portfolio turnover rate	$37%

Holdings [Text Block]
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	38.0%
Fixed Income Funds	52.0%
Short-Term Investment	10.0%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Conservative Allocation Fund” to “NYLI Conservative Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A shares or Investor Class shares, based on shareholder eligibility. Class B shareholders of the Fund will receive Class A shares of the Fund if they hold at least $15,000 of Class B shares of the Fund on or around February 28, 2025; otherwise, Class B shareholders of the Fund will receive Investor Class shares of the relevant Fund. The accelerated conversion of Class B shares of the Fund is expected to occur on or about February 28, 2025.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Conservative Allocation Fund” to “NYLI Conservative Allocation Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087353 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Conservative Allocation Fund (formerly known as MainStay Conservative Allocation Fund)
Class Name	Class C
Trading Symbol	MCKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$141	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.30%	[21],[22]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both stock and bond markets, the Fund produced strong absolute performance for the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Conservative Allocation Composite Index ("the Indices"), Fund performance was affected primarily by asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Extended duration within the fixed-income portfolio when yields moved higher, and trimmed duration as they came back in	Contributed
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
Stock/bond blend	Favored stocks over bonds (if only slightly) during much of the reporting period	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was very high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/4/2005	16.03%	3.76%)	3.20%
Class C Shares - Excluding sales charges		17.03%	3.76%)	3.20%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
S&P 500® Index[2]		38.02%%	15.27%)%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%)%	5.27%%
Conservative Allocation Composite Index[4]		19.56%%	5.17%)%	5.47%%
Morningstar Moderately Conservative Allocation[5]		18.41%%	4.56%)%	4.43%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 380,967,763
Holdings Count | Holding	43
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$380,967,763%
Total number of portfolio holdings	$43%
Portfolio turnover rate	$37%

Holdings [Text Block]
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	38.0%
Fixed Income Funds	52.0%
Short-Term Investment	10.0%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Conservative Allocation Fund” to “NYLI Conservative Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Conservative Allocation Fund” to “NYLI Conservative Allocation Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087354 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Conservative Allocation Fund (formerly known as MainStay Conservative Allocation Fund)
Class Name	Class I
Trading Symbol	MCKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$13	0.12%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%	[23]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both stock and bond markets, the Fund produced strong absolute performance for the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Conservative Allocation Composite Index ("the Indices"), Fund performance was affected primarily by asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Extended duration within the fixed-income portfolio when yields moved higher, and trimmed duration as they came back in	Contributed
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
Stock/bond blend	Favored stocks over bonds (if only slightly) during much of the reporting period	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was very high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	4/4/2005	18.37%	5.00%)	4.42%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
S&P 500® Index[2]		38.02%%	15.27%)%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%)%	5.27%%
Conservative Allocation Composite Index[4]		19.56%%	5.17%)%	5.47%%
Morningstar Moderately Conservative Allocation[5]		18.41%%	4.56%)%	4.43%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 380,967,763
Holdings Count | Holding	43
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$380,967,763%
Total number of portfolio holdings	$43%
Portfolio turnover rate	$37%

Holdings [Text Block]
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	38.0%
Fixed Income Funds	52.0%
Short-Term Investment	10.0%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Conservative Allocation Fund” to “NYLI Conservative Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Conservative Allocation Fund” to “NYLI Conservative Allocation Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087350 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Conservative Allocation Fund (formerly known as MainStay Conservative Allocation Fund)
Class Name	Investor Class
Trading Symbol	MCKNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$60	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%	[24],[25]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both stock and bond markets, the Fund produced strong absolute performance for the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Conservative Allocation Composite Index ("the Indices"), Fund performance was affected primarily by asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Extended duration within the fixed-income portfolio when yields moved higher, and trimmed duration as they came back in	Contributed
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
Stock/bond blend	Favored stocks over bonds (if only slightly) during much of the reporting period	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was very high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	14.96%	3.92%)	3.40%
Investor Class Shares - Excluding sales charges		17.91%	4.56%)	3.98%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
S&P 500® Index[2]		38.02%%	15.27%)%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%)%	5.27%%
Conservative Allocation Composite Index[4]		19.56%%	5.17%)%	5.47%%
Morningstar Moderately Conservative Allocation[5]		18.41%%	4.56%)%	4.43%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 380,967,763
Holdings Count | Holding	43
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$380,967,763%
Total number of portfolio holdings	$43%
Portfolio turnover rate	$37%

Holdings [Text Block]
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	38.0%
Fixed Income Funds	52.0%
Short-Term Investment	10.0%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Conservative Allocation Fund” to “NYLI Conservative Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Conservative Allocation Fund” to “NYLI Conservative Allocation Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000221661 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Conservative Allocation Fund (formerly known as MainStay Conservative Allocation Fund)
Class Name	SIMPLE Class
Trading Symbol	MCKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$65	0.60%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%	[26]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both stock and bond markets, the Fund produced strong absolute performance for the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Conservative Allocation Composite Index ("the Indices"), Fund performance was affected primarily by asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Extended duration within the fixed-income portfolio when yields moved higher, and trimmed duration as they came back in	Contributed
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
Stock/bond blend	Favored stocks over bonds (if only slightly) during much of the reporting period	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was very high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	17.84%	3.41%)
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(1.82)%%
S&P 500® Index[2]		38.02%%	14.17%)%
MSCI EAFE® Index (Net)[3]		22.97%%	7.64%)%
Conservative Allocation Composite Index[4]		19.56%%	3.92%)%
Morningstar Moderately Conservative Allocation[5]		18.41%%	4.11%)%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Moderately Conservative Allocation Category Average is a representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 380,967,763
Holdings Count | Holding	43
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$380,967,763%
Total number of portfolio holdings	$43%
Portfolio turnover rate	$37%

Holdings [Text Block]
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	38.0%
Fixed Income Funds	52.0%
Short-Term Investment	10.0%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Conservative Allocation Fund” to “NYLI Conservative Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Conservative Allocation Fund” to “NYLI Conservative Allocation Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087356 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Moderate Allocation Fund(formerly known as MainStay Moderate Allocation Fund)
Class Name	Class A
Trading Symbol	MMRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$38	0.35%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%	[27]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both stock and bond markets, the Fund produced strong absolute performance for the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Moderate Allocation Composite Index ("the Indices"), performance was affected primarily by Underlying Fund performance. Performance was also affected by asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Extended duration within the fixed income portfolio when yields moved higher, and trimmed duration as they came back in	Contributed
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
Stock/bond blend	Favored stocks over bonds (if only slightly) during much of the reporting period	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was very high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	4/4/2005	17.79%	6.00%)	4.93%
Class A Shares - Excluding sales charges		21.43%	6.64%)	5.52%
Russell 3000® Index[1]		37.86%%	14.60%)%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%)%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%)%	5.27%%
Bloomberg U.S. Aggregate Bond Index[4]		10.55%%	(0.23)%%	1.49%%
Moderate Allocation Composite Index[5]		24.28%%	7.82%)%	7.39%%
Morningstar Moderate Allocation[6]		22.70%%	7.42%)%	6.57%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 802,762,140
Holdings Count | Holding	44
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$802,762,140%
Total number of portfolio holdings	$44%
Portfolio turnover rate	$38%

Holdings [Text Block]
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	57.9%)
Fixed Income Funds	31.8%)
Short-Term Investment	10.3%)
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Moderate Allocation Fund” to “NYLI Moderate Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Moderate Allocation Fund” to “NYLI Moderate Allocation Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087357 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Moderate Allocation Fund(formerly known as MainStay Moderate Allocation Fund)
Class Name	Class B
Trading Symbol	MMRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since November 1, 2023.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class B	$144	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.30%	[28],[29]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both stock and bond markets, the Fund produced strong absolute performance for the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Moderate Allocation Composite Index ("the Indices"), performance was affected primarily by Underlying Fund performance. Performance was also affected by asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Extended duration within the fixed income portfolio when yields moved higher, and trimmed duration as they came back in	Contributed
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
Stock/bond blend	Favored stocks over bonds (if only slightly) during much of the reporting period	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was very high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class B Shares - Including sales charges	4/4/2005	15.29%	5.30%)	4.54%
Class B Shares - Excluding sales charges		20.29%	5.63%)	4.54%
Russell 3000® Index[1]		37.86%%	14.60%)%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%)%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%)%	5.27%%
Bloomberg U.S. Aggregate Bond Index[4]		10.55%%	(0.23)%%	1.49%%
Moderate Allocation Composite Index[5]		24.28%%	7.82%)%	7.39%%
Morningstar Moderate Allocation[6]		22.70%%	7.42%)%	6.57%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 802,762,140
Holdings Count | Holding	44
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$802,762,140%
Total number of portfolio holdings	$44%
Portfolio turnover rate	$38%

Holdings [Text Block]
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	57.9%)
Fixed Income Funds	31.8%)
Short-Term Investment	10.3%)
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Moderate Allocation Fund” to “NYLI Moderate Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A shares or Investor Class shares, based on shareholder eligibility. Class B shareholders of the Fund will receive Class A shares of the Fund if they hold at least $15,000 of Class B shares of the Fund on or around February 28, 2025; otherwise, Class B shareholders of the Fund will receive Investor Class shares of the relevant Fund. The accelerated conversion of Class B shares of the Fund is expected to occur on or about February 28, 2025.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Moderate Allocation Fund” to “NYLI Moderate Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A shares or Investor Class shares, based on shareholder eligibility. Class B shareholders of the Fund will receive Class A shares of the Fund if they hold at least $15,000 of Class B shares of the Fund on or around February 28, 2025; otherwise, Class B shareholders of the Fund will receive Investor Class shares of the relevant Fund. The accelerated conversion of Class B shares of the Fund is expected to occur on or about February 28, 2025.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087358 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Moderate Allocation Fund (formerly known as MainStay Moderate Allocation Fund)
Class Name	Class C
Trading Symbol	MMRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$143	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.30%	[30],[31]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both stock and bond markets, the Fund produced strong absolute performance for the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Moderate Allocation Composite Index ("the Indices"), performance was affected primarily by Underlying Fund performance. Performance was also affected by asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Extended duration within the fixed income portfolio when yields moved higher, and trimmed duration as they came back in	Contributed
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
Stock/bond blend	Favored stocks over bonds (if only slightly) during much of the reporting period	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was very high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/4/2005	19.29%	5.64%)	4.54%
Class C Shares - Excluding sales charges		20.29%	5.64%)	4.54%
Russell 3000® Index[1]		37.86%%	14.60%)%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%)%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%)%	5.27%%
Bloomberg U.S. Aggregate Bond Index[4]		10.55%%	(0.23)%%	1.49%%
Moderate Allocation Composite Index[5]		24.28%%	7.82%)%	7.39%%
Morningstar Moderate Allocation[6]		22.70%%	7.42%)%	6.57%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 802,762,140
Holdings Count | Holding	44
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$802,762,140%
Total number of portfolio holdings	$44%
Portfolio turnover rate	$38%

Holdings [Text Block]
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	57.9%)
Fixed Income Funds	31.8%)
Short-Term Investment	10.3%)
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Moderate Allocation Fund” to “NYLI Moderate Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Moderate Allocation Fund” to “NYLI Moderate Allocation Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087359 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Moderate Allocation Fund (formerly known as MainStay Moderate Allocation Fund)
Class Name	Class I
Trading Symbol	MMRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$11	0.10%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%	[32]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both stock and bond markets, the Fund produced strong absolute performance for the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Moderate Allocation Composite Index ("the Indices"), performance was affected primarily by Underlying Fund performance. Performance was also affected by asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Extended duration within the fixed income portfolio when yields moved higher, and trimmed duration as they came back in	Contributed
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
Stock/bond blend	Favored stocks over bonds (if only slightly) during much of the reporting period	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was very high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	4/4/2005	21.78%	6.93%)	5.78%
Russell 3000® Index[1]		37.86%%	14.60%)%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%)%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%)%	5.27%%
Bloomberg U.S. Aggregate Bond Index[4]		10.55%%	(0.23)%%	1.49%%
Moderate Allocation Composite Index[5]		24.28%%	7.82%)%	7.39%%
Morningstar Moderate Allocation[6]		22.70%%	7.42%)%	6.57%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 802,762,140
Holdings Count | Holding	44
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$802,762,140%
Total number of portfolio holdings	$44%
Portfolio turnover rate	$38%

Holdings [Text Block]
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	57.9%)
Fixed Income Funds	31.8%)
Short-Term Investment	10.3%)
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Moderate Allocation Fund” to “NYLI Moderate Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Moderate Allocation Fund” to “NYLI Moderate Allocation Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087355 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Moderate Allocation Fund(formerly known as MainStay Moderate Allocation Fund)
Class Name	Investor Class
Trading Symbol	MMRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$61	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.55%	[33],[34]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both stock and bond markets, the Fund produced strong absolute performance for the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Moderate Allocation Composite Index ("the Indices"), performance was affected primarily by Underlying Fund performance. Performance was also affected by asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Extended duration within the fixed income portfolio when yields moved higher, and trimmed duration as they came back in	Contributed
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
Stock/bond blend	Favored stocks over bonds (if only slightly) during much of the reporting period	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was very high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	18.24%	5.79%)	4.74%
Investor Class Shares - Excluding sales charges		21.27%	6.44%)	5.33%
Russell 3000® Index[1]		37.86%%	14.60%)%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%)%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%)%	5.27%%
Bloomberg U.S. Aggregate Bond Index[4]		10.55%%	(0.23)%%	1.49%%
Moderate Allocation Composite Index[5]		24.28%%	7.82%)%	7.39%%
Morningstar Moderate Allocation[6]		22.70%%	7.42%)%	6.57%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 802,762,140
Holdings Count | Holding	44
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$802,762,140%
Total number of portfolio holdings	$44%
Portfolio turnover rate	$38%

Holdings [Text Block]
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	57.9%)
Fixed Income Funds	31.8%)
Short-Term Investment	10.3%)
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Moderate Allocation Fund” to “NYLI Moderate Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Moderate Allocation Fund” to “NYLI Moderate Allocation Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000221662 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Moderate Allocation Fund(formerly known as MainStay Moderate Allocation Fund)
Class Name	SIMPLE Class
Trading Symbol	MMRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$68	0.61%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.61%	[35]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both stock and bond markets, the Fund produced strong absolute performance for the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Moderate Allocation Composite Index ("the Indices"), performance was affected primarily by Underlying Fund performance. Performance was also affected by asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Extended duration within the fixed income portfolio when yields moved higher, and trimmed duration as they came back in	Contributed
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
Stock/bond blend	Favored stocks over bonds (if only slightly) during much of the reporting period	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was very high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	21.11%	5.37%)
Russell 3000® Index[1]		37.86%%	13.46%)%
S&P 500® Index[2]		38.02%%	14.17%)%
MSCI EAFE® Index (Net)[3]		22.97%%	7.64%)%
Bloomberg U.S. Aggregate Bond Index[4]		10.55%%	(1.82)%%
Moderate Allocation Composite Index[5]		24.28%%	6.80%)%
Morningstar Moderate Allocation[6]		22.70%%	7.04%)%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 802,762,140
Holdings Count | Holding	44
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$802,762,140%
Total number of portfolio holdings	$44%
Portfolio turnover rate	$38%

Holdings [Text Block]
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	57.9%)
Fixed Income Funds	31.8%)
Short-Term Investment	10.3%)
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Moderate Allocation Fund” to “NYLI Moderate Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Moderate Allocation Fund” to “NYLI Moderate Allocation Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087361 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Growth Allocation Fund (formerly known as MainStay Growth Allocation Fund)
Class Name	Class A
Trading Symbol	MGDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$39	0.34%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.34%	[36]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both stock and bond markets, the Fund produced strong absolute performance for the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Growth Allocation Composite Index ("the Indices"), performance was affected primarily by Underlying Fund performance. Performance was also affected asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Extended duration within the fixed income portfolio when yields moved higher, and trimmed duration as they came back in	Contributed
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
Stock/bond blend	Favored stocks over bonds (if only slightly) during much of the reporting period	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was very high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	4/4/2005	20.56%	7.65%)	5.94%
Class A Shares - Excluding sales charges		24.29%	8.31%)	6.54%
Russell 3000® Index[1]		37.86%%	14.60%)%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%)%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%)%	5.27%%
Bloomberg U.S. Aggregate Bond Index[4]		10.55%%	(0.23)%%	1.49%%
Growth Allocation Composite Index[5]		29.15%%	10.45%)%	9.26%%
Morningstar Moderately Aggressive Allocation[6]		25.81%%	8.41%)%	7.21%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 841,173,722
Holdings Count | Holding	44
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$841,173,722%
Total number of portfolio holdings	$44%
Portfolio turnover rate	$32%

Holdings [Text Block]
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	78.3%
Fixed Income Funds	11.7%
Short-Term Investment	10.0%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Growth Allocation Fund” to “NYLI Growth Allocation Fund." The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Growth Allocation Fund” to “NYLI Growth Allocation Fund." The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087362 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Growth Allocation Fund (formerly known as MainStay Growth Allocation Fund)
Class Name	Class B
Trading Symbol	MGDBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since November 1, 2023.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class B	$145	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.30%	[37],[38]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both stock and bond markets, the Fund produced strong absolute performance for the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Growth Allocation Composite Index ("the Indices"), performance was affected primarily by Underlying Fund performance. Performance was also affected asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Extended duration within the fixed income portfolio when yields moved higher, and trimmed duration as they came back in	Contributed
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
Stock/bond blend	Favored stocks over bonds (if only slightly) during much of the reporting period	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was very high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class B Shares - Including sales charges	4/4/2005	18.09%	6.99%)	5.55%
Class B Shares - Excluding sales charges		23.09%	7.30%)	5.55%
Russell 3000® Index[1]		37.86%%	14.60%)%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%)%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%)%	5.27%%
Bloomberg U.S. Aggregate Bond Index[4]		10.55%%	(0.23)%%	1.49%%
Growth Allocation Composite Index[5]		29.15%%	10.45%)%	9.26%%
Morningstar Moderately Aggressive Allocation[6]		25.81%%	8.41%)%	7.21%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 841,173,722
Holdings Count | Holding	44
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$841,173,722%
Total number of portfolio holdings	$44%
Portfolio turnover rate	$32%

Holdings [Text Block]
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	78.3%
Fixed Income Funds	11.7%
Short-Term Investment	10.0%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Growth Allocation Fund” to “NYLI Growth Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A shares or Investor Class shares, based on shareholder eligibility. Class B shareholders of the Fund will receive Class A shares of the Fund if they hold at least $15,000 of Class B shares of the Fund on or around February 28, 2025; otherwise, Class B shareholders of the Fund will receive Investor Class shares of the relevant Fund. The accelerated conversion of Class B shares of the Fund is expected to occur on or about February 28, 2025.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Growth Allocation Fund” to “NYLI Growth Allocation Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087363 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Growth Allocation Fund(formerly known as MainStay Growth Allocation Fund)
Class Name	Class C
Trading Symbol	MGDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$145	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.30%	[39],[40]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both stock and bond markets, the Fund produced strong absolute performance for the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Growth Allocation Composite Index ("the Indices"), performance was affected primarily by Underlying Fund performance. Performance was also affected asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Extended duration within the fixed income portfolio when yields moved higher, and trimmed duration as they came back in	Contributed
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
Stock/bond blend	Favored stocks over bonds (if only slightly) during much of the reporting period	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was very high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/4/2005	22.09%	7.29%)	5.55%
Class C Shares - Excluding sales charges		23.09%	7.29%)	5.55%
Russell 3000® Index[1]		37.86%%	14.60%)%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%)%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%)%	5.27%%
Bloomberg U.S. Aggregate Bond Index[4]		10.55%%	(0.23)%%	1.49%%
Growth Allocation Composite Index[5]		29.15%%	10.45%)%	9.26%%
Morningstar Moderately Aggressive Allocation[6]		25.81%%	8.41%)%	7.21%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 841,173,722
Holdings Count | Holding	44
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$841,173,722%
Total number of portfolio holdings	$44%
Portfolio turnover rate	$32%

Holdings [Text Block]
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	78.3%
Fixed Income Funds	11.7%
Short-Term Investment	10.0%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Growth Allocation Fund” to “NYLI Growth Allocation Fund." The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Growth Allocation Fund” to “NYLI Growth Allocation Fund." The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087364 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Growth Allocation Fund(formerly known as MainStay Growth Allocation Fund)
Class Name	Class I
Trading Symbol	MGDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$11	0.09%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.09%	[41]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both stock and bond markets, the Fund produced strong absolute performance for the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Growth Allocation Composite Index ("the Indices"), performance was affected primarily by Underlying Fund performance. Performance was also affected asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Extended duration within the fixed income portfolio when yields moved higher, and trimmed duration as they came back in	Contributed
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
Stock/bond blend	Favored stocks over bonds (if only slightly) during much of the reporting period	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was very high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	4/4/2005	24.64%	8.59%)	6.81%
Russell 3000® Index[1]		37.86%%	14.60%)%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%)%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%)%	5.27%%
Bloomberg U.S. Aggregate Bond Index[4]		10.55%%	(0.23)%%	1.49%%
Growth Allocation Composite Index[5]		29.15%%	10.45%)%	9.26%%
Morningstar Moderately Aggressive Allocation[6]		25.81%%	8.41%)%	7.21%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 841,173,722
Holdings Count | Holding	44
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$841,173,722%
Total number of portfolio holdings	$44%
Portfolio turnover rate	$32%

Holdings [Text Block]
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	78.3%
Fixed Income Funds	11.7%
Short-Term Investment	10.0%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Growth Allocation Fund” to “NYLI Growth Allocation Fund." The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Growth Allocation Fund” to “NYLI Growth Allocation Fund." The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087360 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Growth Allocation Fund(formerly known as MainStay Growth Allocation Fund)
Class Name	Investor Class
Trading Symbol	MGDNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$62	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.55%	[42],[43]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both stock and bond markets, the Fund produced strong absolute performance for the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Growth Allocation Composite Index ("the Indices"), performance was affected primarily by Underlying Fund performance. Performance was also affected asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Extended duration within the fixed income portfolio when yields moved higher, and trimmed duration as they came back in	Contributed
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
Stock/bond blend	Favored stocks over bonds (if only slightly) during much of the reporting period	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was very high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	20.92%	7.45%)	5.75%
Investor Class Shares - Excluding sales charges		24.02%	8.11%)	6.35%
Russell 3000® Index[1]		37.86%%	14.60%)%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%)%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%)%	5.27%%
Bloomberg U.S. Aggregate Bond Index[4]		10.55%%	(0.23)%%	1.49%%
Growth Allocation Composite Index[5]		29.15%%	10.45%)%	9.26%%
Morningstar Moderately Aggressive Allocation[6]		25.81%%	8.41%)%	7.21%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 841,173,722
Holdings Count | Holding	44
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$841,173,722%
Total number of portfolio holdings	$44%
Portfolio turnover rate	$32%

Holdings [Text Block]
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	78.3%
Fixed Income Funds	11.7%
Short-Term Investment	10.0%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Growth Allocation Fund” to “NYLI Growth Allocation Fund." The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Growth Allocation Fund” to “NYLI Growth Allocation Fund." The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000221663 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Growth Allocation Fund(formerly known as MainStay Growth Allocation Fund)
Class Name	SIMPLE Class
Trading Symbol	MGDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$67	0.60%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.60%	[44]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both stock and bond markets, the Fund produced strong absolute performance for the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Growth Allocation Composite Index ("the Indices"), performance was affected primarily by Underlying Fund performance. Performance was also affected asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Duration	Extended duration within the fixed income portfolio when yields moved higher, and trimmed duration as they came back in	Contributed
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
Stock/bond blend	Favored stocks over bonds (if only slightly) during much of the reporting period	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was very high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	23.95%	7.42%)
Russell 3000® Index[1]		37.86%%	13.46%)%
S&P 500® Index[2]		38.02%%	14.17%)%
MSCI EAFE® Index (Net)[3]		22.97%%	7.64%)%
Bloomberg U.S. Aggregate Bond Index[4]		10.55%%	(1.82)%%
Growth Allocation Composite Index[5]		29.15%%	9.69%)%
Morningstar Moderately Aggressive Allocation[6]		25.81%%	8.38%)%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 841,173,722
Holdings Count | Holding	44
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$841,173,722%
Total number of portfolio holdings	$44%
Portfolio turnover rate	$32%

Holdings [Text Block]
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	78.3%
Fixed Income Funds	11.7%
Short-Term Investment	10.0%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Growth Allocation Fund” to “NYLI Growth Allocation Fund." The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Growth Allocation Fund” to “NYLI Growth Allocation Fund." The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087366 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Equity Allocation Fund (formerly known as MainStay Equity Allocation Fund)
Class Name	Class A
Trading Symbol	MGXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$42	0.37%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.37%	[45]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both U.S. and overseas stock markets, the Fund produced strong absolute performance during the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Equity Allocation Composite Index ("the Indices"), performance was affected primarily by Underlying Fund performance. Performance was also affected by asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
China	Concentrated emerging-markets exposure on non-Chinese entities given China’s heavy debt loads, slumping property market and unfriendly regulatory environment	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was excessively high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy.	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	4/4/2005	23.58%	8.87%	6.71%
Class A Shares - Excluding sales charges		27.40%	9.53%	7.32%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%%	5.27%%
Equity Allocation Composite Index[4]		34.18%%	13.02%%	11.08%%
Morningstar Aggressive Allocation[5]		29.22%%	9.15%%	7.80%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 460,985,404
Holdings Count | Holding	33
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$460,985,404%
Total number of portfolio holdings	$33%
Portfolio turnover rate	$30%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	96.5%
Short-Term Investment	3.3%
Other Assets, Less Liabilities	0.2%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Equity Allocation Fund” to “NYLI Equity Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Equity Allocation Fund” to “NYLI Equity Allocation Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087367 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Equity Allocation Fund (formerly known as MainStay Equity Allocation Fund)
Class Name	Class B
Trading Symbol	MGXBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since November 1, 2023.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class B	$147	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.30%	[46],[47]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both U.S. and overseas stock markets, the Fund produced strong absolute performance during the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Equity Allocation Composite Index ("the Indices"), performance was affected primarily by Underlying Fund performance. Performance was also affected by asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
China	Concentrated emerging-markets exposure on non-Chinese entities given China’s heavy debt loads, slumping property market and unfriendly regulatory environment	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was excessively high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy.	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class B Shares - Including sales charges	4/4/2005	21.28%	8.25%	6.34%
Class B Shares - Excluding sales charges		26.28%	8.54%	6.34%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%%	5.27%%
Equity Allocation Composite Index[4]		34.18%%	13.02%%	11.08%%
Morningstar Aggressive Allocation[5]		29.22%%	9.15%%	7.80%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 460,985,404
Holdings Count | Holding	33
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$460,985,404%
Total number of portfolio holdings	$33%
Portfolio turnover rate	$30%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	96.5%
Short-Term Investment	3.3%
Other Assets, Less Liabilities	0.2%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Equity Allocation Fund” to “NYLI Equity Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A shares or Investor Class shares, based on shareholder eligibility. Class B shareholders of the Fund will receive Class A shares of the Fund if they hold at least $15,000 of Class B shares of the Fund on or around February 28, 2025; otherwise, Class B shareholders of the Fund will receive Investor Class shares of the relevant Fund. The accelerated conversion of Class B shares of the Fund is expected to occur on or about February 28, 2025.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Equity Allocation Fund” to “NYLI Equity Allocation Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087368 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Equity Allocation Fund (formerly known as MainStay Equity Allocation Fund)
Class Name	Class C
Trading Symbol	MGXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$147	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.30%	[48],[49]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both U.S. and overseas stock markets, the Fund produced strong absolute performance during the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Equity Allocation Composite Index ("the Indices"), performance was affected primarily by Underlying Fund performance. Performance was also affected by asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
China	Concentrated emerging-markets exposure on non-Chinese entities given China’s heavy debt loads, slumping property market and unfriendly regulatory environment	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was excessively high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy.	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/4/2005	25.29%	8.55%	6.35%
Class C Shares - Excluding sales charges		26.29%	8.55%	6.35%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%%	5.27%%
Equity Allocation Composite Index[4]		34.18%%	13.02%%	11.08%%
Morningstar Aggressive Allocation[5]		29.22%%	9.15%%	7.80%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 460,985,404
Holdings Count | Holding	33
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$460,985,404%
Total number of portfolio holdings	$33%
Portfolio turnover rate	$30%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	96.5%
Short-Term Investment	3.3%
Other Assets, Less Liabilities	0.2%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Equity Allocation Fund” to “NYLI Equity Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Equity Allocation Fund” to “NYLI Equity Allocation Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087369 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Equity Allocation Fund (formerly known as MainStay Equity Allocation Fund)
Class Name	Class I
Trading Symbol	MGXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$13	0.12%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%	[50]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both U.S. and overseas stock markets, the Fund produced strong absolute performance during the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Equity Allocation Composite Index ("the Indices"), performance was affected primarily by Underlying Fund performance. Performance was also affected by asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
China	Concentrated emerging-markets exposure on non-Chinese entities given China’s heavy debt loads, slumping property market and unfriendly regulatory environment	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was excessively high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy.	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	4/4/2005	27.81%	9.82%	7.59%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%%	5.27%%
Equity Allocation Composite Index[4]		34.18%%	13.02%%	11.08%%
Morningstar Aggressive Allocation[5]		29.22%%	9.15%%	7.80%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 04, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 460,985,404
Holdings Count | Holding	33
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$460,985,404%
Total number of portfolio holdings	$33%
Portfolio turnover rate	$30%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	96.5%
Short-Term Investment	3.3%
Other Assets, Less Liabilities	0.2%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Equity Allocation Fund” to “NYLI Equity Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Equity Allocation Fund” to “NYLI Equity Allocation Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087365 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Equity Allocation Fund (formerly known as MainStay Equity Allocation Fund)
Class Name	Investor Class
Trading Symbol	MGXNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$62	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.55%	[51],[52]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both U.S. and overseas stock markets, the Fund produced strong absolute performance during the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Equity Allocation Composite Index ("the Indices"), performance was affected primarily by Underlying Fund performance. Performance was also affected by asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
China	Concentrated emerging-markets exposure on non-Chinese entities given China’s heavy debt loads, slumping property market and unfriendly regulatory environment	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was excessively high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy.	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	24.11%	8.70%	6.54%
Investor Class Shares - Excluding sales charges		27.29%	9.36%	7.14%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%%	13.00%%
MSCI EAFE® Index (Net)[3]		22.97%%	6.24%%	5.27%%
Equity Allocation Composite Index[4]		34.18%%	13.02%%	11.08%%
Morningstar Aggressive Allocation[5]		29.22%%	9.15%%	7.80%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 460,985,404
Holdings Count | Holding	33
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$460,985,404%
Total number of portfolio holdings	$33%
Portfolio turnover rate	$30%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	96.5%
Short-Term Investment	3.3%
Other Assets, Less Liabilities	0.2%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Equity Allocation Fund” to “NYLI Equity Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Equity Allocation Fund” to “NYLI Equity Allocation Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000221664 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Equity Allocation Fund (formerly known as MainStay Equity Allocation Fund)
Class Name	SIMPLE Class
Trading Symbol	MGXSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$70	0.62%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.62%	[53]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Lifted by double-digit returns in both U.S. and overseas stock markets, the Fund produced strong absolute performance during the 12-month reporting period ended October 31, 2024. Relative to the internally maintained blend of indices that are taken into consideration when managing the Fund, as well as the Equity Allocation Composite Index ("the Indices"), performance was affected primarily by Underlying Fund performance. Performance was also affected by asset class policy decisions, most notably a tilt away from large-cap blend equities generally—and the Magnificent 7 mega-cap technology-related stocks in particular—in favor of other market segments including real estate investment trusts (REITs), mid-to-small-cap companies and low-volatility stocks.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Non-U.S. developed markets	Maintained less exposure to international developed markets broadly, and Europe in particular, than the Indices as U.S. markets led global indices higher	Contributed
China	Concentrated emerging-markets exposure on non-Chinese entities given China’s heavy debt loads, slumping property market and unfriendly regulatory environment	Contributed
Mega-cap technology	Tilted away from the large-cap blend segment of the market on valuation concerns	Detracted
Heavily indebted companies	Maintained a bias against firms with large floating rate debt balances, and those whose interest expense was excessively high relative to cash flows from operations	Detracted
Japan	Among developed international markets, prioritized investments in Japanese equities due to corporate governance reforms, a weak yen and highly accommodative monetary policy.	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	27.17%	8.72%
Russell 3000® Index[1]		37.86%%	13.46%%
S&P 500® Index[2]		38.02%%	14.17%%
MSCI EAFE® Index (Net)[3]		22.97%%	7.64%%
Equity Allocation Composite Index[4]		34.18%%	12.58%%
Morningstar Aggressive Allocation[5]		29.22%%	8.85%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 460,985,404
Holdings Count | Holding	33
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$460,985,404%
Total number of portfolio holdings	$33%
Portfolio turnover rate	$30%

Holdings [Text Block]	Asset Diversification (as a Percentage of Net Asset Value)
Equity Funds	96.5%
Short-Term Investment	3.3%
Other Assets, Less Liabilities	0.2%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Equity Allocation Fund” to “NYLI Equity Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Equity Allocation Fund” to “NYLI Equity Allocation Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087372 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Short Term Bond Fund (formerly known as MainStay Short Term Bond Fund)
Class Name	Class A
Trading Symbol	MIXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Short Term Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund held overweight positions relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index in asset-backed securities (ABS), commercial mortgage-backed securities (CMBS), mortgage-backed securities (MBS) and corporates for the 12-month reporting period ended October 31, 2024, and an underweight position in the U.S. Treasury and government agency sectors. The strongest contributions to relative performance came from the corporate sector, followed by positioning in the ABS sector, the CMBS sector and the MBS sector. Underweight exposure to the U.S. Treasury sector detracted most from relative returns, while underweight positioning in the non-corporate sector also detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Asset-backed securities	Overweight relative to the Index	Contributed
Corporate securities	Overweight relative to the Index	Contributed
Commercial mortgage-backed securities	Overweight relative to the Index	Contributed
Mortgage-backed securities	Overweight relative to the Index	Contributed
Yield curve and duration positioning	Shorter duration position in the front end of the curve led to positive rolldown attribution throughout the period	Contributed
U.S. Treasury securities	Underweight relative to the Index	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective December 5, 2019, the Fund's investment objective and principal investment strategies changed. Prior to that date, the Fund operated as an index fund and sought to match the return of its former benchmark gross of fees. The past performance in the graph and table prior to that date reflects the Fund’s prior investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	5.93%	0.58%)	1.54%
Class A Shares - Excluding sales charges		7.00%	1.19%)	1.85%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index[2]		6.25%%	1.51%)%	1.56%%
Morningstar Short-Term Bond Category Average[3]		8.04%%	1.86%)%	1.89%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 1-3 Year U.S. Government/Credit Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Bloomberg 1-3 Year U.S. Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests,is an unmanaged index comprised of investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities, with maturities of one to three years.

3.
The Morningstar Short-Term Bond Category Average is representative of funds that invest primarily in corporate and other investment-grade U.S. fixed-income issues and typically have durations of 1.0 to 3.5 years. These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 1-3 Year U.S. Government/Credit Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 126,855,215
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 309,969
Investment Company Portfolio Turnover	377.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$126,855,215%
Total number of portfolio holdings	$168%
Total advisory fees paid	$309,969%
Portfolio turnover rate	$377%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-3.875%, due 6/30/25-8/15/34	34.6%
iShares 1-5 Year Investment Grade Corporate Bond ETF	2.1%
GNMA, 0.612%-5.50%, due 3/20/53-9/16/63	1.8%
Deutsche Bank AG, 6.119%, due 7/14/26	1.7%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.5%
JPMorgan Chase & Co., 2.005%-5.581%, due 12/15/25-4/22/30	1.4%
Morgan Stanley, 4.679%-6.138%, due 7/17/26-4/18/30	1.4%
Wells Fargo & Co., 4.54%-5.198%, due 8/15/26-1/23/30	1.2%
Bank of America Corp., 5.08%-5.202%, due 1/20/27-4/25/29	1.2%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	37.4%
U.S. Government & Federal Agencies	36.4%
Asset-Backed Securities	10.9%
Mortgage-Backed Securities	10.0%
Short-Term Investment	2.6%
Fixed Income Fund	2.1%
Foreign Government Bond	0.3%
Other Assets, Less Liabilities	0.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-3.875%, due 6/30/25-8/15/34	34.6%
iShares 1-5 Year Investment Grade Corporate Bond ETF	2.1%
GNMA, 0.612%-5.50%, due 3/20/53-9/16/63	1.8%
Deutsche Bank AG, 6.119%, due 7/14/26	1.7%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.5%
JPMorgan Chase & Co., 2.005%-5.581%, due 12/15/25-4/22/30	1.4%
Morgan Stanley, 4.679%-6.138%, due 7/17/26-4/18/30	1.4%
Wells Fargo & Co., 4.54%-5.198%, due 8/15/26-1/23/30	1.2%
Bank of America Corp., 5.08%-5.202%, due 1/20/27-4/25/29	1.2%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.0%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Short Term Bond Fund” to “NYLI Short Term Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Short Term Bond Fund” to “NYLI Short Term Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087370 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Short Term Bond Fund (formerly known as MainStay Short Term Bond Fund)
Class Name	Class I
Trading Symbol	MIXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Short Term Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$41	0.40%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%	[54]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund held overweight positions relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index in asset-backed securities (ABS), commercial mortgage-backed securities (CMBS), mortgage-backed securities (MBS) and corporates for the 12-month reporting period ended October 31, 2024, and an underweight position in the U.S. Treasury and government agency sectors. The strongest contributions to relative performance came from the corporate sector, followed by positioning in the ABS sector, the CMBS sector and the MBS sector. Underweight exposure to the U.S. Treasury sector detracted most from relative returns, while underweight positioning in the non-corporate sector also detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Asset-backed securities	Overweight relative to the Index	Contributed
Corporate securities	Overweight relative to the Index	Contributed
Commercial mortgage-backed securities	Overweight relative to the Index	Contributed
Mortgage-backed securities	Overweight relative to the Index	Contributed
Yield curve and duration positioning	Shorter duration position in the front end of the curve led to positive rolldown attribution throughout the period	Contributed
U.S. Treasury securities	Underweight relative to the Index	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective December 5, 2019, the Fund's investment objective and principal investment strategies changed. Prior to that date, the Fund operated as an index fund and sought to match the return of its former benchmark gross of fees. The past performance in the graph and table prior to that date reflects the Fund’s prior investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/2/1991	7.21%	1.49%)	2.16%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index[2]		6.25%%	1.51%)%	1.56%%
Morningstar Short-Term Bond Category Average[3]		8.04%%	1.86%)%	1.89%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 1-3 Year U.S. Government/Credit Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Bloomberg 1-3 Year U.S. Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests,is an unmanaged index comprised of investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities, with maturities of one to three years.

3.
The Morningstar Short-Term Bond Category Average is representative of funds that invest primarily in corporate and other investment-grade U.S. fixed-income issues and typically have durations of 1.0 to 3.5 years. These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 1991
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 1-3 Year U.S. Government/Credit Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 126,855,215
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 309,969
Investment Company Portfolio Turnover	377.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$126,855,215%
Total number of portfolio holdings	$168%
Total advisory fees paid	$309,969%
Portfolio turnover rate	$377%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-3.875%, due 6/30/25-8/15/34	34.6%
iShares 1-5 Year Investment Grade Corporate Bond ETF	2.1%
GNMA, 0.612%-5.50%, due 3/20/53-9/16/63	1.8%
Deutsche Bank AG, 6.119%, due 7/14/26	1.7%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.5%
JPMorgan Chase & Co., 2.005%-5.581%, due 12/15/25-4/22/30	1.4%
Morgan Stanley, 4.679%-6.138%, due 7/17/26-4/18/30	1.4%
Wells Fargo & Co., 4.54%-5.198%, due 8/15/26-1/23/30	1.2%
Bank of America Corp., 5.08%-5.202%, due 1/20/27-4/25/29	1.2%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	37.4%
U.S. Government & Federal Agencies	36.4%
Asset-Backed Securities	10.9%
Mortgage-Backed Securities	10.0%
Short-Term Investment	2.6%
Fixed Income Fund	2.1%
Foreign Government Bond	0.3%
Other Assets, Less Liabilities	0.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-3.875%, due 6/30/25-8/15/34	34.6%
iShares 1-5 Year Investment Grade Corporate Bond ETF	2.1%
GNMA, 0.612%-5.50%, due 3/20/53-9/16/63	1.8%
Deutsche Bank AG, 6.119%, due 7/14/26	1.7%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.5%
JPMorgan Chase & Co., 2.005%-5.581%, due 12/15/25-4/22/30	1.4%
Morgan Stanley, 4.679%-6.138%, due 7/17/26-4/18/30	1.4%
Wells Fargo & Co., 4.54%-5.198%, due 8/15/26-1/23/30	1.2%
Bank of America Corp., 5.08%-5.202%, due 1/20/27-4/25/29	1.2%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.0%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Short Term Bond Fund” to “NYLI Short Term Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Short Term Bond Fund” to “NYLI Short Term Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087371 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Short Term Bond Fund (formerly known as MainStay Short Term Bond Fund)
Class Name	Investor Class
Trading Symbol	MIXNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Short Term Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$95	0.92%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%	[55]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund held overweight positions relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index in asset-backed securities (ABS), commercial mortgage-backed securities (CMBS), mortgage-backed securities (MBS) and corporates for the 12-month reporting period ended October 31, 2024, and an underweight position in the U.S. Treasury and government agency sectors. The strongest contributions to relative performance came from the corporate sector, followed by positioning in the ABS sector, the CMBS sector and the MBS sector. Underweight exposure to the U.S. Treasury sector detracted most from relative returns, while underweight positioning in the non-corporate sector also detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Asset-backed securities	Overweight relative to the Index	Contributed
Corporate securities	Overweight relative to the Index	Contributed
Commercial mortgage-backed securities	Overweight relative to the Index	Contributed
Mortgage-backed securities	Overweight relative to the Index	Contributed
Yield curve and duration positioning	Shorter duration position in the front end of the curve led to positive rolldown attribution throughout the period	Contributed
U.S. Treasury securities	Underweight relative to the Index	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective December 5, 2019, the Fund's investment objective and principal investment strategies changed. Prior to that date, the Fund operated as an index fund and sought to match the return of its former benchmark gross of fees. The past performance in the graph and table prior to that date reflects the Fund’s prior investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	6.07%	0.37%)	1.32%
Investor Class Shares - Excluding sales charges		6.60%	0.98%)	1.63%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index[2]		6.25%%	1.51%)%	1.56%%
Morningstar Short-Term Bond Category Average[3]		8.04%%	1.86%)%	1.89%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 1-3 Year U.S. Government/Credit Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Bloomberg 1-3 Year U.S. Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests,is an unmanaged index comprised of investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities, with maturities of one to three years.

3.
The Morningstar Short-Term Bond Category Average is representative of funds that invest primarily in corporate and other investment-grade U.S. fixed-income issues and typically have durations of 1.0 to 3.5 years. These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 1-3 Year U.S. Government/Credit Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 126,855,215
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 309,969
Investment Company Portfolio Turnover	377.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$126,855,215%
Total number of portfolio holdings	$168%
Total advisory fees paid	$309,969%
Portfolio turnover rate	$377%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-3.875%, due 6/30/25-8/15/34	34.6%
iShares 1-5 Year Investment Grade Corporate Bond ETF	2.1%
GNMA, 0.612%-5.50%, due 3/20/53-9/16/63	1.8%
Deutsche Bank AG, 6.119%, due 7/14/26	1.7%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.5%
JPMorgan Chase & Co., 2.005%-5.581%, due 12/15/25-4/22/30	1.4%
Morgan Stanley, 4.679%-6.138%, due 7/17/26-4/18/30	1.4%
Wells Fargo & Co., 4.54%-5.198%, due 8/15/26-1/23/30	1.2%
Bank of America Corp., 5.08%-5.202%, due 1/20/27-4/25/29	1.2%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	37.4%
U.S. Government & Federal Agencies	36.4%
Asset-Backed Securities	10.9%
Mortgage-Backed Securities	10.0%
Short-Term Investment	2.6%
Fixed Income Fund	2.1%
Foreign Government Bond	0.3%
Other Assets, Less Liabilities	0.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-3.875%, due 6/30/25-8/15/34	34.6%
iShares 1-5 Year Investment Grade Corporate Bond ETF	2.1%
GNMA, 0.612%-5.50%, due 3/20/53-9/16/63	1.8%
Deutsche Bank AG, 6.119%, due 7/14/26	1.7%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.5%
JPMorgan Chase & Co., 2.005%-5.581%, due 12/15/25-4/22/30	1.4%
Morgan Stanley, 4.679%-6.138%, due 7/17/26-4/18/30	1.4%
Wells Fargo & Co., 4.54%-5.198%, due 8/15/26-1/23/30	1.2%
Bank of America Corp., 5.08%-5.202%, due 1/20/27-4/25/29	1.2%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.0%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Short Term Bond Fund” to “NYLI Short Term Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Short Term Bond Fund” to “NYLI Short Term Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000221665 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Short Term Bond Fund (formerly known as MainStay Short Term Bond Fund)
Class Name	SIMPLE Class
Trading Symbol	MIXMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Short Term Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIMPLE Class	$99	0.96%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund held overweight positions relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index in asset-backed securities (ABS), commercial mortgage-backed securities (CMBS), mortgage-backed securities (MBS) and corporates for the 12-month reporting period ended October 31, 2024, and an underweight position in the U.S. Treasury and government agency sectors. The strongest contributions to relative performance came from the corporate sector, followed by positioning in the ABS sector, the CMBS sector and the MBS sector. Underweight exposure to the U.S. Treasury sector detracted most from relative returns, while underweight positioning in the non-corporate sector also detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Asset-backed securities	Overweight relative to the Index	Contributed
Corporate securities	Overweight relative to the Index	Contributed
Commercial mortgage-backed securities	Overweight relative to the Index	Contributed
Mortgage-backed securities	Overweight relative to the Index	Contributed
Yield curve and duration positioning	Shorter duration position in the front end of the curve led to positive rolldown attribution throughout the period	Contributed
U.S. Treasury securities	Underweight relative to the Index	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	6.69%	0.55%)
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(1.82)%%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index[2]		6.25%%	1.02%)%
Morningstar Short-Term Bond Category Average[3]		8.04%%	1.37%)%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 1-3 Year U.S. Government/Credit Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Bloomberg 1-3 Year U.S. Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests,is an unmanaged index comprised of investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities, with maturities of one to three years.

3.
The Morningstar Short-Term Bond Category Average is representative of funds that invest primarily in corporate and other investment-grade U.S. fixed-income issues and typically have durations of 1.0 to 3.5 years. These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 1-3 Year U.S. Government/Credit Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 126,855,215
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 309,969
Investment Company Portfolio Turnover	377.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$126,855,215%
Total number of portfolio holdings	$168%
Total advisory fees paid	$309,969%
Portfolio turnover rate	$377%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-3.875%, due 6/30/25-8/15/34	34.6%
iShares 1-5 Year Investment Grade Corporate Bond ETF	2.1%
GNMA, 0.612%-5.50%, due 3/20/53-9/16/63	1.8%
Deutsche Bank AG, 6.119%, due 7/14/26	1.7%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.5%
JPMorgan Chase & Co., 2.005%-5.581%, due 12/15/25-4/22/30	1.4%
Morgan Stanley, 4.679%-6.138%, due 7/17/26-4/18/30	1.4%
Wells Fargo & Co., 4.54%-5.198%, due 8/15/26-1/23/30	1.2%
Bank of America Corp., 5.08%-5.202%, due 1/20/27-4/25/29	1.2%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	37.4%
U.S. Government & Federal Agencies	36.4%
Asset-Backed Securities	10.9%
Mortgage-Backed Securities	10.0%
Short-Term Investment	2.6%
Fixed Income Fund	2.1%
Foreign Government Bond	0.3%
Other Assets, Less Liabilities	0.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-3.875%, due 6/30/25-8/15/34	34.6%
iShares 1-5 Year Investment Grade Corporate Bond ETF	2.1%
GNMA, 0.612%-5.50%, due 3/20/53-9/16/63	1.8%
Deutsche Bank AG, 6.119%, due 7/14/26	1.7%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.5%
JPMorgan Chase & Co., 2.005%-5.581%, due 12/15/25-4/22/30	1.4%
Morgan Stanley, 4.679%-6.138%, due 7/17/26-4/18/30	1.4%
Wells Fargo & Co., 4.54%-5.198%, due 8/15/26-1/23/30	1.2%
Bank of America Corp., 5.08%-5.202%, due 1/20/27-4/25/29	1.2%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.0%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Short Term Bond Fund” to “NYLI Short Term Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Short Term Bond Fund” to “NYLI Short Term Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087374 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Total Return Bond Fund (formerly known as MainStay MacKay Total Return Bond Fund)
Class Name	Class A
Trading Symbol	MTMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$92	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%	[56]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The fixed-income markets generally delivered positive absolute returns during the 12-month reporting period ended October 31, 2024, due to falling interest rates, tightening spreads against a healthy economic back drop, and growing expectations that the U.S. Federal Reserve would continue to ease monetary policy. The Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was affected by both security and sector allocation decisions.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Mortgage credit	Overweight exposure to credit risk transfers on valuations	Contributed
High-grade corporates	Overweight exposure to financials and utilities; underweight exposure to industrials on valuations	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and diversified conduits	Contributed
Asset-backed securities	Overweight exposure to auto securitizations due to healthy consumer balance sheets	Contributed
Emerging markets	Issue selection in hard currency corporates and sovereigns in stable countries with strong growth	Contributed
U.S. Treasury securities	Underweight exposure in favor of spread product	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	9.68%	(0.29)%	1.24%
Class A Shares - Excluding sales charges		14.84%	0.63%)	1.70%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%	(0.23)%	1.49%
Morningstar Intermediate Core-Plus Bond Category Average[2]		11.69%	0.31)%	1.70%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 358,603,217
Holdings Count | Holding	432
Advisory Fees Paid, Amount	$ 1,132,017
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$358,603,217%
Total number of portfolio holdings	$432%
Total advisory fees paid	$1,132,017%
Portfolio turnover rate	$101%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 10/31/26-8/15/34	11.4%
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	8.8%
UMBS, 30 Year, 2.00%-6.50%, due 12/1/44-6/1/54	4.8%
UMBS Pool, 30 Year, 2.50%-6.00%, due 1/1/52-3/1/54	3.1%
U.S. Treasury Bonds, 4.125%-4.25%, due 8/15/44-8/15/54	2.4%
United Kingdom Gilt, 4.125%, due 7/22/29	2.4%
FHLMC, (zero coupon)-4.00%, due 1/15/41-1/25/55	2.1%
FNMA, (zero coupon)-3.50%, due 6/25/46-7/25/54	1.9%
Ford Motor Credit Co. LLC, 2.30%-7.20%, due 2/10/25-6/10/30	0.9%
Lloyds Banking Group plc, 4.582%-4.976%, due 12/10/25-8/11/33	0.9%
* Excluding short-term investments
Top Industries
Mortgage-Backed Securities	32.5%
Corporate Bonds	29.2%
U.S. Government & Federal Agencies	22.5%
Asset-Backed Securities	9.7%
Foreign Government Bonds	3.6%
Short-Term Investments	0.7%
Loan Assignments	0.2%
Common Stock	0.0%‡
Other Assets, Less Liabilities	1.6%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 10/31/26-8/15/34	11.4%
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	8.8%
UMBS, 30 Year, 2.00%-6.50%, due 12/1/44-6/1/54	4.8%
UMBS Pool, 30 Year, 2.50%-6.00%, due 1/1/52-3/1/54	3.1%
U.S. Treasury Bonds, 4.125%-4.25%, due 8/15/44-8/15/54	2.4%
United Kingdom Gilt, 4.125%, due 7/22/29	2.4%
FHLMC, (zero coupon)-4.00%, due 1/15/41-1/25/55	2.1%
FNMA, (zero coupon)-3.50%, due 6/25/46-7/25/54	1.9%
Ford Motor Credit Co. LLC, 2.30%-7.20%, due 2/10/25-6/10/30	0.9%
Lloyds Banking Group plc, 4.582%-4.976%, due 12/10/25-8/11/33	0.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Total Return Bond Fund” to “NYLI MacKay Total Return Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Total Return Bond Fund” to “NYLI MacKay Total Return Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087376 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Total Return Bond Fund (formerly known as MainStay MacKay Total Return Bond Fund)
Class Name	Class C
Trading Symbol	MTMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$200	1.87%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.87%	[57]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The fixed-income markets generally delivered positive absolute returns during the 12-month reporting period ended October 31, 2024, due to falling interest rates, tightening spreads against a healthy economic back drop, and growing expectations that the U.S. Federal Reserve would continue to ease monetary policy. The Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was affected by both security and sector allocation decisions.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Mortgage credit	Overweight exposure to credit risk transfers on valuations	Contributed
High-grade corporates	Overweight exposure to financials and utilities; underweight exposure to industrials on valuations	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and diversified conduits	Contributed
Asset-backed securities	Overweight exposure to auto securitizations due to healthy consumer balance sheets	Contributed
Emerging markets	Issue selection in hard currency corporates and sovereigns in stable countries with strong growth	Contributed
U.S. Treasury securities	Underweight exposure in favor of spread product	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	1/2/2004	12.63%	(0.36)%	0.79%
Class C Shares - Excluding sales charges		13.63%	(0.36)%	0.79%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%	(0.23)%	1.49%
Morningstar Intermediate Core-Plus Bond Category Average[2]		11.69%	0.31)%	1.70%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 358,603,217
Holdings Count | Holding	432
Advisory Fees Paid, Amount	$ 1,132,017
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$358,603,217%
Total number of portfolio holdings	$432%
Total advisory fees paid	$1,132,017%
Portfolio turnover rate	$101%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 10/31/26-8/15/34	11.4%
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	8.8%
UMBS, 30 Year, 2.00%-6.50%, due 12/1/44-6/1/54	4.8%
UMBS Pool, 30 Year, 2.50%-6.00%, due 1/1/52-3/1/54	3.1%
U.S. Treasury Bonds, 4.125%-4.25%, due 8/15/44-8/15/54	2.4%
United Kingdom Gilt, 4.125%, due 7/22/29	2.4%
FHLMC, (zero coupon)-4.00%, due 1/15/41-1/25/55	2.1%
FNMA, (zero coupon)-3.50%, due 6/25/46-7/25/54	1.9%
Ford Motor Credit Co. LLC, 2.30%-7.20%, due 2/10/25-6/10/30	0.9%
Lloyds Banking Group plc, 4.582%-4.976%, due 12/10/25-8/11/33	0.9%
* Excluding short-term investments
Top Industries
Mortgage-Backed Securities	32.5%
Corporate Bonds	29.2%
U.S. Government & Federal Agencies	22.5%
Asset-Backed Securities	9.7%
Foreign Government Bonds	3.6%
Short-Term Investments	0.7%
Loan Assignments	0.2%
Common Stock	0.0%‡
Other Assets, Less Liabilities	1.6%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 10/31/26-8/15/34	11.4%
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	8.8%
UMBS, 30 Year, 2.00%-6.50%, due 12/1/44-6/1/54	4.8%
UMBS Pool, 30 Year, 2.50%-6.00%, due 1/1/52-3/1/54	3.1%
U.S. Treasury Bonds, 4.125%-4.25%, due 8/15/44-8/15/54	2.4%
United Kingdom Gilt, 4.125%, due 7/22/29	2.4%
FHLMC, (zero coupon)-4.00%, due 1/15/41-1/25/55	2.1%
FNMA, (zero coupon)-3.50%, due 6/25/46-7/25/54	1.9%
Ford Motor Credit Co. LLC, 2.30%-7.20%, due 2/10/25-6/10/30	0.9%
Lloyds Banking Group plc, 4.582%-4.976%, due 12/10/25-8/11/33	0.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Total Return Bond Fund” to “NYLI MacKay Total Return Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Total Return Bond Fund” to “NYLI MacKay Total Return Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087377 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Total Return Bond Fund (formerly known as MainStay MacKay Total Return Bond Fund)
Class Name	Class I
Trading Symbol	MTMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$48	0.45%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%	[58]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The fixed-income markets generally delivered positive absolute returns during the 12-month reporting period ended October 31, 2024, due to falling interest rates, tightening spreads against a healthy economic back drop, and growing expectations that the U.S. Federal Reserve would continue to ease monetary policy. The Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was affected by both security and sector allocation decisions.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Mortgage credit	Overweight exposure to credit risk transfers on valuations	Contributed
High-grade corporates	Overweight exposure to financials and utilities; underweight exposure to industrials on valuations	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and diversified conduits	Contributed
Asset-backed securities	Overweight exposure to auto securitizations due to healthy consumer balance sheets	Contributed
Emerging markets	Issue selection in hard currency corporates and sovereigns in stable countries with strong growth	Contributed
U.S. Treasury securities	Underweight exposure in favor of spread product	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/2/1991	15.43%	0.96%)	2.04%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%	(0.23)%	1.49%
Morningstar Intermediate Core-Plus Bond Category Average[2]		11.69%	0.31%	1.70%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 1991
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 358,603,217
Holdings Count | Holding	432
Advisory Fees Paid, Amount	$ 1,132,017
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$358,603,217%
Total number of portfolio holdings	$432%
Total advisory fees paid	$1,132,017%
Portfolio turnover rate	$101%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 10/31/26-8/15/34	11.4%
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	8.8%
UMBS, 30 Year, 2.00%-6.50%, due 12/1/44-6/1/54	4.8%
UMBS Pool, 30 Year, 2.50%-6.00%, due 1/1/52-3/1/54	3.1%
U.S. Treasury Bonds, 4.125%-4.25%, due 8/15/44-8/15/54	2.4%
United Kingdom Gilt, 4.125%, due 7/22/29	2.4%
FHLMC, (zero coupon)-4.00%, due 1/15/41-1/25/55	2.1%
FNMA, (zero coupon)-3.50%, due 6/25/46-7/25/54	1.9%
Ford Motor Credit Co. LLC, 2.30%-7.20%, due 2/10/25-6/10/30	0.9%
Lloyds Banking Group plc, 4.582%-4.976%, due 12/10/25-8/11/33	0.9%
* Excluding short-term investments
Top Industries
Mortgage-Backed Securities	32.5%
Corporate Bonds	29.2%
U.S. Government & Federal Agencies	22.5%
Asset-Backed Securities	9.7%
Foreign Government Bonds	3.6%
Short-Term Investments	0.7%
Loan Assignments	0.2%
Common Stock	0.0%‡
Other Assets, Less Liabilities	1.6%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 10/31/26-8/15/34	11.4%
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	8.8%
UMBS, 30 Year, 2.00%-6.50%, due 12/1/44-6/1/54	4.8%
UMBS Pool, 30 Year, 2.50%-6.00%, due 1/1/52-3/1/54	3.1%
U.S. Treasury Bonds, 4.125%-4.25%, due 8/15/44-8/15/54	2.4%
United Kingdom Gilt, 4.125%, due 7/22/29	2.4%
FHLMC, (zero coupon)-4.00%, due 1/15/41-1/25/55	2.1%
FNMA, (zero coupon)-3.50%, due 6/25/46-7/25/54	1.9%
Ford Motor Credit Co. LLC, 2.30%-7.20%, due 2/10/25-6/10/30	0.9%
Lloyds Banking Group plc, 4.582%-4.976%, due 12/10/25-8/11/33	0.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Total Return Bond Fund” to “NYLI MacKay Total Return Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Total Return Bond Fund” to “NYLI MacKay Total Return Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000127150 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Total Return Bond Fund (formerly known as MainStay MacKay Total Return Bond Fund)
Class Name	Class R6
Trading Symbol	MTRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$48	0.45%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%	[59]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The fixed-income markets generally delivered positive absolute returns during the 12-month reporting period ended October 31, 2024, due to falling interest rates, tightening spreads against a healthy economic back drop, and growing expectations that the U.S. Federal Reserve would continue to ease monetary policy. The Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was affected by both security and sector allocation decisions.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Mortgage credit	Overweight exposure to credit risk transfers on valuations	Contributed
High-grade corporates	Overweight exposure to financials and utilities; underweight exposure to industrials on valuations	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and diversified conduits	Contributed
Asset-backed securities	Overweight exposure to auto securitizations due to healthy consumer balance sheets	Contributed
Emerging markets	Issue selection in hard currency corporates and sovereigns in stable countries with strong growth	Contributed
U.S. Treasury securities	Underweight exposure in favor of spread product	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	12/29/2014	15.31%	0.97%)	2.13%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%	(0.23)%	1.45%
Morningstar Intermediate Core-Plus Bond Category Average[2]		11.69%	0.31%	1.78%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 29, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 358,603,217
Holdings Count | Holding	432
Advisory Fees Paid, Amount	$ 1,132,017
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$358,603,217%
Total number of portfolio holdings	$432%
Total advisory fees paid	$1,132,017%
Portfolio turnover rate	$101%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 10/31/26-8/15/34	11.4%
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	8.8%
UMBS, 30 Year, 2.00%-6.50%, due 12/1/44-6/1/54	4.8%
UMBS Pool, 30 Year, 2.50%-6.00%, due 1/1/52-3/1/54	3.1%
U.S. Treasury Bonds, 4.125%-4.25%, due 8/15/44-8/15/54	2.4%
United Kingdom Gilt, 4.125%, due 7/22/29	2.4%
FHLMC, (zero coupon)-4.00%, due 1/15/41-1/25/55	2.1%
FNMA, (zero coupon)-3.50%, due 6/25/46-7/25/54	1.9%
Ford Motor Credit Co. LLC, 2.30%-7.20%, due 2/10/25-6/10/30	0.9%
Lloyds Banking Group plc, 4.582%-4.976%, due 12/10/25-8/11/33	0.9%
* Excluding short-term investments
Top Industries
Mortgage-Backed Securities	32.5%
Corporate Bonds	29.2%
U.S. Government & Federal Agencies	22.5%
Asset-Backed Securities	9.7%
Foreign Government Bonds	3.6%
Short-Term Investments	0.7%
Loan Assignments	0.2%
Common Stock	0.0%‡
Other Assets, Less Liabilities	1.6%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 10/31/26-8/15/34	11.4%
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	8.8%
UMBS, 30 Year, 2.00%-6.50%, due 12/1/44-6/1/54	4.8%
UMBS Pool, 30 Year, 2.50%-6.00%, due 1/1/52-3/1/54	3.1%
U.S. Treasury Bonds, 4.125%-4.25%, due 8/15/44-8/15/54	2.4%
United Kingdom Gilt, 4.125%, due 7/22/29	2.4%
FHLMC, (zero coupon)-4.00%, due 1/15/41-1/25/55	2.1%
FNMA, (zero coupon)-3.50%, due 6/25/46-7/25/54	1.9%
Ford Motor Credit Co. LLC, 2.30%-7.20%, due 2/10/25-6/10/30	0.9%
Lloyds Banking Group plc, 4.582%-4.976%, due 12/10/25-8/11/33	0.9%
* Excluding short-term investments

C000087373 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Total Return Bond Fund (formerly known as MainStay MacKay Total Return Bond Fund)
Class Name	Investor Class
Trading Symbol	MTMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$120	1.12%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.12%	[60]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The fixed-income markets generally delivered positive absolute returns during the 12-month reporting period ended October 31, 2024, due to falling interest rates, tightening spreads against a healthy economic back drop, and growing expectations that the U.S. Federal Reserve would continue to ease monetary policy. The Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was affected by both security and sector allocation decisions.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Mortgage credit	Overweight exposure to credit risk transfers on valuations	Contributed
High-grade corporates	Overweight exposure to financials and utilities; underweight exposure to industrials on valuations	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and diversified conduits	Contributed
Asset-backed securities	Overweight exposure to auto securitizations due to healthy consumer balance sheets	Contributed
Emerging markets	Issue selection in hard currency corporates and sovereigns in stable countries with strong growth	Contributed
U.S. Treasury securities	Underweight exposure in favor of spread product	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	10.00%	(0.54)%	1.09%
Investor Class Shares - Excluding sales charges		14.58%	0.38%)	1.55%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%	(0.23)%	1.49%
Morningstar Intermediate Core-Plus Bond Category Average[2]		11.69%	0.31)%	1.70%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 358,603,217
Holdings Count | Holding	432
Advisory Fees Paid, Amount	$ 1,132,017
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$358,603,217%
Total number of portfolio holdings	$432%
Total advisory fees paid	$1,132,017%
Portfolio turnover rate	$101%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 10/31/26-8/15/34	11.4%
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	8.8%
UMBS, 30 Year, 2.00%-6.50%, due 12/1/44-6/1/54	4.8%
UMBS Pool, 30 Year, 2.50%-6.00%, due 1/1/52-3/1/54	3.1%
U.S. Treasury Bonds, 4.125%-4.25%, due 8/15/44-8/15/54	2.4%
United Kingdom Gilt, 4.125%, due 7/22/29	2.4%
FHLMC, (zero coupon)-4.00%, due 1/15/41-1/25/55	2.1%
FNMA, (zero coupon)-3.50%, due 6/25/46-7/25/54	1.9%
Ford Motor Credit Co. LLC, 2.30%-7.20%, due 2/10/25-6/10/30	0.9%
Lloyds Banking Group plc, 4.582%-4.976%, due 12/10/25-8/11/33	0.9%
* Excluding short-term investments
Top Industries
Mortgage-Backed Securities	32.5%
Corporate Bonds	29.2%
U.S. Government & Federal Agencies	22.5%
Asset-Backed Securities	9.7%
Foreign Government Bonds	3.6%
Short-Term Investments	0.7%
Loan Assignments	0.2%
Common Stock	0.0%‡
Other Assets, Less Liabilities	1.6%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 10/31/26-8/15/34	11.4%
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	8.8%
UMBS, 30 Year, 2.00%-6.50%, due 12/1/44-6/1/54	4.8%
UMBS Pool, 30 Year, 2.50%-6.00%, due 1/1/52-3/1/54	3.1%
U.S. Treasury Bonds, 4.125%-4.25%, due 8/15/44-8/15/54	2.4%
United Kingdom Gilt, 4.125%, due 7/22/29	2.4%
FHLMC, (zero coupon)-4.00%, due 1/15/41-1/25/55	2.1%
FNMA, (zero coupon)-3.50%, due 6/25/46-7/25/54	1.9%
Ford Motor Credit Co. LLC, 2.30%-7.20%, due 2/10/25-6/10/30	0.9%
Lloyds Banking Group plc, 4.582%-4.976%, due 12/10/25-8/11/33	0.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Total Return Bond Fund” to “NYLI MacKay Total Return Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Total Return Bond Fund” to “NYLI MacKay Total Return Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000221666 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Total Return Bond Fund (formerly known as MainStay MacKay Total Return Bond Fund)
Class Name	SIMPLE Class
Trading Symbol	MTMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$105	0.97%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.97%	[61]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The fixed-income markets generally delivered positive absolute returns during the 12-month reporting period ended October 31, 2024, due to falling interest rates, tightening spreads against a healthy economic back drop, and growing expectations that the U.S. Federal Reserve would continue to ease monetary policy. The Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was affected by both security and sector allocation decisions.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Mortgage credit	Overweight exposure to credit risk transfers on valuations	Contributed
High-grade corporates	Overweight exposure to financials and utilities; underweight exposure to industrials on valuations	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and diversified conduits	Contributed
Asset-backed securities	Overweight exposure to auto securitizations due to healthy consumer balance sheets	Contributed
Emerging markets	Issue selection in hard currency corporates and sovereigns in stable countries with strong growth	Contributed
U.S. Treasury securities	Underweight exposure in favor of spread product	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	14.75%	(1.24)%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%	(1.82)%
Morningstar Intermediate Core-Plus Bond Category Average[2]		11.69%	(1.02)%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 358,603,217
Holdings Count | Holding	432
Advisory Fees Paid, Amount	$ 1,132,017
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$358,603,217%
Total number of portfolio holdings	$432%
Total advisory fees paid	$1,132,017%
Portfolio turnover rate	$101%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 10/31/26-8/15/34	11.4%
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	8.8%
UMBS, 30 Year, 2.00%-6.50%, due 12/1/44-6/1/54	4.8%
UMBS Pool, 30 Year, 2.50%-6.00%, due 1/1/52-3/1/54	3.1%
U.S. Treasury Bonds, 4.125%-4.25%, due 8/15/44-8/15/54	2.4%
United Kingdom Gilt, 4.125%, due 7/22/29	2.4%
FHLMC, (zero coupon)-4.00%, due 1/15/41-1/25/55	2.1%
FNMA, (zero coupon)-3.50%, due 6/25/46-7/25/54	1.9%
Ford Motor Credit Co. LLC, 2.30%-7.20%, due 2/10/25-6/10/30	0.9%
Lloyds Banking Group plc, 4.582%-4.976%, due 12/10/25-8/11/33	0.9%
* Excluding short-term investments
Top Industries
Mortgage-Backed Securities	32.5%
Corporate Bonds	29.2%
U.S. Government & Federal Agencies	22.5%
Asset-Backed Securities	9.7%
Foreign Government Bonds	3.6%
Short-Term Investments	0.7%
Loan Assignments	0.2%
Common Stock	0.0%‡
Other Assets, Less Liabilities	1.6%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 10/31/26-8/15/34	11.4%
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	8.8%
UMBS, 30 Year, 2.00%-6.50%, due 12/1/44-6/1/54	4.8%
UMBS Pool, 30 Year, 2.50%-6.00%, due 1/1/52-3/1/54	3.1%
U.S. Treasury Bonds, 4.125%-4.25%, due 8/15/44-8/15/54	2.4%
United Kingdom Gilt, 4.125%, due 7/22/29	2.4%
FHLMC, (zero coupon)-4.00%, due 1/15/41-1/25/55	2.1%
FNMA, (zero coupon)-3.50%, due 6/25/46-7/25/54	1.9%
Ford Motor Credit Co. LLC, 2.30%-7.20%, due 2/10/25-6/10/30	0.9%
Lloyds Banking Group plc, 4.582%-4.976%, due 12/10/25-8/11/33	0.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Total Return Bond Fund” to “NYLI MacKay Total Return Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Total Return Bond Fund” to “NYLI MacKay Total Return Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087379 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Short Term Muni Fund (formerly known as MainStay MacKay Short Term Municipal Fund)
Class Name	Class A
Trading Symbol	MSTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg 3-Year Municipal Bond Index was primarily affected by security selection. Out-of-Index exposure to longer-dated bonds bolstered relative returns, while underweight exposure to higher-coupon bonds detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Allocation to IDR/PCR holdings, driven by security selection	Contributed
Credit rating	Overweight allocation to credits rated A, boosted by security selection	Contributed
Maturity	Overweight allocation to out-of-Index bonds maturing beyond 4 years	Contributed
Geographic	Underweight exposure to holdings from the State of New York, diminished by security selection	Detracted
Coupon	Overweight allocation to 5+% coupon bonds, primarily due to yield curve positioning	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 1, 2015, the Fund changed, among other things, its investment objective and principal investment strategies. Effective May 22, 2018, the Fund made further changes to, among other things, its principal investment strategies. Effective February 28, 2019, the Fund changed its investment objective. The past performance in the graph and table reflects the Fund's prior investment objectives and principal investment strategies, as applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	4.49%	0.74%	0.74%
Class A Shares - Excluding sales charges		5.55%	0.94%	1.05%
Bloomberg Municipal Bond Index[1]		9.70%	1.05%	2.30%
Bloomberg 3-Year Municipal Bond Index[2]		5.43%	1.12%	1.32%
Morningstar Muni National Short Category Average[3]		5.42%	1.21%	1.19%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 3-Year Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

3.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 3-Year Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 802,247,226
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 2,636,208
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$802,247,226%
Total number of portfolio holdings	$240%
Total advisory fees paid	$2,636,208%
Portfolio turnover rate	$48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 3.50%-5.00%, due 11/1/24-6/1/31	3.5%
Black Belt Energy Gas District, 3.89%-5.50%, due 6/1/25-11/1/53	2.9%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/25-10/1/26	2.5%
State of Washington, (zero coupon)-5.00%, due 7/1/26-12/1/26	2.3%
Commonwealth of Pennsylvania, 3.20%-5.00%, due 3/1/29-8/15/29	1.9%
Arizona Health Facilities Authority, 3.49%, due 1/1/46	1.8%
City of Dallas, 5.00%, due 2/15/26	1.8%
Central Texas Turnpike System, (zero coupon)-5.00%, due 8/15/25-8/15/31	1.7%
City of Detroit, 3.853%, due 7/1/32	1.6%
Arizona Industrial Development Authority, 5.00%, due 11/1/29	1.6%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	96.2%
Commercial Paper	1.2%
Corporate Bonds	0.5%
Other Assets, Less Liabilities	2.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Illinois, 3.50%-5.00%, due 11/1/24-6/1/31	3.5%
Black Belt Energy Gas District, 3.89%-5.50%, due 6/1/25-11/1/53	2.9%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/25-10/1/26	2.5%
State of Washington, (zero coupon)-5.00%, due 7/1/26-12/1/26	2.3%
Commonwealth of Pennsylvania, 3.20%-5.00%, due 3/1/29-8/15/29	1.9%
Arizona Health Facilities Authority, 3.49%, due 1/1/46	1.8%
City of Dallas, 5.00%, due 2/15/26	1.8%
Central Texas Turnpike System, (zero coupon)-5.00%, due 8/15/25-8/15/31	1.7%
City of Detroit, 3.853%, due 7/1/32	1.6%
Arizona Industrial Development Authority, 5.00%, due 11/1/29	1.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Short Term Municipal Fund” to “NYLI MacKay Short Term Muni Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Short Term Municipal Fund” to “NYLI MacKay Short Term Muni Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000222390 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Short Term Muni Fund (formerly known as MainStay MacKay Short Term Municipal Fund)
Class Name	Class A2
Trading Symbol	MSTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A2	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg 3-Year Municipal Bond Index was primarily affected by security selection. Out-of-Index exposure to longer-dated bonds bolstered relative returns, while underweight exposure to higher-coupon bonds detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Allocation to IDR/PCR holdings, driven by security selection	Contributed
Credit rating	Overweight allocation to credits rated A, boosted by security selection	Contributed
Maturity	Overweight allocation to out-of-Index bonds maturing beyond 4 years	Contributed
Geographic	Underweight exposure to holdings from the State of New York, diminished by security selection	Detracted
Coupon	Overweight allocation to 5+% coupon bonds, primarily due to yield curve positioning	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class A2 Shares - Including sales charges	9/30/2020	3.54%	0.24%
Class A2 Shares - Excluding sales charges		5.65%	0.73%
Bloomberg Municipal Bond Index[1]		9.70%	0.34%
Bloomberg 3-Year Municipal Bond Index[2]		5.43%	0.63%
Morningstar Muni National Short Category Average[3]		5.42%	1.02%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 3-Year Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

3.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 3-Year Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 802,247,226
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 2,636,208
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$802,247,226%
Total number of portfolio holdings	$240%
Total advisory fees paid	$2,636,208%
Portfolio turnover rate	$48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 3.50%-5.00%, due 11/1/24-6/1/31	3.5%
Black Belt Energy Gas District, 3.89%-5.50%, due 6/1/25-11/1/53	2.9%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/25-10/1/26	2.5%
State of Washington, (zero coupon)-5.00%, due 7/1/26-12/1/26	2.3%
Commonwealth of Pennsylvania, 3.20%-5.00%, due 3/1/29-8/15/29	1.9%
Arizona Health Facilities Authority, 3.49%, due 1/1/46	1.8%
City of Dallas, 5.00%, due 2/15/26	1.8%
Central Texas Turnpike System, (zero coupon)-5.00%, due 8/15/25-8/15/31	1.7%
City of Detroit, 3.853%, due 7/1/32	1.6%
Arizona Industrial Development Authority, 5.00%, due 11/1/29	1.6%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	96.2%
Commercial Paper	1.2%
Corporate Bonds	0.5%
Other Assets, Less Liabilities	2.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Illinois, 3.50%-5.00%, due 11/1/24-6/1/31	3.5%
Black Belt Energy Gas District, 3.89%-5.50%, due 6/1/25-11/1/53	2.9%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/25-10/1/26	2.5%
State of Washington, (zero coupon)-5.00%, due 7/1/26-12/1/26	2.3%
Commonwealth of Pennsylvania, 3.20%-5.00%, due 3/1/29-8/15/29	1.9%
Arizona Health Facilities Authority, 3.49%, due 1/1/46	1.8%
City of Dallas, 5.00%, due 2/15/26	1.8%
Central Texas Turnpike System, (zero coupon)-5.00%, due 8/15/25-8/15/31	1.7%
City of Detroit, 3.853%, due 7/1/32	1.6%
Arizona Industrial Development Authority, 5.00%, due 11/1/29	1.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Short Term Municipal Fund” to “NYLI MacKay Short Term Muni Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Short Term Municipal Fund” to “NYLI MacKay Short Term Muni Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087380 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Short Term Muni Fund (formerly known as MainStay MacKay Short Term Municipal Fund)
Class Name	Class I
Trading Symbol	MSTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$41	0.40%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%	[62]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg 3-Year Municipal Bond Index was primarily affected by security selection. Out-of-Index exposure to longer-dated bonds bolstered relative returns, while underweight exposure to higher-coupon bonds detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Allocation to IDR/PCR holdings, driven by security selection	Contributed
Credit rating	Overweight allocation to credits rated A, boosted by security selection	Contributed
Maturity	Overweight allocation to out-of-Index bonds maturing beyond 4 years	Contributed
Geographic	Underweight exposure to holdings from the State of New York, diminished by security selection	Detracted
Coupon	Overweight allocation to 5+% coupon bonds, primarily due to yield curve positioning	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 1, 2015, the Fund changed, among other things, its investment objective and principal investment strategies. Effective May 22, 2018, the Fund made further changes to, among other things, its principal investment strategies. Effective February 28, 2019, the Fund changed its investment objective. The past performance in the graph and table reflects the Fund's prior investment objectives and principal investment strategies, as applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/2/1991	5.84%	1.24%	1.33%
Bloomberg Municipal Bond Index[1]		9.70%	1.05%	2.30%
Bloomberg 3-Year Municipal Bond Index[2]		5.43%	1.12%	1.32%
Morningstar Muni National Short Category Average[3]		5.42%	1.21%	1.19%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 3-Year Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

3.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 1991
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 3-Year Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 802,247,226
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 2,636,208
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$802,247,226%
Total number of portfolio holdings	$240%
Total advisory fees paid	$2,636,208%
Portfolio turnover rate	$48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 3.50%-5.00%, due 11/1/24-6/1/31	3.5%
Black Belt Energy Gas District, 3.89%-5.50%, due 6/1/25-11/1/53	2.9%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/25-10/1/26	2.5%
State of Washington, (zero coupon)-5.00%, due 7/1/26-12/1/26	2.3%
Commonwealth of Pennsylvania, 3.20%-5.00%, due 3/1/29-8/15/29	1.9%
Arizona Health Facilities Authority, 3.49%, due 1/1/46	1.8%
City of Dallas, 5.00%, due 2/15/26	1.8%
Central Texas Turnpike System, (zero coupon)-5.00%, due 8/15/25-8/15/31	1.7%
City of Detroit, 3.853%, due 7/1/32	1.6%
Arizona Industrial Development Authority, 5.00%, due 11/1/29	1.6%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	96.2%
Commercial Paper	1.2%
Corporate Bonds	0.5%
Other Assets, Less Liabilities	2.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Illinois, 3.50%-5.00%, due 11/1/24-6/1/31	3.5%
Black Belt Energy Gas District, 3.89%-5.50%, due 6/1/25-11/1/53	2.9%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/25-10/1/26	2.5%
State of Washington, (zero coupon)-5.00%, due 7/1/26-12/1/26	2.3%
Commonwealth of Pennsylvania, 3.20%-5.00%, due 3/1/29-8/15/29	1.9%
Arizona Health Facilities Authority, 3.49%, due 1/1/46	1.8%
City of Dallas, 5.00%, due 2/15/26	1.8%
Central Texas Turnpike System, (zero coupon)-5.00%, due 8/15/25-8/15/31	1.7%
City of Detroit, 3.853%, due 7/1/32	1.6%
Arizona Industrial Development Authority, 5.00%, due 11/1/29	1.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Short Term Municipal Fund” to “NYLI MacKay Short Term Muni Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Short Term Municipal Fund” to “NYLI MacKay Short Term Muni Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000195140 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Short Term Muni Fund(formerly known as MainStay MacKay Short Term Municipal Fund)
Class Name	Class R6
Trading Symbol	MSTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg 3-Year Municipal Bond Index was primarily affected by security selection. Out-of-Index exposure to longer-dated bonds bolstered relative returns, while underweight exposure to higher-coupon bonds detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Allocation to IDR/PCR holdings, driven by security selection	Contributed
Credit rating	Overweight allocation to credits rated A, boosted by security selection	Contributed
Maturity	Overweight allocation to out-of-Index bonds maturing beyond 4 years	Contributed
Geographic	Underweight exposure to holdings from the State of New York, diminished by security selection	Detracted
Coupon	Overweight allocation to 5+% coupon bonds, primarily due to yield curve positioning	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class R6 Shares	5/2/2022	5.97%	2.76%
Bloomberg Municipal Bond Index[1]		9.70%	3.05%
Bloomberg 3-Year Municipal Bond Index[2]		5.43%	2.63%
Morningstar Muni National Short Category Average[3]		5.42%	2.75%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 3-Year Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

3.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 02, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 3-Year Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 802,247,226
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 2,636,208
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$802,247,226%
Total number of portfolio holdings	$240%
Total advisory fees paid	$2,636,208%
Portfolio turnover rate	$48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 3.50%-5.00%, due 11/1/24-6/1/31	3.5%
Black Belt Energy Gas District, 3.89%-5.50%, due 6/1/25-11/1/53	2.9%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/25-10/1/26	2.5%
State of Washington, (zero coupon)-5.00%, due 7/1/26-12/1/26	2.3%
Commonwealth of Pennsylvania, 3.20%-5.00%, due 3/1/29-8/15/29	1.9%
Arizona Health Facilities Authority, 3.49%, due 1/1/46	1.8%
City of Dallas, 5.00%, due 2/15/26	1.8%
Central Texas Turnpike System, (zero coupon)-5.00%, due 8/15/25-8/15/31	1.7%
City of Detroit, 3.853%, due 7/1/32	1.6%
Arizona Industrial Development Authority, 5.00%, due 11/1/29	1.6%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	96.2%
Commercial Paper	1.2%
Corporate Bonds	0.5%
Other Assets, Less Liabilities	2.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Illinois, 3.50%-5.00%, due 11/1/24-6/1/31	3.5%
Black Belt Energy Gas District, 3.89%-5.50%, due 6/1/25-11/1/53	2.9%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/25-10/1/26	2.5%
State of Washington, (zero coupon)-5.00%, due 7/1/26-12/1/26	2.3%
Commonwealth of Pennsylvania, 3.20%-5.00%, due 3/1/29-8/15/29	1.9%
Arizona Health Facilities Authority, 3.49%, due 1/1/46	1.8%
City of Dallas, 5.00%, due 2/15/26	1.8%
Central Texas Turnpike System, (zero coupon)-5.00%, due 8/15/25-8/15/31	1.7%
City of Detroit, 3.853%, due 7/1/32	1.6%
Arizona Industrial Development Authority, 5.00%, due 11/1/29	1.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Short Term Municipal Fund” to “NYLI MacKay Short Term Muni Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Short Term Municipal Fund” to “NYLI MacKay Short Term Muni Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087378 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Short Term Muni Fund(formerly known as MainStay MacKay Short Term Municipal Fund)
Class Name	Investor Class
Trading Symbol	MYTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$101	0.99%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.99%	[63]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg 3-Year Municipal Bond Index was primarily affected by security selection. Out-of-Index exposure to longer-dated bonds bolstered relative returns, while underweight exposure to higher-coupon bonds detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Allocation to IDR/PCR holdings, driven by security selection	Contributed
Credit rating	Overweight allocation to credits rated A, boosted by security selection	Contributed
Maturity	Overweight allocation to out-of-Index bonds maturing beyond 4 years	Contributed
Geographic	Underweight exposure to holdings from the State of New York, diminished by security selection	Detracted
Coupon	Overweight allocation to 5+% coupon bonds, primarily due to yield curve positioning	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 1, 2015, the Fund changed, among other things, its investment objective and principal investment strategies. Effective May 22, 2018, the Fund made further changes to, among other things, its principal investment strategies. Effective February 28, 2019, the Fund changed its investment objective. The past performance in the graph and table reflects the Fund's prior investment objectives and principal investment strategies, as applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	4.79%	0.46%	0.38%
Investor Class Shares - Excluding sales charges		5.32%	0.66%	0.68%
Bloomberg Municipal Bond Index[1]		9.70%	1.05%	2.30%
Bloomberg 3-Year Municipal Bond Index[2]		5.43%	1.12%	1.32%
Morningstar Muni National Short Category Average[3]		5.42%	1.21%	1.19%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 3-Year Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

3.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 3-Year Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 802,247,226
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 2,636,208
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$802,247,226%
Total number of portfolio holdings	$240%
Total advisory fees paid	$2,636,208%
Portfolio turnover rate	$48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 3.50%-5.00%, due 11/1/24-6/1/31	3.5%
Black Belt Energy Gas District, 3.89%-5.50%, due 6/1/25-11/1/53	2.9%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/25-10/1/26	2.5%
State of Washington, (zero coupon)-5.00%, due 7/1/26-12/1/26	2.3%
Commonwealth of Pennsylvania, 3.20%-5.00%, due 3/1/29-8/15/29	1.9%
Arizona Health Facilities Authority, 3.49%, due 1/1/46	1.8%
City of Dallas, 5.00%, due 2/15/26	1.8%
Central Texas Turnpike System, (zero coupon)-5.00%, due 8/15/25-8/15/31	1.7%
City of Detroit, 3.853%, due 7/1/32	1.6%
Arizona Industrial Development Authority, 5.00%, due 11/1/29	1.6%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	96.2%
Commercial Paper	1.2%
Corporate Bonds	0.5%
Other Assets, Less Liabilities	2.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Illinois, 3.50%-5.00%, due 11/1/24-6/1/31	3.5%
Black Belt Energy Gas District, 3.89%-5.50%, due 6/1/25-11/1/53	2.9%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/25-10/1/26	2.5%
State of Washington, (zero coupon)-5.00%, due 7/1/26-12/1/26	2.3%
Commonwealth of Pennsylvania, 3.20%-5.00%, due 3/1/29-8/15/29	1.9%
Arizona Health Facilities Authority, 3.49%, due 1/1/46	1.8%
City of Dallas, 5.00%, due 2/15/26	1.8%
Central Texas Turnpike System, (zero coupon)-5.00%, due 8/15/25-8/15/31	1.7%
City of Detroit, 3.853%, due 7/1/32	1.6%
Arizona Industrial Development Authority, 5.00%, due 11/1/29	1.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Short Term Municipal Fund” to “NYLI MacKay Short Term Muni Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Short Term Municipal Fund” to “NYLI MacKay Short Term Muni Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087394 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC International Research Equity Fund (formerly known as MainStay WMC International Research Equity Fund)
Class Name	Class A
Trading Symbol	MYITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC International Research Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$127	1.14%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.14%	[64]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI ACWI®ex USA Index (Net), was primarily affected by security selection and sector allocation. Security selection in the real estate sector made the strongest positive contribution, while selection within financials detracted most.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Real estate	Security selection	Contributed
Communication services	Security selection	Contributed
Consumer discretionary	Underweight allocation to a lagging sector	Contributed
Financials	Security selection	Detracted
Materials	Security selection	Detracted
Consumer staples	Overweight allocation to a lagging sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	9/28/2007	17.06%	2.83%	1.73%
Class A Shares - Excluding sales charges		23.87%	4.00%	2.30%
MSCI EAFE® Index (Net)[1]		22.97%%	6.24%%	5.27%%
MSCI ACWI® ex USA Index (Net)[2]		24.33%%	5.78%%	4.79%%
Morningstar Foreign Large Blend Category Average[3]		22.46%%	6.00%%	4.98%%
1.
In accordance with new regulatory requirements, the Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, as a replacement for the MSCI ACWI® ex USA Index (Net). The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The MSCI ACWI® ex USA Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

3.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 28, 2007
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, as a replacement for the MSCI ACWI® ex USA Index (Net). The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 203,961,827
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 1,114,681
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$203,961,827%
Total number of portfolio holdings	$185%
Total advisory fees paid	$1,114,681%
Portfolio turnover rate	$101%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
Unilever plc	2.4%
Tencent Holdings Ltd.	2.1%
AIA Group Ltd.	2.0%
Shell plc	1.9%
Novo Nordisk A/S, Class B	1.9%
Haleon plc	1.7%
TotalEnergies SE	1.7%
Sony Group Corp.	1.5%
ASML Holding NV	1.4%
* Excluding short-term investments
Top Countries
Japan	15.9%
United Kingdom	12.9%
France	10.1%
United States	7.3%
Germany	7.2%
China	6.4%
Taiwan	5.1%
Australia	3.3%
Canada	3.3%
Netherlands	3.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
Unilever plc	2.4%
Tencent Holdings Ltd.	2.1%
AIA Group Ltd.	2.0%
Shell plc	1.9%
Novo Nordisk A/S, Class B	1.9%
Haleon plc	1.7%
TotalEnergies SE	1.7%
Sony Group Corp.	1.5%
ASML Holding NV	1.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC International Research Equity Fund” to “NYLI WMC International Research Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC International Research Equity Fund” to “NYLI WMC International Research Equity Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087395 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC International Research Equity Fund (formerly known as MainStay WMC International Research Equity Fund)
Class Name	Class C
Trading Symbol	MYICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC International Research Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$254	2.28%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 254
Expense Ratio, Percent	2.28%	[65]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI ACWI®ex USA Index (Net), was primarily affected by security selection and sector allocation. Security selection in the real estate sector made the strongest positive contribution, while selection within financials detracted most.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Real estate	Security selection	Contributed
Communication services	Security selection	Contributed
Consumer discretionary	Underweight allocation to a lagging sector	Contributed
Financials	Security selection	Detracted
Materials	Security selection	Detracted
Consumer staples	Overweight allocation to a lagging sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/28/2007	21.31%	2.87%	1.31%
Class C Shares - Excluding sales charges		22.31%	2.87%	1.31%
MSCI EAFE® Index (Net)[1]		22.97%%	6.24%%	5.27%%
MSCI ACWI® ex USA Index (Net)[2]		24.33%%	5.78%%	4.79%%
Morningstar Foreign Large Blend Category Average[3]		22.46%%	6.00%%	4.98%%
1.
In accordance with new regulatory requirements, the Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, as a replacement for the MSCI ACWI® ex USA Index (Net). The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The MSCI ACWI® ex USA Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

3.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 28, 2007
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, as a replacement for the MSCI ACWI® ex USA Index (Net). The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 203,961,827
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 1,114,681
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$203,961,827%
Total number of portfolio holdings	$185%
Total advisory fees paid	$1,114,681%
Portfolio turnover rate	$101%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
Unilever plc	2.4%
Tencent Holdings Ltd.	2.1%
AIA Group Ltd.	2.0%
Shell plc	1.9%
Novo Nordisk A/S, Class B	1.9%
Haleon plc	1.7%
TotalEnergies SE	1.7%
Sony Group Corp.	1.5%
ASML Holding NV	1.4%
* Excluding short-term investments
Top Countries
Japan	15.9%
United Kingdom	12.9%
France	10.1%
United States	7.3%
Germany	7.2%
China	6.4%
Taiwan	5.1%
Australia	3.3%
Canada	3.3%
Netherlands	3.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
Unilever plc	2.4%
Tencent Holdings Ltd.	2.1%
AIA Group Ltd.	2.0%
Shell plc	1.9%
Novo Nordisk A/S, Class B	1.9%
Haleon plc	1.7%
TotalEnergies SE	1.7%
Sony Group Corp.	1.5%
ASML Holding NV	1.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC International Research Equity Fund” to “NYLI WMC International Research Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC International Research Equity Fund” to “NYLI WMC International Research Equity Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087396 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC International Research Equity Fund (formerly known as MainStay WMC International Research Equity Fund)
Class Name	Class I
Trading Symbol	MYIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC International Research Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$96	0.86%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.86%	[66]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI ACWI®ex USA Index (Net), was primarily affected by security selection and sector allocation. Security selection in the real estate sector made the strongest positive contribution, while selection within financials detracted most.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Real estate	Security selection	Contributed
Communication services	Security selection	Contributed
Consumer discretionary	Underweight allocation to a lagging sector	Contributed
Financials	Security selection	Detracted
Materials	Security selection	Detracted
Consumer staples	Overweight allocation to a lagging sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	9/28/2007	24.21%	4.27%	2.58%
MSCI EAFE® Index (Net)[1]		22.97%%	6.24%%	5.27%%
MSCI ACWI® ex USA Index (Net)[2]		24.33%%	5.78%%	4.79%%
Morningstar Foreign Large Blend Category Average[3]		22.46%%	6.00%%	4.98%%
1.
In accordance with new regulatory requirements, the Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, as a replacement for the MSCI ACWI® ex USA Index (Net). The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The MSCI ACWI® ex USA Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

3.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 28, 2007
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, as a replacement for the MSCI ACWI® ex USA Index (Net). The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 203,961,827
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 1,114,681
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$203,961,827%
Total number of portfolio holdings	$185%
Total advisory fees paid	$1,114,681%
Portfolio turnover rate	$101%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
Unilever plc	2.4%
Tencent Holdings Ltd.	2.1%
AIA Group Ltd.	2.0%
Shell plc	1.9%
Novo Nordisk A/S, Class B	1.9%
Haleon plc	1.7%
TotalEnergies SE	1.7%
Sony Group Corp.	1.5%
ASML Holding NV	1.4%
* Excluding short-term investments
Top Countries
Japan	15.9%
United Kingdom	12.9%
France	10.1%
United States	7.3%
Germany	7.2%
China	6.4%
Taiwan	5.1%
Australia	3.3%
Canada	3.3%
Netherlands	3.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
Unilever plc	2.4%
Tencent Holdings Ltd.	2.1%
AIA Group Ltd.	2.0%
Shell plc	1.9%
Novo Nordisk A/S, Class B	1.9%
Haleon plc	1.7%
TotalEnergies SE	1.7%
Sony Group Corp.	1.5%
ASML Holding NV	1.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC International Research Equity Fund” to “NYLI WMC International Research Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC International Research Equity Fund” to “NYLI WMC International Research Equity Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087393 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC International Research Equity Fund (formerly known as MainStay WMC International Research Equity Fund)
Class Name	Investor Class
Trading Symbol	MYINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC International Research Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$171	1.53%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.53%	[67]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI ACWI®ex USA Index (Net), was primarily affected by security selection and sector allocation. Security selection in the real estate sector made the strongest positive contribution, while selection within financials detracted most.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Real estate	Security selection	Contributed
Communication services	Security selection	Contributed
Consumer discretionary	Underweight allocation to a lagging sector	Contributed
Financials	Security selection	Detracted
Materials	Security selection	Detracted
Consumer staples	Overweight allocation to a lagging sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	17.10%	2.48%	1.49%
Investor Class Shares - Excluding sales charges		23.26%	3.65%	2.06%
MSCI EAFE® Index (Net)[1]		22.97%%	6.24%%	5.27%%
MSCI ACWI® ex USA Index (Net)[2]		24.33%%	5.78%%	4.79%%
Morningstar Foreign Large Blend Category Average[3]		22.46%%	6.00%%	4.98%%
1.
In accordance with new regulatory requirements, the Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, as a replacement for the MSCI ACWI® ex USA Index (Net). The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The MSCI ACWI® ex USA Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

3.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, as a replacement for the MSCI ACWI® ex USA Index (Net). The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 203,961,827
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 1,114,681
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$203,961,827%
Total number of portfolio holdings	$185%
Total advisory fees paid	$1,114,681%
Portfolio turnover rate	$101%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
Unilever plc	2.4%
Tencent Holdings Ltd.	2.1%
AIA Group Ltd.	2.0%
Shell plc	1.9%
Novo Nordisk A/S, Class B	1.9%
Haleon plc	1.7%
TotalEnergies SE	1.7%
Sony Group Corp.	1.5%
ASML Holding NV	1.4%
* Excluding short-term investments
Top Countries
Japan	15.9%
United Kingdom	12.9%
France	10.1%
United States	7.3%
Germany	7.2%
China	6.4%
Taiwan	5.1%
Australia	3.3%
Canada	3.3%
Netherlands	3.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
Unilever plc	2.4%
Tencent Holdings Ltd.	2.1%
AIA Group Ltd.	2.0%
Shell plc	1.9%
Novo Nordisk A/S, Class B	1.9%
Haleon plc	1.7%
TotalEnergies SE	1.7%
Sony Group Corp.	1.5%
ASML Holding NV	1.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC International Research Equity Fund” to “NYLI WMC International Research Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC International Research Equity Fund” to “NYLI WMC International Research Equity Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000112258 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Balanced Fund (formerly known as MainStay Balanced Fund)
Class Name	Class A
Trading Symbol	MBNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$116	1.06%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Relative to the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2024, was affected by security selection and sector allocation on the equity side, and primarily by sector allocation on the fixed-income side. Among equities, key selection factors are shown in the table below, while from an allocation perspective, overweight exposure to the materials sector bolstered relative returns and overweight exposure to health care detracted. On the fixed-income side, the Fund held overweight positions in asset-backed securities, commercial mortgage-backed securities, mortgage-backed securities and corporates, facilitated by underweight positions in the U.S. Treasury and government agency sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Information technology	Security selection	Contributed
Communication services	Security selection	Contributed
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted
Fixed Income
Corporate securities	Overweight allocation to a leading sector	Contributed
Asset-backed securities	Overweight allocation to a leading sector	Contributed
U.S. Treasury sector	Underweight allocation to a leading sector	Detracted
Yield curve and duration positioning	Relatively short duration in the 2-year part of the curve, while simultaneously holding a relatively long duration in the 10-year part of the curve.	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	15.17%	5.88%	5.19%
Class A Shares - Excluding sales charges		18.73%	7.08%	5.78%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Value Index[2]		30.98%%	10.14%%	8.87%%
Bloomberg U.S. Intermediate Government/Credit Bond Index[3]		8.20%%	0.85%%	1.73%%
Balanced Composite Index[4]		21.48%%	6.71%%	6.25%%
Morningstar Moderate Allocation Category Average[5]		22.70%%	7.42%%	6.57%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar denominated U.S. treasuries, government related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

4.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 456,020,967
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 2,900,825
Investment Company Portfolio Turnover	230.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$456,020,967%
Total number of portfolio holdings	$260%
Total advisory fees paid	$2,900,825%
Portfolio turnover rate	$230%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-3.875%, due 6/30/25-8/15/34	16.8%
JPMorgan Chase & Co.	2.8%
Vanguard Intermediate-Term Treasury ETF	2.5%
UnitedHealth Group, Inc.	2.2%
iShares Intermediate Government/Credit Bond ETF	2.2%
Vanguard Russell 1000 Value	1.8%
Johnson & Johnson	1.7%
Cisco Systems, Inc.	1.5%
iShares Russell 1000 Value ETF	1.4%
Morgan Stanley	1.4%
* Excluding short-term investments
Portfolio Composition
Common Stocks	58.6%
U.S. Government & Federal Agencies	16.9%
Corporate Bonds	13.6%
Exchange-Traded Funds	7.8%
Short-Term Investments	3.1%
Asset-Backed Securities	0.9%
Mortgage-Backed Securities	0.5%
Foreign Government Bond	0.1%
Other Assets, Less Liabilities	(1.5)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-3.875%, due 6/30/25-8/15/34	16.8%
JPMorgan Chase & Co.	2.8%
Vanguard Intermediate-Term Treasury ETF	2.5%
UnitedHealth Group, Inc.	2.2%
iShares Intermediate Government/Credit Bond ETF	2.2%
Vanguard Russell 1000 Value	1.8%
Johnson & Johnson	1.7%
Cisco Systems, Inc.	1.5%
iShares Russell 1000 Value ETF	1.4%
Morgan Stanley	1.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Balanced Fund” to “NYLI Balanced Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Balanced Fund” to “NYLI Balanced Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000112259 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Balanced Fund (formerly known as MainStay Balanced Fund)
Class Name	Class B
Trading Symbol	MBNBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since November 1, 2023.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class B	$225	2.07%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	2.07%	[68]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Relative to the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2024, was affected by security selection and sector allocation on the equity side, and primarily by sector allocation on the fixed-income side. Among equities, key selection factors are shown in the table below, while from an allocation perspective, overweight exposure to the materials sector bolstered relative returns and overweight exposure to health care detracted. On the fixed-income side, the Fund held overweight positions in asset-backed securities, commercial mortgage-backed securities, mortgage-backed securities and corporates, facilitated by underweight positions in the U.S. Treasury and government agency sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Information technology	Security selection	Contributed
Communication services	Security selection	Contributed
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted
Fixed Income
Corporate securities	Overweight allocation to a leading sector	Contributed
Asset-backed securities	Overweight allocation to a leading sector	Contributed
U.S. Treasury sector	Underweight allocation to a leading sector	Detracted
Yield curve and duration positioning	Relatively short duration in the 2-year part of the curve, while simultaneously holding a relatively long duration in the 10-year part of the curve.	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class B Shares - Including sales charges	1/2/2004	12.56%	5.70%	4.77%
Class B Shares - Excluding sales charges		17.56%	6.01%	4.77%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Value Index[2]		30.98%%	10.14%%	8.87%%
Bloomberg U.S. Intermediate Government/Credit Bond Index[3]		8.20%%	0.85%%	1.73%%
Balanced Composite Index[4]		21.48%%	6.71%%	6.25%%
Morningstar Moderate Allocation Category Average[5]		22.70%%	7.42%%	6.57%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar denominated U.S. treasuries, government related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

4.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 456,020,967
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 2,900,825
Investment Company Portfolio Turnover	230.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$456,020,967%
Total number of portfolio holdings	$260%
Total advisory fees paid	$2,900,825%
Portfolio turnover rate	$230%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-3.875%, due 6/30/25-8/15/34	16.8%
JPMorgan Chase & Co.	2.8%
Vanguard Intermediate-Term Treasury ETF	2.5%
UnitedHealth Group, Inc.	2.2%
iShares Intermediate Government/Credit Bond ETF	2.2%
Vanguard Russell 1000 Value	1.8%
Johnson & Johnson	1.7%
Cisco Systems, Inc.	1.5%
iShares Russell 1000 Value ETF	1.4%
Morgan Stanley	1.4%
* Excluding short-term investments
Portfolio Composition
Common Stocks	58.6%
U.S. Government & Federal Agencies	16.9%
Corporate Bonds	13.6%
Exchange-Traded Funds	7.8%
Short-Term Investments	3.1%
Asset-Backed Securities	0.9%
Mortgage-Backed Securities	0.5%
Foreign Government Bond	0.1%
Other Assets, Less Liabilities	(1.5)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-3.875%, due 6/30/25-8/15/34	16.8%
JPMorgan Chase & Co.	2.8%
Vanguard Intermediate-Term Treasury ETF	2.5%
UnitedHealth Group, Inc.	2.2%
iShares Intermediate Government/Credit Bond ETF	2.2%
Vanguard Russell 1000 Value	1.8%
Johnson & Johnson	1.7%
Cisco Systems, Inc.	1.5%
iShares Russell 1000 Value ETF	1.4%
Morgan Stanley	1.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Balanced Fund” to “NYLI Balanced Fund.” The Fund’s name change will not impact the management of the Fund.
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A shares or Investor Class shares, based on shareholder eligibility. Class B shareholders of the Fund will receive Class A shares of the Fund if they hold at least $15,000 of Class B shares of the Fund on or around February 28, 2025; otherwise, Class B shareholders of the Fund will receive Investor Class shares of the relevant Fund. The accelerated conversion of Class B shares of the Fund is expected to occur on or about February 28, 2025.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Balanced Fund” to “NYLI Balanced Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000112260 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Balanced Fund (formerly known as MainStay Balanced Fund)
Class Name	Class C
Trading Symbol	MBACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$225	2.07%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	2.07%	[69]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Relative to the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2024, was affected by security selection and sector allocation on the equity side, and primarily by sector allocation on the fixed-income side. Among equities, key selection factors are shown in the table below, while from an allocation perspective, overweight exposure to the materials sector bolstered relative returns and overweight exposure to health care detracted. On the fixed-income side, the Fund held overweight positions in asset-backed securities, commercial mortgage-backed securities, mortgage-backed securities and corporates, facilitated by underweight positions in the U.S. Treasury and government agency sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Information technology	Security selection	Contributed
Communication services	Security selection	Contributed
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted
Fixed Income
Corporate securities	Overweight allocation to a leading sector	Contributed
Asset-backed securities	Overweight allocation to a leading sector	Contributed
U.S. Treasury sector	Underweight allocation to a leading sector	Detracted
Yield curve and duration positioning	Relatively short duration in the 2-year part of the curve, while simultaneously holding a relatively long duration in the 10-year part of the curve.	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	12/30/2002	16.57%	6.01%	4.77%
Class C Shares - Excluding sales charges		17.57%	6.01%	4.77%
Russell 3000® Index[1]		37.86%	14.60%	12.44%
Russell 1000® Value Index[2]		30.98%	10.14%	8.87%
Bloomberg U.S. Intermediate Government/Credit Bond Index[3]		8.20%	0.85%	1.73%
Balanced Composite Index[4]		21.48%	6.71%	6.25%
Morningstar Moderate Allocation Category Average[5]		22.70%	7.42%	6.57%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar denominated U.S. treasuries, government related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

4.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 30, 2002
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 456,020,967
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 2,900,825
Investment Company Portfolio Turnover	230.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$456,020,967%
Total number of portfolio holdings	$260%
Total advisory fees paid	$2,900,825%
Portfolio turnover rate	$230%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-3.875%, due 6/30/25-8/15/34	16.8%
JPMorgan Chase & Co.	2.8%
Vanguard Intermediate-Term Treasury ETF	2.5%
UnitedHealth Group, Inc.	2.2%
iShares Intermediate Government/Credit Bond ETF	2.2%
Vanguard Russell 1000 Value	1.8%
Johnson & Johnson	1.7%
Cisco Systems, Inc.	1.5%
iShares Russell 1000 Value ETF	1.4%
Morgan Stanley	1.4%
* Excluding short-term investments
Portfolio Composition
Common Stocks	58.6%
U.S. Government & Federal Agencies	16.9%
Corporate Bonds	13.6%
Exchange-Traded Funds	7.8%
Short-Term Investments	3.1%
Asset-Backed Securities	0.9%
Mortgage-Backed Securities	0.5%
Foreign Government Bond	0.1%
Other Assets, Less Liabilities	(1.5)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-3.875%, due 6/30/25-8/15/34	16.8%
JPMorgan Chase & Co.	2.8%
Vanguard Intermediate-Term Treasury ETF	2.5%
UnitedHealth Group, Inc.	2.2%
iShares Intermediate Government/Credit Bond ETF	2.2%
Vanguard Russell 1000 Value	1.8%
Johnson & Johnson	1.7%
Cisco Systems, Inc.	1.5%
iShares Russell 1000 Value ETF	1.4%
Morgan Stanley	1.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Balanced Fund” to “NYLI Balanced Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Balanced Fund” to “NYLI Balanced Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000112261 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Balanced Fund (formerly known as MainStay Balanced Fund)
Class Name	Class I
Trading Symbol	MBAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$89	0.81%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Relative to the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2024, was affected by security selection and sector allocation on the equity side, and primarily by sector allocation on the fixed-income side. Among equities, key selection factors are shown in the table below, while from an allocation perspective, overweight exposure to the materials sector bolstered relative returns and overweight exposure to health care detracted. On the fixed-income side, the Fund held overweight positions in asset-backed securities, commercial mortgage-backed securities, mortgage-backed securities and corporates, facilitated by underweight positions in the U.S. Treasury and government agency sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Information technology	Security selection	Contributed
Communication services	Security selection	Contributed
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted
Fixed Income
Corporate securities	Overweight allocation to a leading sector	Contributed
Asset-backed securities	Overweight allocation to a leading sector	Contributed
U.S. Treasury sector	Underweight allocation to a leading sector	Detracted
Yield curve and duration positioning	Relatively short duration in the 2-year part of the curve, while simultaneously holding a relatively long duration in the 10-year part of the curve.	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	5/1/1989	19.02%	7.35%	6.05%
Russell 3000® Index[1]		37.86%	14.60%	12.44%
Russell 1000® Value Index[2]		30.98%	10.14%	8.87%
Bloomberg U.S. Intermediate Government/Credit Bond Index[3]		8.20%	0.85%	1.73%
Balanced Composite Index[4]		21.48%	6.71%	6.25%
Morningstar Moderate Allocation Category Average[5]		22.70%	7.42%	6.57%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar denominated U.S. treasuries, government related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

4.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 1989
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 456,020,967
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 2,900,825
Investment Company Portfolio Turnover	230.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$456,020,967%
Total number of portfolio holdings	$260%
Total advisory fees paid	$2,900,825%
Portfolio turnover rate	$230%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-3.875%, due 6/30/25-8/15/34	16.8%
JPMorgan Chase & Co.	2.8%
Vanguard Intermediate-Term Treasury ETF	2.5%
UnitedHealth Group, Inc.	2.2%
iShares Intermediate Government/Credit Bond ETF	2.2%
Vanguard Russell 1000 Value	1.8%
Johnson & Johnson	1.7%
Cisco Systems, Inc.	1.5%
iShares Russell 1000 Value ETF	1.4%
Morgan Stanley	1.4%
* Excluding short-term investments
Portfolio Composition
Common Stocks	58.6%
U.S. Government & Federal Agencies	16.9%
Corporate Bonds	13.6%
Exchange-Traded Funds	7.8%
Short-Term Investments	3.1%
Asset-Backed Securities	0.9%
Mortgage-Backed Securities	0.5%
Foreign Government Bond	0.1%
Other Assets, Less Liabilities	(1.5)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-3.875%, due 6/30/25-8/15/34	16.8%
JPMorgan Chase & Co.	2.8%
Vanguard Intermediate-Term Treasury ETF	2.5%
UnitedHealth Group, Inc.	2.2%
iShares Intermediate Government/Credit Bond ETF	2.2%
Vanguard Russell 1000 Value	1.8%
Johnson & Johnson	1.7%
Cisco Systems, Inc.	1.5%
iShares Russell 1000 Value ETF	1.4%
Morgan Stanley	1.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Balanced Fund” to “NYLI Balanced Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Balanced Fund” to “NYLI Balanced Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000185940 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Balanced Fund (formerly known as MainStay Balanced Fund)
Class Name	Class R6
Trading Symbol	MBERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$79	0.72%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Relative to the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2024, was affected by security selection and sector allocation on the equity side, and primarily by sector allocation on the fixed-income side. Among equities, key selection factors are shown in the table below, while from an allocation perspective, overweight exposure to the materials sector bolstered relative returns and overweight exposure to health care detracted. On the fixed-income side, the Fund held overweight positions in asset-backed securities, commercial mortgage-backed securities, mortgage-backed securities and corporates, facilitated by underweight positions in the U.S. Treasury and government agency sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Information technology	Security selection	Contributed
Communication services	Security selection	Contributed
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted
Fixed Income
Corporate securities	Overweight allocation to a leading sector	Contributed
Asset-backed securities	Overweight allocation to a leading sector	Contributed
U.S. Treasury sector	Underweight allocation to a leading sector	Detracted
Yield curve and duration positioning	Relatively short duration in the 2-year part of the curve, while simultaneously holding a relatively long duration in the 10-year part of the curve.	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	12/15/2017	19.14%	7.45%	6.23%
Russell 3000® Index[1]		37.86%	14.60%	12.88%
Russell 1000® Value Index[2]		30.98%	10.14%	8.80%
Bloomberg U.S. Intermediate Government/Credit Bond Index[3]		8.20%	0.85%	1.71%
Balanced Composite Index[4]		21.48%	6.71%	6.26%
Morningstar Moderate Allocation Category Average[5]		22.70%	7.42%	6.56%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar denominated U.S. treasuries, government related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

4.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 15, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 456,020,967
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 2,900,825
Investment Company Portfolio Turnover	230.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$456,020,967%
Total number of portfolio holdings	$260%
Total advisory fees paid	$2,900,825%
Portfolio turnover rate	$230%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-3.875%, due 6/30/25-8/15/34	16.8%
JPMorgan Chase & Co.	2.8%
Vanguard Intermediate-Term Treasury ETF	2.5%
UnitedHealth Group, Inc.	2.2%
iShares Intermediate Government/Credit Bond ETF	2.2%
Vanguard Russell 1000 Value	1.8%
Johnson & Johnson	1.7%
Cisco Systems, Inc.	1.5%
iShares Russell 1000 Value ETF	1.4%
Morgan Stanley	1.4%
* Excluding short-term investments
Portfolio Composition
Common Stocks	58.6%
U.S. Government & Federal Agencies	16.9%
Corporate Bonds	13.6%
Exchange-Traded Funds	7.8%
Short-Term Investments	3.1%
Asset-Backed Securities	0.9%
Mortgage-Backed Securities	0.5%
Foreign Government Bond	0.1%
Other Assets, Less Liabilities	(1.5)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-3.875%, due 6/30/25-8/15/34	16.8%
JPMorgan Chase & Co.	2.8%
Vanguard Intermediate-Term Treasury ETF	2.5%
UnitedHealth Group, Inc.	2.2%
iShares Intermediate Government/Credit Bond ETF	2.2%
Vanguard Russell 1000 Value	1.8%
Johnson & Johnson	1.7%
Cisco Systems, Inc.	1.5%
iShares Russell 1000 Value ETF	1.4%
Morgan Stanley	1.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Balanced Fund” to “NYLI Balanced Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Balanced Fund” to “NYLI Balanced Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000112265 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Balanced Fund (formerly known as MainStay Balanced Fund)
Class Name	Investor Class
Trading Symbol	MBINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$144	1.32%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.32%	[70]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Relative to the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2024, was affected by security selection and sector allocation on the equity side, and primarily by sector allocation on the fixed-income side. Among equities, key selection factors are shown in the table below, while from an allocation perspective, overweight exposure to the materials sector bolstered relative returns and overweight exposure to health care detracted. On the fixed-income side, the Fund held overweight positions in asset-backed securities, commercial mortgage-backed securities, mortgage-backed securities and corporates, facilitated by underweight positions in the U.S. Treasury and government agency sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Information technology	Security selection	Contributed
Communication services	Security selection	Contributed
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted
Fixed Income
Corporate securities	Overweight allocation to a leading sector	Contributed
Asset-backed securities	Overweight allocation to a leading sector	Contributed
U.S. Treasury sector	Underweight allocation to a leading sector	Detracted
Yield curve and duration positioning	Relatively short duration in the 2-year part of the curve, while simultaneously holding a relatively long duration in the 10-year part of the curve.	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	15.45%	5.61%	4.96%
Investor Class Shares - Excluding sales charges		18.41%	6.81%	5.56%
Russell 3000® Index[1]		37.86%	14.60%	12.44%
Russell 1000® Value Index[2]		30.98%	10.14%	8.87%
Bloomberg U.S. Intermediate Government/Credit Bond Index[3]		8.20%	0.85%	1.73%
Balanced Composite Index[4]		21.48%	6.71%	6.25%
Morningstar Moderate Allocation Category Average[5]		22.70%	7.42%	6.57%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar denominated U.S. treasuries, government related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

4.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

5.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 456,020,967
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 2,900,825
Investment Company Portfolio Turnover	230.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$456,020,967%
Total number of portfolio holdings	$260%
Total advisory fees paid	$2,900,825%
Portfolio turnover rate	$230%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-3.875%, due 6/30/25-8/15/34	16.8%
JPMorgan Chase & Co.	2.8%
Vanguard Intermediate-Term Treasury ETF	2.5%
UnitedHealth Group, Inc.	2.2%
iShares Intermediate Government/Credit Bond ETF	2.2%
Vanguard Russell 1000 Value	1.8%
Johnson & Johnson	1.7%
Cisco Systems, Inc.	1.5%
iShares Russell 1000 Value ETF	1.4%
Morgan Stanley	1.4%
* Excluding short-term investments
Portfolio Composition
Common Stocks	58.6%
U.S. Government & Federal Agencies	16.9%
Corporate Bonds	13.6%
Exchange-Traded Funds	7.8%
Short-Term Investments	3.1%
Asset-Backed Securities	0.9%
Mortgage-Backed Securities	0.5%
Foreign Government Bond	0.1%
Other Assets, Less Liabilities	(1.5)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 2.75%-3.875%, due 6/30/25-8/15/34	16.8%
JPMorgan Chase & Co.	2.8%
Vanguard Intermediate-Term Treasury ETF	2.5%
UnitedHealth Group, Inc.	2.2%
iShares Intermediate Government/Credit Bond ETF	2.2%
Vanguard Russell 1000 Value	1.8%
Johnson & Johnson	1.7%
Cisco Systems, Inc.	1.5%
iShares Russell 1000 Value ETF	1.4%
Morgan Stanley	1.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Balanced Fund” to “NYLI Balanced Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Balanced Fund” to “NYLI Balanced Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000112270 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Small Companies Fund (formerly known as MainStay WMC Small Companies Fund)
Class Name	Class A
Trading Symbol	MOPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Small Companies Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$142	1.21%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 2000® Index was primarily affected by security selection and sector allocation. Most notably, security selection in the information technology sector contributed positively, while selection in consumer discretionary detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Industrials	Security selection	Contributed
Consumer discretionary	Security selection	Detracted
Energy	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	28.58%	4.68%	4.36%
Class A Shares - Excluding sales charges		36.07%	5.87%	4.96%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 2000® Index[2]		34.07%%	8.50%%	7.94%%
Morningstar Small Blend Category Average[3]		30.66%%	9.41%%	7.89%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

3.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 299,580,509
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 2,163,335
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$299,580,509%
Total number of portfolio holdings	$143%
Total advisory fees paid	$2,163,335%
Portfolio turnover rate	$96%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
iShares Russell 2000 ETF	4.1%
Champion Homes, Inc.	2.4%
Enova International, Inc.	2.2%
MRC Global, Inc.	2.1%
TTM Technologies, Inc.	2.0%
Remitly Global, Inc.	2.0%
Greenbrier Cos., Inc. (The)	2.0%
Magnite, Inc.	1.9%
Hims & Hers Health, Inc.	1.9%
Macerich Co. (The)	1.9%
* Excluding short-term investments
Top Industries
Banks	9.5%
Biotechnology	9.1%
Financial Services	7.6%
Software	5.2%
Exchange–Traded Fund	4.1%
Household Durables	3.9%
Machinery	3.7%
Trading Companies & Distributors	3.7%
Hotels, Restaurants & Leisure	2.9%
Commercial Services & Supplies	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
iShares Russell 2000 ETF	4.1%
Champion Homes, Inc.	2.4%
Enova International, Inc.	2.2%
MRC Global, Inc.	2.1%
TTM Technologies, Inc.	2.0%
Remitly Global, Inc.	2.0%
Greenbrier Cos., Inc. (The)	2.0%
Magnite, Inc.	1.9%
Hims & Hers Health, Inc.	1.9%
Macerich Co. (The)	1.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Small Companies Fund” to “NYLI WMC Small Companies Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies to reflect that the Subadvisor uses a quantitative process to manage the Fund’s exposure to companies in the biotechnology and pharmaceutical industries.
The Fund also modified its Prospectus’ “Portfolio Management Risk” to describe the principal risks associated with quantitative screening.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Small Companies Fund” to “NYLI WMC Small Companies Fund.” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies to reflect that the Subadvisor uses a quantitative process to manage the Fund’s exposure to companies in the biotechnology and pharmaceutical industries.

Material Fund Change Risks Change [Text Block]	The Fund also modified its Prospectus’ “Portfolio Management Risk” to describe the principal risks associated with quantitative screening.
Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000112266 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Small Companies Fund (formerly known as MainStay WMC Small Companies Fund)
Class Name	Class B
Trading Symbol	MOTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Small Companies Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund since November 1, 2023.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class B	$262	2.23%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 262
Expense Ratio, Percent	2.23%	[71]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 2000® Index was primarily affected by security selection and sector allocation. Most notably, security selection in the information technology sector contributed positively, while selection in consumer discretionary detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Industrials	Security selection	Contributed
Consumer discretionary	Security selection	Detracted
Energy	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class B Shares - Including sales charges	1/2/2004	29.62%	4.50%	3.89%
Class B Shares - Excluding sales charges		34.62%	4.79%	3.89%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 2000® Index[2]		34.07%%	8.50%%	7.94%%
Morningstar Small Blend Category Average[3]		30.66%%	9.41%%	7.89%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

3.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 299,580,509
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 2,163,335
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$299,580,509%
Total number of portfolio holdings	$143%
Total advisory fees paid	$2,163,335%
Portfolio turnover rate	$96%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
iShares Russell 2000 ETF	4.1%
Champion Homes, Inc.	2.4%
Enova International, Inc.	2.2%
MRC Global, Inc.	2.1%
TTM Technologies, Inc.	2.0%
Remitly Global, Inc.	2.0%
Greenbrier Cos., Inc. (The)	2.0%
Magnite, Inc.	1.9%
Hims & Hers Health, Inc.	1.9%
Macerich Co. (The)	1.9%
* Excluding short-term investments
Top Industries
Banks	9.5%
Biotechnology	9.1%
Financial Services	7.6%
Software	5.2%
Exchange–Traded Fund	4.1%
Household Durables	3.9%
Machinery	3.7%
Trading Companies & Distributors	3.7%
Hotels, Restaurants & Leisure	2.9%
Commercial Services & Supplies	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
iShares Russell 2000 ETF	4.1%
Champion Homes, Inc.	2.4%
Enova International, Inc.	2.2%
MRC Global, Inc.	2.1%
TTM Technologies, Inc.	2.0%
Remitly Global, Inc.	2.0%
Greenbrier Cos., Inc. (The)	2.0%
Magnite, Inc.	1.9%
Hims & Hers Health, Inc.	1.9%
Macerich Co. (The)	1.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Small Companies Fund” to “NYLI WMC Small Companies Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies to reflect that the Subadvisor uses a quantitative process to manage the Fund’s exposure to companies in the biotechnology and pharmaceutical industries.
The Fund also modified its Prospectus’ “Portfolio Management Risk” to describe the principal risks associated with quantitative screening.
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A shares or Investor Class shares, based on shareholder eligibility. Class B shareholders of the Fund will receive Class A shares of the Fund if they hold at least $15,000 of Class B shares of the Fund on or around February 28, 2025; otherwise, Class B shareholders of the Fund will receive Investor Class shares of the relevant Fund. The accelerated conversion of Class B shares of the Fund is expected to occur on or about February 28, 2025.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Small Companies Fund” to “NYLI WMC Small Companies Fund.” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies to reflect that the Subadvisor uses a quantitative process to manage the Fund’s exposure to companies in the biotechnology and pharmaceutical industries.

Material Fund Change Risks Change [Text Block]	The Fund also modified its Prospectus’ “Portfolio Management Risk” to describe the principal risks associated with quantitative screening.
Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000112267 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Small Companies Fund (formerly known as MainStay WMC Small Companies Fund)
Class Name	Class C
Trading Symbol	MOPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Small Companies Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$261	2.23%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 261
Expense Ratio, Percent	2.23%	[72]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 2000® Index was primarily affected by security selection and sector allocation. Most notably, security selection in the information technology sector contributed positively, while selection in consumer discretionary detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Industrials	Security selection	Contributed
Consumer discretionary	Security selection	Detracted
Energy	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	12/30/2002	33.72%	4.82%	3.89%
Class C Shares - Excluding sales charges		34.72%	4.82%	3.89%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 2000® Index[2]		34.07%%	8.50%%	7.94%%
Morningstar Small Blend Category Average[3]		30.66%%	9.41%%	7.89%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

3.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 30, 2002
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 299,580,509
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 2,163,335
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$299,580,509%
Total number of portfolio holdings	$143%
Total advisory fees paid	$2,163,335%
Portfolio turnover rate	$96%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
iShares Russell 2000 ETF	4.1%
Champion Homes, Inc.	2.4%
Enova International, Inc.	2.2%
MRC Global, Inc.	2.1%
TTM Technologies, Inc.	2.0%
Remitly Global, Inc.	2.0%
Greenbrier Cos., Inc. (The)	2.0%
Magnite, Inc.	1.9%
Hims & Hers Health, Inc.	1.9%
Macerich Co. (The)	1.9%
* Excluding short-term investments
Top Industries
Banks	9.5%
Biotechnology	9.1%
Financial Services	7.6%
Software	5.2%
Exchange–Traded Fund	4.1%
Household Durables	3.9%
Machinery	3.7%
Trading Companies & Distributors	3.7%
Hotels, Restaurants & Leisure	2.9%
Commercial Services & Supplies	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
iShares Russell 2000 ETF	4.1%
Champion Homes, Inc.	2.4%
Enova International, Inc.	2.2%
MRC Global, Inc.	2.1%
TTM Technologies, Inc.	2.0%
Remitly Global, Inc.	2.0%
Greenbrier Cos., Inc. (The)	2.0%
Magnite, Inc.	1.9%
Hims & Hers Health, Inc.	1.9%
Macerich Co. (The)	1.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Small Companies Fund” to “NYLI WMC Small Companies Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies to reflect that the Subadvisor uses a quantitative process to manage the Fund’s exposure to companies in the biotechnology and pharmaceutical industries.
The Fund also modified its Prospectus’ “Portfolio Management Risk” to describe the principal risks associated with quantitative screening.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Small Companies Fund” to “NYLI WMC Small Companies Fund.” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies to reflect that the Subadvisor uses a quantitative process to manage the Fund’s exposure to companies in the biotechnology and pharmaceutical industries.

Material Fund Change Risks Change [Text Block]	The Fund also modified its Prospectus’ “Portfolio Management Risk” to describe the principal risks associated with quantitative screening.
Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000112268 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Small Companies Fund (formerly known as MainStay WMC Small Companies Fund)
Class Name	Class I
Trading Symbol	MOPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Small Companies Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$113	0.96%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 2000® Index was primarily affected by security selection and sector allocation. Most notably, security selection in the information technology sector contributed positively, while selection in consumer discretionary detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Industrials	Security selection	Contributed
Consumer discretionary	Security selection	Detracted
Energy	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/12/1987	36.38%	6.14%	5.21%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 2000® Index[2]		34.07%%	8.50%%	7.94%%
Morningstar Small Blend Category Average[3]		30.66%%	9.41%%	7.89%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

3.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 12, 1987
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 299,580,509
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 2,163,335
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$299,580,509%
Total number of portfolio holdings	$143%
Total advisory fees paid	$2,163,335%
Portfolio turnover rate	$96%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
iShares Russell 2000 ETF	4.1%
Champion Homes, Inc.	2.4%
Enova International, Inc.	2.2%
MRC Global, Inc.	2.1%
TTM Technologies, Inc.	2.0%
Remitly Global, Inc.	2.0%
Greenbrier Cos., Inc. (The)	2.0%
Magnite, Inc.	1.9%
Hims & Hers Health, Inc.	1.9%
Macerich Co. (The)	1.9%
* Excluding short-term investments
Top Industries
Banks	9.5%
Biotechnology	9.1%
Financial Services	7.6%
Software	5.2%
Exchange–Traded Fund	4.1%
Household Durables	3.9%
Machinery	3.7%
Trading Companies & Distributors	3.7%
Hotels, Restaurants & Leisure	2.9%
Commercial Services & Supplies	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
iShares Russell 2000 ETF	4.1%
Champion Homes, Inc.	2.4%
Enova International, Inc.	2.2%
MRC Global, Inc.	2.1%
TTM Technologies, Inc.	2.0%
Remitly Global, Inc.	2.0%
Greenbrier Cos., Inc. (The)	2.0%
Magnite, Inc.	1.9%
Hims & Hers Health, Inc.	1.9%
Macerich Co. (The)	1.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Small Companies Fund” to “NYLI WMC Small Companies Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies to reflect that the Subadvisor uses a quantitative process to manage the Fund’s exposure to companies in the biotechnology and pharmaceutical industries.
The Fund also modified its Prospectus’ “Portfolio Management Risk” to describe the principal risks associated with quantitative screening.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Small Companies Fund” to “NYLI WMC Small Companies Fund.” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies to reflect that the Subadvisor uses a quantitative process to manage the Fund’s exposure to companies in the biotechnology and pharmaceutical industries.

Material Fund Change Risks Change [Text Block]	The Fund also modified its Prospectus’ “Portfolio Management Risk” to describe the principal risks associated with quantitative screening.
Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000112269 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Small Companies Fund (formerly known as MainStay WMC Small Companies Fund)
Class Name	Investor Class
Trading Symbol	MOINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Small Companies Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$174	1.48%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.48%	[73]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 2000® Index was primarily affected by security selection and sector allocation. Most notably, security selection in the information technology sector contributed positively, while selection in consumer discretionary detracted.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Industrials	Security selection	Contributed
Consumer discretionary	Security selection	Detracted
Energy	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	28.91%	4.40%	4.08%
Investor Class Shares - Excluding sales charges		35.70%	5.59%	4.67%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 2000® Index[2]		34.07%%	8.50%%	7.94%%
Morningstar Small Blend Category Average[3]		30.66%%	9.41%%	7.89%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

3.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2000® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 299,580,509
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 2,163,335
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$299,580,509%
Total number of portfolio holdings	$143%
Total advisory fees paid	$2,163,335%
Portfolio turnover rate	$96%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
iShares Russell 2000 ETF	4.1%
Champion Homes, Inc.	2.4%
Enova International, Inc.	2.2%
MRC Global, Inc.	2.1%
TTM Technologies, Inc.	2.0%
Remitly Global, Inc.	2.0%
Greenbrier Cos., Inc. (The)	2.0%
Magnite, Inc.	1.9%
Hims & Hers Health, Inc.	1.9%
Macerich Co. (The)	1.9%
* Excluding short-term investments
Top Industries
Banks	9.5%
Biotechnology	9.1%
Financial Services	7.6%
Software	5.2%
Exchange–Traded Fund	4.1%
Household Durables	3.9%
Machinery	3.7%
Trading Companies & Distributors	3.7%
Hotels, Restaurants & Leisure	2.9%
Commercial Services & Supplies	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
iShares Russell 2000 ETF	4.1%
Champion Homes, Inc.	2.4%
Enova International, Inc.	2.2%
MRC Global, Inc.	2.1%
TTM Technologies, Inc.	2.0%
Remitly Global, Inc.	2.0%
Greenbrier Cos., Inc. (The)	2.0%
Magnite, Inc.	1.9%
Hims & Hers Health, Inc.	1.9%
Macerich Co. (The)	1.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Small Companies Fund” to “NYLI WMC Small Companies Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies to reflect that the Subadvisor uses a quantitative process to manage the Fund’s exposure to companies in the biotechnology and pharmaceutical industries.
The Fund also modified its Prospectus’ “Portfolio Management Risk” to describe the principal risks associated with quantitative screening.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Small Companies Fund” to “NYLI WMC Small Companies Fund.” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies to reflect that the Subadvisor uses a quantitative process to manage the Fund’s exposure to companies in the biotechnology and pharmaceutical industries.

Material Fund Change Risks Change [Text Block]	The Fund also modified its Prospectus’ “Portfolio Management Risk” to describe the principal risks associated with quantitative screening.
Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000113210 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay New York Muni Fund (formerly known as MainStay MacKay New York Tax Free Opportunities Fund)
Class Name	Class A
Trading Symbol	MNOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$80	0.75%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%	[74]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg New York Municipal Index was primarily driven by yield curve positioning and security selection. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing beyond 15 years. The Fund maintained overweight exposure to longer maturity bonds as municipal/Treasury levels in the intermediate segment were at rich levels.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to charter schools, driven by security selection	Contributed
Credit quality	Out-of-Index allocation to non-rated credits, boosted by security selection	Contributed
Geographic	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long-end of the curve outperformed the short-end	Contributed
Sector	Underweight allocation to the special tax category, primarily due to yield curve positioning	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	5/14/2012	9.45%	0.05%	2.05%
Class A Shares - Excluding sales charges		12.84%	0.97%	2.52%
Bloomberg Municipal Bond Index[1]		9.70%	1.05%	2.30%
Bloomberg New York Municipal Bond Index[2]		10.03%	1.00%	2.18%
Morningstar Muni New York Long Category Average[3]		12.80%	0.82%	2.15%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, as a replacement for Bloomberg New York Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 14, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,412,661,382
Holdings Count | Holding	456
Advisory Fees Paid, Amount	$ 5,518,772
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,412,661,382%
Total number of portfolio holdings	$456%
Total advisory fees paid	$5,518,772%
Portfolio turnover rate	$16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 10/1/30-10/1/54	11.2%
Triborough Bridge & Tunnel Authority, 4.00%-5.50%, due 11/15/35-5/15/63	5.7%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-6/30/60	5.2%
New York City Transitional Finance Authority, 4.00%-5.50%, due 11/1/36-5/1/47	4.3%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/33-6/15/54	4.3%
Build NYC Resource Corp., 4.00%-5.50%, due 7/1/30-6/15/63	3.7%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/15/29-11/15/52	3.5%
New York City Industrial Development Agency, (zero coupon)-5.00%, due 7/1/28-3/1/49	2.8%
New York State Environmental Facilities Corp., 4.25%-5.25%, due 5/1/30-9/15/52	2.8%
New York State Housing Finance Agency, 2.65%-4.95%, due 5/1/42-5/1/62	2.6%
* Excluding short-term investments
Top Industries
Other Revenue	40.3%
Education	14.4%
Transportation	14.2%
Hospital	8.8%
General Obligation	8.6%
Water & Sewer	8.4%
Utilities	2.8%
General	1.6%
Housing	0.6%
Certificate of Participation/Lease	0.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 10/1/30-10/1/54	11.2%
Triborough Bridge & Tunnel Authority, 4.00%-5.50%, due 11/15/35-5/15/63	5.7%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-6/30/60	5.2%
New York City Transitional Finance Authority, 4.00%-5.50%, due 11/1/36-5/1/47	4.3%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/33-6/15/54	4.3%
Build NYC Resource Corp., 4.00%-5.50%, due 7/1/30-6/15/63	3.7%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/15/29-11/15/52	3.5%
New York City Industrial Development Agency, (zero coupon)-5.00%, due 7/1/28-3/1/49	2.8%
New York State Environmental Facilities Corp., 4.25%-5.25%, due 5/1/30-9/15/52	2.8%
New York State Housing Finance Agency, 2.65%-4.95%, due 5/1/42-5/1/62	2.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay New York Tax Free Opportunities Fund” to “NYLI MacKay New York Muni Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Robert DiMella, Scott Sprauer, Frances Lewis, Michael Denlinger and Michael Perilli are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay New York Tax Free Opportunities Fund” to “NYLI MacKay New York Muni Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000113211 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay New York Muni Fund (formerly known as MainStay MacKay New York Tax Free Opportunities Fund)
Class Name	Class C
Trading Symbol	MNOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$109	1.02%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.02%	[75]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg New York Municipal Index was primarily driven by yield curve positioning and security selection. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing beyond 15 years. The Fund maintained overweight exposure to longer maturity bonds as municipal/Treasury levels in the intermediate segment were at rich levels.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to charter schools, driven by security selection	Contributed
Credit quality	Out-of-Index allocation to non-rated credits, boosted by security selection	Contributed
Geographic	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long-end of the curve outperformed the short-end	Contributed
Sector	Underweight allocation to the special tax category, primarily due to yield curve positioning	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	5/14/2012	11.53%	0.71%	2.24%
Class C Shares - Excluding sales charges		12.53%	0.71%	2.24%
Bloomberg Municipal Bond Index[1]		9.70%	1.05%	2.30%
Bloomberg New York Municipal Bond Index[2]		10.03%	1.00%	2.18%
Morningstar Muni New York Long Category Average[3]		12.80%	0.82%	2.15%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, as a replacement for Bloomberg New York Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 14, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,412,661,382
Holdings Count | Holding	456
Advisory Fees Paid, Amount	$ 5,518,772
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,412,661,382%
Total number of portfolio holdings	$456%
Total advisory fees paid	$5,518,772%
Portfolio turnover rate	$16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 10/1/30-10/1/54	11.2%
Triborough Bridge & Tunnel Authority, 4.00%-5.50%, due 11/15/35-5/15/63	5.7%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-6/30/60	5.2%
New York City Transitional Finance Authority, 4.00%-5.50%, due 11/1/36-5/1/47	4.3%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/33-6/15/54	4.3%
Build NYC Resource Corp., 4.00%-5.50%, due 7/1/30-6/15/63	3.7%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/15/29-11/15/52	3.5%
New York City Industrial Development Agency, (zero coupon)-5.00%, due 7/1/28-3/1/49	2.8%
New York State Environmental Facilities Corp., 4.25%-5.25%, due 5/1/30-9/15/52	2.8%
New York State Housing Finance Agency, 2.65%-4.95%, due 5/1/42-5/1/62	2.6%
* Excluding short-term investments
Top Industries
Other Revenue	40.3%
Education	14.4%
Transportation	14.2%
Hospital	8.8%
General Obligation	8.6%
Water & Sewer	8.4%
Utilities	2.8%
General	1.6%
Housing	0.6%
Certificate of Participation/Lease	0.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 10/1/30-10/1/54	11.2%
Triborough Bridge & Tunnel Authority, 4.00%-5.50%, due 11/15/35-5/15/63	5.7%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-6/30/60	5.2%
New York City Transitional Finance Authority, 4.00%-5.50%, due 11/1/36-5/1/47	4.3%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/33-6/15/54	4.3%
Build NYC Resource Corp., 4.00%-5.50%, due 7/1/30-6/15/63	3.7%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/15/29-11/15/52	3.5%
New York City Industrial Development Agency, (zero coupon)-5.00%, due 7/1/28-3/1/49	2.8%
New York State Environmental Facilities Corp., 4.25%-5.25%, due 5/1/30-9/15/52	2.8%
New York State Housing Finance Agency, 2.65%-4.95%, due 5/1/42-5/1/62	2.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay New York Tax Free Opportunities Fund” to “NYLI MacKay New York Muni Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Robert DiMella, Scott Sprauer, Frances Lewis, Michael Denlinger and Michael Perilli are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay New York Tax Free Opportunities Fund” to “NYLI MacKay New York Muni Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000221672 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay New York Muni Fund (formerly known as MainStay MacKay New York Tax Free Opportunities Fund)
Class Name	Class C2
Trading Symbol	MNOLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C2	$125	1.17%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.17%	[76]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg New York Municipal Index was primarily driven by yield curve positioning and security selection. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing beyond 15 years. The Fund maintained overweight exposure to longer maturity bonds as municipal/Treasury levels in the intermediate segment were at rich levels.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to charter schools, driven by security selection	Contributed
Credit quality	Out-of-Index allocation to non-rated credits, boosted by security selection	Contributed
Geographic	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long-end of the curve outperformed the short-end	Contributed
Sector	Underweight allocation to the special tax category, primarily due to yield curve positioning	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class C2 Shares - Including sales charges	8/31/2020	11.36%	0.08%
Class C2 Shares - Excluding sales charges		12.36%	0.08%
Bloomberg Municipal Bond Index[1]		9.70%	0.34%
Bloomberg New York Municipal Bond Index[2]		10.03%	0.54%
Morningstar Muni New York Long Category Average[3]		12.80%	0.42%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, as a replacement for Bloomberg New York Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,412,661,382
Holdings Count | Holding	456
Advisory Fees Paid, Amount	$ 5,518,772
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,412,661,382%
Total number of portfolio holdings	$456%
Total advisory fees paid	$5,518,772%
Portfolio turnover rate	$16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 10/1/30-10/1/54	11.2%
Triborough Bridge & Tunnel Authority, 4.00%-5.50%, due 11/15/35-5/15/63	5.7%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-6/30/60	5.2%
New York City Transitional Finance Authority, 4.00%-5.50%, due 11/1/36-5/1/47	4.3%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/33-6/15/54	4.3%
Build NYC Resource Corp., 4.00%-5.50%, due 7/1/30-6/15/63	3.7%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/15/29-11/15/52	3.5%
New York City Industrial Development Agency, (zero coupon)-5.00%, due 7/1/28-3/1/49	2.8%
New York State Environmental Facilities Corp., 4.25%-5.25%, due 5/1/30-9/15/52	2.8%
New York State Housing Finance Agency, 2.65%-4.95%, due 5/1/42-5/1/62	2.6%
* Excluding short-term investments
Top Industries
Other Revenue	40.3%
Education	14.4%
Transportation	14.2%
Hospital	8.8%
General Obligation	8.6%
Water & Sewer	8.4%
Utilities	2.8%
General	1.6%
Housing	0.6%
Certificate of Participation/Lease	0.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 10/1/30-10/1/54	11.2%
Triborough Bridge & Tunnel Authority, 4.00%-5.50%, due 11/15/35-5/15/63	5.7%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-6/30/60	5.2%
New York City Transitional Finance Authority, 4.00%-5.50%, due 11/1/36-5/1/47	4.3%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/33-6/15/54	4.3%
Build NYC Resource Corp., 4.00%-5.50%, due 7/1/30-6/15/63	3.7%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/15/29-11/15/52	3.5%
New York City Industrial Development Agency, (zero coupon)-5.00%, due 7/1/28-3/1/49	2.8%
New York State Environmental Facilities Corp., 4.25%-5.25%, due 5/1/30-9/15/52	2.8%
New York State Housing Finance Agency, 2.65%-4.95%, due 5/1/42-5/1/62	2.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay New York Tax Free Opportunities Fund” to “NYLI MacKay New York Muni Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Robert DiMella, Scott Sprauer, Frances Lewis, Michael Denlinger and Michael Perilli are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay New York Tax Free Opportunities Fund” to “NYLI MacKay New York Muni Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000113212 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay New York Muni Fund (formerly known as MainStay MacKay New York Tax Free Opportunities Fund)
Class Name	Class I
Trading Symbol	MNOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$53	0.50%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%	[77]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg New York Municipal Index was primarily driven by yield curve positioning and security selection. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing beyond 15 years. The Fund maintained overweight exposure to longer maturity bonds as municipal/Treasury levels in the intermediate segment were at rich levels.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to charter schools, driven by security selection	Contributed
Credit quality	Out-of-Index allocation to non-rated credits, boosted by security selection	Contributed
Geographic	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long-end of the curve outperformed the short-end	Contributed
Sector	Underweight allocation to the special tax category, primarily due to yield curve positioning	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	5/14/2012	13.12%	1.23%	2.78%
Bloomberg Municipal Bond Index[1]		9.70%	1.05%	2.30%
Bloomberg New York Municipal Bond Index[2]		10.03%	1.00%	2.18%
Morningstar Muni New York Long Category Average[3]		12.80%	0.82%	2.15%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, as a replacement for Bloomberg New York Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 14, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,412,661,382
Holdings Count | Holding	456
Advisory Fees Paid, Amount	$ 5,518,772
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,412,661,382%
Total number of portfolio holdings	$456%
Total advisory fees paid	$5,518,772%
Portfolio turnover rate	$16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 10/1/30-10/1/54	11.2%
Triborough Bridge & Tunnel Authority, 4.00%-5.50%, due 11/15/35-5/15/63	5.7%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-6/30/60	5.2%
New York City Transitional Finance Authority, 4.00%-5.50%, due 11/1/36-5/1/47	4.3%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/33-6/15/54	4.3%
Build NYC Resource Corp., 4.00%-5.50%, due 7/1/30-6/15/63	3.7%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/15/29-11/15/52	3.5%
New York City Industrial Development Agency, (zero coupon)-5.00%, due 7/1/28-3/1/49	2.8%
New York State Environmental Facilities Corp., 4.25%-5.25%, due 5/1/30-9/15/52	2.8%
New York State Housing Finance Agency, 2.65%-4.95%, due 5/1/42-5/1/62	2.6%
* Excluding short-term investments
Top Industries
Other Revenue	40.3%
Education	14.4%
Transportation	14.2%
Hospital	8.8%
General Obligation	8.6%
Water & Sewer	8.4%
Utilities	2.8%
General	1.6%
Housing	0.6%
Certificate of Participation/Lease	0.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 10/1/30-10/1/54	11.2%
Triborough Bridge & Tunnel Authority, 4.00%-5.50%, due 11/15/35-5/15/63	5.7%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-6/30/60	5.2%
New York City Transitional Finance Authority, 4.00%-5.50%, due 11/1/36-5/1/47	4.3%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/33-6/15/54	4.3%
Build NYC Resource Corp., 4.00%-5.50%, due 7/1/30-6/15/63	3.7%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/15/29-11/15/52	3.5%
New York City Industrial Development Agency, (zero coupon)-5.00%, due 7/1/28-3/1/49	2.8%
New York State Environmental Facilities Corp., 4.25%-5.25%, due 5/1/30-9/15/52	2.8%
New York State Housing Finance Agency, 2.65%-4.95%, due 5/1/42-5/1/62	2.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay New York Tax Free Opportunities Fund” to “NYLI MacKay New York Muni Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Robert DiMella, Scott Sprauer, Frances Lewis, Michael Denlinger and Michael Perilli are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay New York Tax Free Opportunities Fund” to “NYLI MacKay New York Muni Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000185944 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay New York Muni Fund (formerly known as MainStay MacKay New York Tax Free Opportunities Fund)
Class Name	Class R6
Trading Symbol	MNODX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg New York Municipal Index was primarily driven by yield curve positioning and security selection. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing beyond 15 years. The Fund maintained overweight exposure to longer maturity bonds as municipal/Treasury levels in the intermediate segment were at rich levels.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to charter schools, driven by security selection	Contributed
Credit quality	Out-of-Index allocation to non-rated credits, boosted by security selection	Contributed
Geographic	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long-end of the curve outperformed the short-end	Contributed
Sector	Underweight allocation to the special tax category, primarily due to yield curve positioning	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	13.14%	1.24%	1.24%
Bloomberg Municipal Bond Index[1]		9.70%%	1.05%%	1.05%%
Bloomberg New York Municipal Bond Index[2]		10.03%%	1.00%%	1.00%%
Morningstar Muni New York Long Category Average[3]		12.80%%	0.82%%	0.82%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, as a replacement for Bloomberg New York Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,412,661,382
Holdings Count | Holding	456
Advisory Fees Paid, Amount	$ 5,518,772
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,412,661,382%
Total number of portfolio holdings	$456%
Total advisory fees paid	$5,518,772%
Portfolio turnover rate	$16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 10/1/30-10/1/54	11.2%
Triborough Bridge & Tunnel Authority, 4.00%-5.50%, due 11/15/35-5/15/63	5.7%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-6/30/60	5.2%
New York City Transitional Finance Authority, 4.00%-5.50%, due 11/1/36-5/1/47	4.3%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/33-6/15/54	4.3%
Build NYC Resource Corp., 4.00%-5.50%, due 7/1/30-6/15/63	3.7%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/15/29-11/15/52	3.5%
New York City Industrial Development Agency, (zero coupon)-5.00%, due 7/1/28-3/1/49	2.8%
New York State Environmental Facilities Corp., 4.25%-5.25%, due 5/1/30-9/15/52	2.8%
New York State Housing Finance Agency, 2.65%-4.95%, due 5/1/42-5/1/62	2.6%
* Excluding short-term investments
Top Industries
Other Revenue	40.3%
Education	14.4%
Transportation	14.2%
Hospital	8.8%
General Obligation	8.6%
Water & Sewer	8.4%
Utilities	2.8%
General	1.6%
Housing	0.6%
Certificate of Participation/Lease	0.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 10/1/30-10/1/54	11.2%
Triborough Bridge & Tunnel Authority, 4.00%-5.50%, due 11/15/35-5/15/63	5.7%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-6/30/60	5.2%
New York City Transitional Finance Authority, 4.00%-5.50%, due 11/1/36-5/1/47	4.3%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/33-6/15/54	4.3%
Build NYC Resource Corp., 4.00%-5.50%, due 7/1/30-6/15/63	3.7%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/15/29-11/15/52	3.5%
New York City Industrial Development Agency, (zero coupon)-5.00%, due 7/1/28-3/1/49	2.8%
New York State Environmental Facilities Corp., 4.25%-5.25%, due 5/1/30-9/15/52	2.8%
New York State Housing Finance Agency, 2.65%-4.95%, due 5/1/42-5/1/62	2.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay New York Tax Free Opportunities Fund” to “NYLI MacKay New York Muni Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Robert DiMella, Scott Sprauer, Frances Lewis, Michael Denlinger and Michael Perilli are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay New York Tax Free Opportunities Fund” to “NYLI MacKay New York Muni Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000113213 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay New York Muni Fund (formerly known as MainStay MacKay New York Tax Free Opportunities Fund)
Class Name	Investor Class
Trading Symbol	MNOVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$82	0.77%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.77%	[78]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg New York Municipal Index was primarily driven by yield curve positioning and security selection. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing beyond 15 years. The Fund maintained overweight exposure to longer maturity bonds as municipal/Treasury levels in the intermediate segment were at rich levels.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to charter schools, driven by security selection	Contributed
Credit quality	Out-of-Index allocation to non-rated credits, boosted by security selection	Contributed
Geographic	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long-end of the curve outperformed the short-end	Contributed
Sector	Underweight allocation to the special tax category, primarily due to yield curve positioning	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	5/14/2012	9.99%	0.03%	2.03%
Investor Class Shares - Excluding sales charges		12.81%	0.96%	2.50%
Bloomberg Municipal Bond Index[1]		9.70%	1.05%	2.30%
Bloomberg New York Municipal Bond Index[2]		10.03%	1.00%	2.18%
Morningstar Muni New York Long Category Average[3]		12.80%	0.82%	2.15%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, as a replacement for Bloomberg New York Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 14, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,412,661,382
Holdings Count | Holding	456
Advisory Fees Paid, Amount	$ 5,518,772
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,412,661,382%
Total number of portfolio holdings	$456%
Total advisory fees paid	$5,518,772%
Portfolio turnover rate	$16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 10/1/30-10/1/54	11.2%
Triborough Bridge & Tunnel Authority, 4.00%-5.50%, due 11/15/35-5/15/63	5.7%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-6/30/60	5.2%
New York City Transitional Finance Authority, 4.00%-5.50%, due 11/1/36-5/1/47	4.3%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/33-6/15/54	4.3%
Build NYC Resource Corp., 4.00%-5.50%, due 7/1/30-6/15/63	3.7%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/15/29-11/15/52	3.5%
New York City Industrial Development Agency, (zero coupon)-5.00%, due 7/1/28-3/1/49	2.8%
New York State Environmental Facilities Corp., 4.25%-5.25%, due 5/1/30-9/15/52	2.8%
New York State Housing Finance Agency, 2.65%-4.95%, due 5/1/42-5/1/62	2.6%
* Excluding short-term investments
Top Industries
Other Revenue	40.3%
Education	14.4%
Transportation	14.2%
Hospital	8.8%
General Obligation	8.6%
Water & Sewer	8.4%
Utilities	2.8%
General	1.6%
Housing	0.6%
Certificate of Participation/Lease	0.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 10/1/30-10/1/54	11.2%
Triborough Bridge & Tunnel Authority, 4.00%-5.50%, due 11/15/35-5/15/63	5.7%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-6/30/60	5.2%
New York City Transitional Finance Authority, 4.00%-5.50%, due 11/1/36-5/1/47	4.3%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/33-6/15/54	4.3%
Build NYC Resource Corp., 4.00%-5.50%, due 7/1/30-6/15/63	3.7%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/15/29-11/15/52	3.5%
New York City Industrial Development Agency, (zero coupon)-5.00%, due 7/1/28-3/1/49	2.8%
New York State Environmental Facilities Corp., 4.25%-5.25%, due 5/1/30-9/15/52	2.8%
New York State Housing Finance Agency, 2.65%-4.95%, due 5/1/42-5/1/62	2.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay New York Tax Free Opportunities Fund” to “NYLI MacKay New York Muni Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Robert DiMella, Scott Sprauer, Frances Lewis, Michael Denlinger and Michael Perilli are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay New York Tax Free Opportunities Fund” to “NYLI MacKay New York Muni Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000121097 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Short Duration High Income Fund (formerly known as MainStay MacKay Short Duration High Income Fund)
Class Name	Class A
Trading Symbol	MDHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Short Duration High Income Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$107	1.02%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.02%	[79]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, Fund performance relative to the ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index (the "Index") was primarily affected by credit quality tilts. Specifically, the Fund held underweight exposure to B-rated bonds, which outperformed BB-rated bonds and the Index as a whole. The Fund also held overweight exposure to BBB-rated bonds, which underperformed the Index. Additionally, the Fund’s position in bank loans, though positive on an absolute basis, underperformed the Index.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Automotive	Security selection and overweight allocation to this leading sector (notably strong holding: truck accessories provider RealTruck)	Contributed
Basic Industry	Security selection and overweight allocation to this leading sector (notably strong holding: miner First Quantum Minerals)	Contributed
Media	Security selection (notably strong holding: Altice USA)	Contributed
Health care	Security selection - The Fund's position in HCA, though positive, underperformed the market.	Detracted
Services	Security selection and underweight allocation. The Fund did not own Staples which performed well. The Fund's position in Weight Watchers underperformed.	Detracted
Real estate	Underweight allocation and security selection. The Fund's position in Vici Properties underperformed.	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	12/17/2012	7.11%	3.74%)	4.02%
Class A Shares - Excluding sales charges		10.42%	4.37%)	4.33%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index[2]		13.09%%	4.45%)%	4.46%%
Morningstar High Yield Bond Category Average[3]		14.83%%	4.02%)%	4.04%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index. The Bloomberg U.S. Aggregate Bond Index measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index, which is generally representative of the market sectors or types of investments in which the Fund invests, generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index. The Bloomberg U.S. Aggregate Bond Index measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 2,665,642,542
Holdings Count | Holding	473
Advisory Fees Paid, Amount	$ 14,310,219
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$2,665,642,542%
Total number of portfolio holdings	$473%
Total advisory fees paid	$14,310,219%
Portfolio turnover rate	$29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-6.75%, due 11/15/27-3/1/29	2.5%
CCO Holdings LLC, 5.00%-6.375%, due 5/1/26-9/1/29	1.6%
Churchill Downs, Inc., 4.75%-5.50%, due 4/1/27-1/15/28	1.3%
Great Outdoors Group LLC, 8.55%, due 3/6/28	1.2%
T-Mobile USA, Inc., 2.25%-5.375%, due 2/15/26-2/1/28	1.2%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/1/28	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.1%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 3/15/26-1/15/28	1.1%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-10/1/28	1.1%
MPT Operating Partnership LP, 5.00%-5.25%, due 8/1/26-10/15/27	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	77.9%
Loan Assignments	15.4%
Convertible Bonds	0.8%
Common Stocks	0.4%
Preferred Stock	0.2%
Other Assets, Less Liabilities	5.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-6.75%, due 11/15/27-3/1/29	2.5%
CCO Holdings LLC, 5.00%-6.375%, due 5/1/26-9/1/29	1.6%
Churchill Downs, Inc., 4.75%-5.50%, due 4/1/27-1/15/28	1.3%
Great Outdoors Group LLC, 8.55%, due 3/6/28	1.2%
T-Mobile USA, Inc., 2.25%-5.375%, due 2/15/26-2/1/28	1.2%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/1/28	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.1%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 3/15/26-1/15/28	1.1%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-10/1/28	1.1%
MPT Operating Partnership LP, 5.00%-5.25%, due 8/1/26-10/15/27	1.0%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
On December 6-7, 2023, the Board of Trustees of the Fund approved changing the name of the Fund from “MainStay MacKay Short Duration High Yield Fund” to “MainStay MacKay Short Duration High Income Fund” to better reflect the Fund’s investment strategies. There were no changes in the Fund’s investment objectives, strategies, processes or 80% policy in connection with this name change.
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Short Duration High Income Fund” to “NYLI MacKay Short Duration High Income Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Andrew Susser, Dohyun Cha, Won Choi and Nate Hudson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
On December 6-7, 2023, the Board of Trustees of the Fund approved changing the name of the Fund from “MainStay MacKay Short Duration High Yield Fund” to “MainStay MacKay Short Duration High Income Fund” to better reflect the Fund’s investment strategies. There were no changes in the Fund’s investment objectives, strategies, processes or 80% policy in connection with this name change.
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Short Duration High Income Fund” to “NYLI MacKay Short Duration High Income Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000121098 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Short Duration High Income Fund (formerly known as MainStay MacKay Short Duration High Income Fund)
Class Name	Class C
Trading Symbol	MDHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Short Duration High Income Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.82%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, Fund performance relative to the ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index (the "Index") was primarily affected by credit quality tilts. Specifically, the Fund held underweight exposure to B-rated bonds, which outperformed BB-rated bonds and the Index as a whole. The Fund also held overweight exposure to BBB-rated bonds, which underperformed the Index. Additionally, the Fund’s position in bank loans, though positive on an absolute basis, underperformed the Index.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Automotive	Security selection and overweight allocation to this leading sector (notably strong holding: truck accessories provider RealTruck)	Contributed
Basic Industry	Security selection and overweight allocation to this leading sector (notably strong holding: miner First Quantum Minerals)	Contributed
Media	Security selection (notably strong holding: Altice USA)	Contributed
Health care	Security selection - The Fund's position in HCA, though positive, underperformed the market.	Detracted
Services	Security selection and underweight allocation. The Fund did not own Staples which performed well. The Fund's position in Weight Watchers underperformed.	Detracted
Real estate	Underweight allocation and security selection. The Fund's position in Vici Properties underperformed.	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	12/17/2012	8.56%	3.51%)	3.47%
Class C Shares - Excluding sales charges		9.56%	3.51%)	3.47%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index[2]		13.09%%	4.45%)%	4.46%%
Morningstar High Yield Bond Category Average[3]		14.83%%	4.02%)%	4.04%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index. The Bloomberg U.S. Aggregate Bond Index measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index, which is generally representative of the market sectors or types of investments in which the Fund invests, generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index. The Bloomberg U.S. Aggregate Bond Index measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 2,665,642,542
Holdings Count | Holding	473
Advisory Fees Paid, Amount	$ 14,310,219
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$2,665,642,542%
Total number of portfolio holdings	$473%
Total advisory fees paid	$14,310,219%
Portfolio turnover rate	$29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-6.75%, due 11/15/27-3/1/29	2.5%
CCO Holdings LLC, 5.00%-6.375%, due 5/1/26-9/1/29	1.6%
Churchill Downs, Inc., 4.75%-5.50%, due 4/1/27-1/15/28	1.3%
Great Outdoors Group LLC, 8.55%, due 3/6/28	1.2%
T-Mobile USA, Inc., 2.25%-5.375%, due 2/15/26-2/1/28	1.2%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/1/28	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.1%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 3/15/26-1/15/28	1.1%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-10/1/28	1.1%
MPT Operating Partnership LP, 5.00%-5.25%, due 8/1/26-10/15/27	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	77.9%
Loan Assignments	15.4%
Convertible Bonds	0.8%
Common Stocks	0.4%
Preferred Stock	0.2%
Other Assets, Less Liabilities	5.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-6.75%, due 11/15/27-3/1/29	2.5%
CCO Holdings LLC, 5.00%-6.375%, due 5/1/26-9/1/29	1.6%
Churchill Downs, Inc., 4.75%-5.50%, due 4/1/27-1/15/28	1.3%
Great Outdoors Group LLC, 8.55%, due 3/6/28	1.2%
T-Mobile USA, Inc., 2.25%-5.375%, due 2/15/26-2/1/28	1.2%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/1/28	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.1%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 3/15/26-1/15/28	1.1%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-10/1/28	1.1%
MPT Operating Partnership LP, 5.00%-5.25%, due 8/1/26-10/15/27	1.0%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
On December 6-7, 2023, the Board of Trustees of the Fund approved changing the name of the Fund from “MainStay MacKay Short Duration High Yield Fund” to “MainStay MacKay Short Duration High Income Fund” to better reflect the Fund’s investment strategies. There were no changes in the Fund’s investment objectives, strategies, processes or 80% policy in connection with this name change.
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Short Duration High Income Fund” to “NYLI MacKay Short Duration High Income Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Andrew Susser, Dohyun Cha, Won Choi and Nate Hudson are portfolio managers of the Fund.
Effective August 6, 2024, the time period within which a contingent deferred sales charge of 1.00% may be imposed on certain redemptions of Class C shares of the Fund where no initial sales charge was paid was reduced from 18 months to 12 months after the date of purchase.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
On December 6-7, 2023, the Board of Trustees of the Fund approved changing the name of the Fund from “MainStay MacKay Short Duration High Yield Fund” to “MainStay MacKay Short Duration High Income Fund” to better reflect the Fund’s investment strategies. There were no changes in the Fund’s investment objectives, strategies, processes or 80% policy in connection with this name change.
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Short Duration High Income Fund” to “NYLI MacKay Short Duration High Income Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000121099 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Short Duration High Income Fund(formerly known as MainStay MacKay Short Duration High Income Fund)
Class Name	Class I
Trading Symbol	MDHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Short Duration High Income Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$82	0.78%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.78%	[80]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, Fund performance relative to the ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index (the "Index") was primarily affected by credit quality tilts. Specifically, the Fund held underweight exposure to B-rated bonds, which outperformed BB-rated bonds and the Index as a whole. The Fund also held overweight exposure to BBB-rated bonds, which underperformed the Index. Additionally, the Fund’s position in bank loans, though positive on an absolute basis, underperformed the Index.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Automotive	Security selection and overweight allocation to this leading sector (notably strong holding: truck accessories provider RealTruck)	Contributed
Basic Industry	Security selection and overweight allocation to this leading sector (notably strong holding: miner First Quantum Minerals)	Contributed
Media	Security selection (notably strong holding: Altice USA)	Contributed
Health care	Security selection - The Fund's position in HCA, though positive, underperformed the market.	Detracted
Services	Security selection and underweight allocation. The Fund did not own Staples which performed well. The Fund's position in Weight Watchers underperformed.	Detracted
Real estate	Underweight allocation and security selection. The Fund's position in Vici Properties underperformed.	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	12/17/2012	10.79%	4.65%)	4.59%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index[2]		13.09%%	4.45%)%	4.46%%
Morningstar High Yield Bond Category Average[3]		14.83%%	4.02%)%	4.04%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index. The Bloomberg U.S. Aggregate Bond Index measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index, which is generally representative of the market sectors or types of investments in which the Fund invests, generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index. The Bloomberg U.S. Aggregate Bond Index measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 2,665,642,542
Holdings Count | Holding	473
Advisory Fees Paid, Amount	$ 14,310,219
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$2,665,642,542%
Total number of portfolio holdings	$473%
Total advisory fees paid	$14,310,219%
Portfolio turnover rate	$29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-6.75%, due 11/15/27-3/1/29	2.5%
CCO Holdings LLC, 5.00%-6.375%, due 5/1/26-9/1/29	1.6%
Churchill Downs, Inc., 4.75%-5.50%, due 4/1/27-1/15/28	1.3%
Great Outdoors Group LLC, 8.55%, due 3/6/28	1.2%
T-Mobile USA, Inc., 2.25%-5.375%, due 2/15/26-2/1/28	1.2%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/1/28	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.1%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 3/15/26-1/15/28	1.1%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-10/1/28	1.1%
MPT Operating Partnership LP, 5.00%-5.25%, due 8/1/26-10/15/27	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	77.9%
Loan Assignments	15.4%
Convertible Bonds	0.8%
Common Stocks	0.4%
Preferred Stock	0.2%
Other Assets, Less Liabilities	5.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-6.75%, due 11/15/27-3/1/29	2.5%
CCO Holdings LLC, 5.00%-6.375%, due 5/1/26-9/1/29	1.6%
Churchill Downs, Inc., 4.75%-5.50%, due 4/1/27-1/15/28	1.3%
Great Outdoors Group LLC, 8.55%, due 3/6/28	1.2%
T-Mobile USA, Inc., 2.25%-5.375%, due 2/15/26-2/1/28	1.2%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/1/28	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.1%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 3/15/26-1/15/28	1.1%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-10/1/28	1.1%
MPT Operating Partnership LP, 5.00%-5.25%, due 8/1/26-10/15/27	1.0%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
On December 6-7, 2023, the Board of Trustees of the Fund approved changing the name of the Fund from “MainStay MacKay Short Duration High Yield Fund” to “MainStay MacKay Short Duration High Income Fund” to better reflect the Fund’s investment strategies. There were no changes in the Fund’s investment objectives, strategies, processes or 80% policy in connection with this name change.
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Short Duration High Income Fund” to “NYLI MacKay Short Duration High Income Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Andrew Susser, Dohyun Cha, Won Choi and Nate Hudson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
On December 6-7, 2023, the Board of Trustees of the Fund approved changing the name of the Fund from “MainStay MacKay Short Duration High Yield Fund” to “MainStay MacKay Short Duration High Income Fund” to better reflect the Fund’s investment strategies. There were no changes in the Fund’s investment objectives, strategies, processes or 80% policy in connection with this name change.
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Short Duration High Income Fund” to “NYLI MacKay Short Duration High Income Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000121101 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Short Duration High Income Fund(formerly known as MainStay MacKay Short Duration High Income Fund)
Class Name	Investor Class
Trading Symbol	MDHVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Short Duration High Income Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$113	1.07%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, Fund performance relative to the ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index (the "Index") was primarily affected by credit quality tilts. Specifically, the Fund held underweight exposure to B-rated bonds, which outperformed BB-rated bonds and the Index as a whole. The Fund also held overweight exposure to BBB-rated bonds, which underperformed the Index. Additionally, the Fund’s position in bank loans, though positive on an absolute basis, underperformed the Index.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Automotive	Security selection and overweight allocation to this leading sector (notably strong holding: truck accessories provider RealTruck)	Contributed
Basic Industry	Security selection and overweight allocation to this leading sector (notably strong holding: miner First Quantum Minerals)	Contributed
Media	Security selection (notably strong holding: Altice USA)	Contributed
Health care	Security selection - The Fund's position in HCA, though positive, underperformed the market.	Detracted
Services	Security selection and underweight allocation. The Fund did not own Staples which performed well. The Fund's position in Weight Watchers underperformed.	Detracted
Real estate	Underweight allocation and security selection. The Fund's position in Vici Properties underperformed.	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	12/17/2012	7.71%	3.68%)	3.93%
Investor Class Shares - Excluding sales charges		10.47%	4.31%)	4.25%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index[2]		13.09%%	4.45%)%	4.46%%
Morningstar High Yield Bond Category Average[3]		14.83%%	4.02%)%	4.04%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index. The Bloomberg U.S. Aggregate Bond Index measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index, which is generally representative of the market sectors or types of investments in which the Fund invests, generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 17, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index. The Bloomberg U.S. Aggregate Bond Index measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 2,665,642,542
Holdings Count | Holding	473
Advisory Fees Paid, Amount	$ 14,310,219
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$2,665,642,542%
Total number of portfolio holdings	$473%
Total advisory fees paid	$14,310,219%
Portfolio turnover rate	$29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-6.75%, due 11/15/27-3/1/29	2.5%
CCO Holdings LLC, 5.00%-6.375%, due 5/1/26-9/1/29	1.6%
Churchill Downs, Inc., 4.75%-5.50%, due 4/1/27-1/15/28	1.3%
Great Outdoors Group LLC, 8.55%, due 3/6/28	1.2%
T-Mobile USA, Inc., 2.25%-5.375%, due 2/15/26-2/1/28	1.2%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/1/28	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.1%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 3/15/26-1/15/28	1.1%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-10/1/28	1.1%
MPT Operating Partnership LP, 5.00%-5.25%, due 8/1/26-10/15/27	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	77.9%
Loan Assignments	15.4%
Convertible Bonds	0.8%
Common Stocks	0.4%
Preferred Stock	0.2%
Other Assets, Less Liabilities	5.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-6.75%, due 11/15/27-3/1/29	2.5%
CCO Holdings LLC, 5.00%-6.375%, due 5/1/26-9/1/29	1.6%
Churchill Downs, Inc., 4.75%-5.50%, due 4/1/27-1/15/28	1.3%
Great Outdoors Group LLC, 8.55%, due 3/6/28	1.2%
T-Mobile USA, Inc., 2.25%-5.375%, due 2/15/26-2/1/28	1.2%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/1/28	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.1%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 3/15/26-1/15/28	1.1%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-10/1/28	1.1%
MPT Operating Partnership LP, 5.00%-5.25%, due 8/1/26-10/15/27	1.0%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
On December 6-7, 2023, the Board of Trustees of the Fund approved changing the name of the Fund from “MainStay MacKay Short Duration High Yield Fund” to “MainStay MacKay Short Duration High Income Fund” to better reflect the Fund’s investment strategies. There were no changes in the Fund’s investment objectives, strategies, processes or 80% policy in connection with this name change.
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Short Duration High Income Fund” to “NYLI MacKay Short Duration High Income Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Andrew Susser, Dohyun Cha, Won Choi and Nate Hudson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
On December 6-7, 2023, the Board of Trustees of the Fund approved changing the name of the Fund from “MainStay MacKay Short Duration High Yield Fund” to “MainStay MacKay Short Duration High Income Fund” to better reflect the Fund’s investment strategies. There were no changes in the Fund’s investment objectives, strategies, processes or 80% policy in connection with this name change.
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Short Duration High Income Fund” to “NYLI MacKay Short Duration High Income Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000121293 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Growth Fund(formerly known as MainStay WMC Growth Fund)
Class Name	Class A
Trading Symbol	KLGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$123	1.03%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Growth Index was primarily affected by security selection and sector allocation. Security selection in the information technology sector detracted most, while selection in industrials contributed to partially offsetting positive results.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industrials	Security selection	Contributed
Financials	Security selection	Contributed
Consumer staples	A lack of exposure to a lagging sector	Contributed
Information technology	Security selection	Detracted
Information technology	Underweight allocation to a leading sector	Detracted
Financials	Overweight allocation to a lagging sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	8/7/2006	31.57%	11.44%	10.38%
Class A Shares - Excluding sales charges		39.22%	12.70%	11.00%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Growth Index[2]		43.77%%	19.00%%	16.18%%
Morningstar Large Growth Category Average[3]		41.44%%	15.49%%	13.38%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as the Fund’s primary broad-based securities market index as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 07, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as the Fund’s primary broad-based securities market index as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 896,684,202
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 5,785,779
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$896,684,202%
Total number of portfolio holdings	$57%
Total advisory fees paid	$5,785,779%
Portfolio turnover rate	$69%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	10.4%
Microsoft Corp.	8.5%
Amazon.com, Inc.	5.9%
Alphabet, Inc., Class C	5.0%
Apple, Inc.	4.8%
Meta Platforms, Inc., Class A	4.2%
Eli Lilly & Co.	3.8%
Mastercard, Inc., Class A	3.0%
Netflix, Inc.	2.3%
ServiceNow, Inc.	2.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	19.7%
Software	13.4%
Interactive Media & Services	9.2%
Capital Markets	6.8%
Broadline Retail	5.9%
Pharmaceuticals	5.0%
Technology Hardware, Storage & Peripherals	4.8%
Financial Services	3.8%
Entertainment	3.7%
Specialty Retail	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	10.4%
Microsoft Corp.	8.5%
Amazon.com, Inc.	5.9%
Alphabet, Inc., Class C	5.0%
Apple, Inc.	4.8%
Meta Platforms, Inc., Class A	4.2%
Eli Lilly & Co.	3.8%
Mastercard, Inc., Class A	3.0%
Netflix, Inc.	2.3%
ServiceNow, Inc.	2.3%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Growth Fund” to “NYLI WMC Growth Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Growth Fund” to “NYLI WMC Growth Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000121294 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Growth Fund (formerly known as MainStay WMC Growth Fund)
Class Name	Class B
Trading Symbol	KLGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund since November 1, 2023.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class B	$245	2.06%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 245
Expense Ratio, Percent	2.06%	[81]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Growth Index was primarily affected by security selection and sector allocation. Security selection in the information technology sector detracted most, while selection in industrials contributed to partially offsetting positive results.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industrials	Security selection	Contributed
Financials	Security selection	Contributed
Consumer staples	A lack of exposure to a lagging sector	Contributed
Information technology	Security selection	Detracted
Information technology	Underweight allocation to a leading sector	Detracted
Financials	Overweight allocation to a lagging sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class B Shares - Including sales charges	1/18/2013	32.83%	11.29%	9.90%
Class B Shares - Excluding sales charges		37.83%	11.55%	9.90%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Growth Index[2]		43.77%%	19.00%%	16.18%%
Morningstar Large Growth Category Average[3]		41.44%%	15.49%%	13.38%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as the Fund’s primary broad-based securities market index as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 18, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as the Fund’s primary broad-based securities market index as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 896,684,202
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 5,785,779
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$896,684,202%
Total number of portfolio holdings	$57%
Total advisory fees paid	$5,785,779%
Portfolio turnover rate	$69%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	10.4%
Microsoft Corp.	8.5%
Amazon.com, Inc.	5.9%
Alphabet, Inc., Class C	5.0%
Apple, Inc.	4.8%
Meta Platforms, Inc., Class A	4.2%
Eli Lilly & Co.	3.8%
Mastercard, Inc., Class A	3.0%
Netflix, Inc.	2.3%
ServiceNow, Inc.	2.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	19.7%
Software	13.4%
Interactive Media & Services	9.2%
Capital Markets	6.8%
Broadline Retail	5.9%
Pharmaceuticals	5.0%
Technology Hardware, Storage & Peripherals	4.8%
Financial Services	3.8%
Entertainment	3.7%
Specialty Retail	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	10.4%
Microsoft Corp.	8.5%
Amazon.com, Inc.	5.9%
Alphabet, Inc., Class C	5.0%
Apple, Inc.	4.8%
Meta Platforms, Inc., Class A	4.2%
Eli Lilly & Co.	3.8%
Mastercard, Inc., Class A	3.0%
Netflix, Inc.	2.3%
ServiceNow, Inc.	2.3%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Growth Fund” to “NYLI WMC Growth Fund.” The Fund’s name change will not impact the management of the Fund.
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A shares or Investor Class shares, based on shareholder eligibility. Class B shareholders of the Fund will receive Class A shares of the Fund if they hold at least $15,000 of Class B shares of the Fund on or around February 28, 2025; otherwise, Class B shareholders of the Fund will receive Investor Class shares of the relevant Fund. The accelerated conversion of Class B shares of the Fund is expected to occur on or about February 28, 2025.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Growth Fund” to “NYLI WMC Growth Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000121295 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Growth Fund (formerly known as MainStay WMC Growth Fund)
Class Name	Class C
Trading Symbol	KLGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$248	2.08%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 248
Expense Ratio, Percent	2.08%	[82]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Growth Index was primarily affected by security selection and sector allocation. Security selection in the information technology sector detracted most, while selection in industrials contributed to partially offsetting positive results.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industrials	Security selection	Contributed
Financials	Security selection	Contributed
Consumer staples	A lack of exposure to a lagging sector	Contributed
Information technology	Security selection	Detracted
Information technology	Underweight allocation to a leading sector	Detracted
Financials	Overweight allocation to a lagging sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	1/18/2013	36.74%	11.53%	9.89%
Class C Shares - Excluding sales charges		37.74%	11.53%	9.89%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Growth Index[2]		43.77%%	19.00%%	16.18%%
Morningstar Large Growth Category Average[3]		41.44%%	15.49%%	13.38%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as the Fund’s primary broad-based securities market index as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 18, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as the Fund’s primary broad-based securities market index as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 896,684,202
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 5,785,779
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$896,684,202%
Total number of portfolio holdings	$57%
Total advisory fees paid	$5,785,779%
Portfolio turnover rate	$69%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	10.4%
Microsoft Corp.	8.5%
Amazon.com, Inc.	5.9%
Alphabet, Inc., Class C	5.0%
Apple, Inc.	4.8%
Meta Platforms, Inc., Class A	4.2%
Eli Lilly & Co.	3.8%
Mastercard, Inc., Class A	3.0%
Netflix, Inc.	2.3%
ServiceNow, Inc.	2.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	19.7%
Software	13.4%
Interactive Media & Services	9.2%
Capital Markets	6.8%
Broadline Retail	5.9%
Pharmaceuticals	5.0%
Technology Hardware, Storage & Peripherals	4.8%
Financial Services	3.8%
Entertainment	3.7%
Specialty Retail	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	10.4%
Microsoft Corp.	8.5%
Amazon.com, Inc.	5.9%
Alphabet, Inc., Class C	5.0%
Apple, Inc.	4.8%
Meta Platforms, Inc., Class A	4.2%
Eli Lilly & Co.	3.8%
Mastercard, Inc., Class A	3.0%
Netflix, Inc.	2.3%
ServiceNow, Inc.	2.3%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Growth Fund” to “NYLI WMC Growth Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Growth Fund” to “NYLI WMC Growth Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000121296 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Growth Fund (formerly known as MainStay WMC Growth Fund)
Class Name	Class I
Trading Symbol	KLGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$90	0.75%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.75%	[83]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Growth Index was primarily affected by security selection and sector allocation. Security selection in the information technology sector detracted most, while selection in industrials contributed to partially offsetting positive results.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industrials	Security selection	Contributed
Financials	Security selection	Contributed
Consumer staples	A lack of exposure to a lagging sector	Contributed
Information technology	Security selection	Detracted
Information technology	Underweight allocation to a leading sector	Detracted
Financials	Overweight allocation to a lagging sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	11/2/2009	39.61%	13.02%	11.30%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Growth Index[2]		43.77%%	19.00%%	16.18%%
Morningstar Large Growth Category Average[3]		41.44%%	15.49%%	13.38%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as the Fund’s primary broad-based securities market index as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 02, 2009
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as the Fund’s primary broad-based securities market index as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 896,684,202
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 5,785,779
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$896,684,202%
Total number of portfolio holdings	$57%
Total advisory fees paid	$5,785,779%
Portfolio turnover rate	$69%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	10.4%
Microsoft Corp.	8.5%
Amazon.com, Inc.	5.9%
Alphabet, Inc., Class C	5.0%
Apple, Inc.	4.8%
Meta Platforms, Inc., Class A	4.2%
Eli Lilly & Co.	3.8%
Mastercard, Inc., Class A	3.0%
Netflix, Inc.	2.3%
ServiceNow, Inc.	2.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	19.7%
Software	13.4%
Interactive Media & Services	9.2%
Capital Markets	6.8%
Broadline Retail	5.9%
Pharmaceuticals	5.0%
Technology Hardware, Storage & Peripherals	4.8%
Financial Services	3.8%
Entertainment	3.7%
Specialty Retail	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	10.4%
Microsoft Corp.	8.5%
Amazon.com, Inc.	5.9%
Alphabet, Inc., Class C	5.0%
Apple, Inc.	4.8%
Meta Platforms, Inc., Class A	4.2%
Eli Lilly & Co.	3.8%
Mastercard, Inc., Class A	3.0%
Netflix, Inc.	2.3%
ServiceNow, Inc.	2.3%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Growth Fund” to “NYLI WMC Growth Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Growth Fund” to “NYLI WMC Growth Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000185948 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Growth Fund (formerly known as MainStay WMC Growth Fund)
Class Name	Class R6
Trading Symbol	KLGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$86	0.72%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Growth Index was primarily affected by security selection and sector allocation. Security selection in the information technology sector detracted most, while selection in industrials contributed to partially offsetting positive results.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industrials	Security selection	Contributed
Financials	Security selection	Contributed
Consumer staples	A lack of exposure to a lagging sector	Contributed
Information technology	Security selection	Detracted
Information technology	Underweight allocation to a leading sector	Detracted
Financials	Overweight allocation to a lagging sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class R6 Shares	4/26/2021	39.66%	5.03%
Russell 3000® Index[1]		37.86%%	9.24%%
Russell 1000® Growth Index[2]		43.77%%	11.60%%
Morningstar Large Growth Category Average[3]		41.44%%	6.90%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as the Fund’s primary broad-based securities market index as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as the Fund’s primary broad-based securities market index as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 896,684,202
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 5,785,779
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$896,684,202%
Total number of portfolio holdings	$57%
Total advisory fees paid	$5,785,779%
Portfolio turnover rate	$69%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	10.4%
Microsoft Corp.	8.5%
Amazon.com, Inc.	5.9%
Alphabet, Inc., Class C	5.0%
Apple, Inc.	4.8%
Meta Platforms, Inc., Class A	4.2%
Eli Lilly & Co.	3.8%
Mastercard, Inc., Class A	3.0%
Netflix, Inc.	2.3%
ServiceNow, Inc.	2.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	19.7%
Software	13.4%
Interactive Media & Services	9.2%
Capital Markets	6.8%
Broadline Retail	5.9%
Pharmaceuticals	5.0%
Technology Hardware, Storage & Peripherals	4.8%
Financial Services	3.8%
Entertainment	3.7%
Specialty Retail	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	10.4%
Microsoft Corp.	8.5%
Amazon.com, Inc.	5.9%
Alphabet, Inc., Class C	5.0%
Apple, Inc.	4.8%
Meta Platforms, Inc., Class A	4.2%
Eli Lilly & Co.	3.8%
Mastercard, Inc., Class A	3.0%
Netflix, Inc.	2.3%
ServiceNow, Inc.	2.3%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Growth Fund” to “NYLI WMC Growth Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Growth Fund” to “NYLI WMC Growth Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000121298 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Growth Fund (formerly known as MainStay WMC Growth Fund)
Class Name	Investor Class
Trading Symbol	KLGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$157	1.32%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.32%	[84]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Growth Index was primarily affected by security selection and sector allocation. Security selection in the information technology sector detracted most, while selection in industrials contributed to partially offsetting positive results.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Industrials	Security selection	Contributed
Financials	Security selection	Contributed
Consumer staples	A lack of exposure to a lagging sector	Contributed
Information technology	Security selection	Detracted
Information technology	Underweight allocation to a leading sector	Detracted
Financials	Overweight allocation to a lagging sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	1/18/2013	31.88%	11.12%	10.10%
Investor Class Shares - Excluding sales charges		38.82%	12.38%	10.72%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Growth Index[2]		43.77%%	19.00%%	16.18%%
Morningstar Large Growth Category Average[3]		41.44%%	15.49%%	13.38%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as the Fund’s primary broad-based securities market index as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 18, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as the Fund’s primary broad-based securities market index as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 896,684,202
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 5,785,779
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$896,684,202%
Total number of portfolio holdings	$57%
Total advisory fees paid	$5,785,779%
Portfolio turnover rate	$69%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	10.4%
Microsoft Corp.	8.5%
Amazon.com, Inc.	5.9%
Alphabet, Inc., Class C	5.0%
Apple, Inc.	4.8%
Meta Platforms, Inc., Class A	4.2%
Eli Lilly & Co.	3.8%
Mastercard, Inc., Class A	3.0%
Netflix, Inc.	2.3%
ServiceNow, Inc.	2.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	19.7%
Software	13.4%
Interactive Media & Services	9.2%
Capital Markets	6.8%
Broadline Retail	5.9%
Pharmaceuticals	5.0%
Technology Hardware, Storage & Peripherals	4.8%
Financial Services	3.8%
Entertainment	3.7%
Specialty Retail	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	10.4%
Microsoft Corp.	8.5%
Amazon.com, Inc.	5.9%
Alphabet, Inc., Class C	5.0%
Apple, Inc.	4.8%
Meta Platforms, Inc., Class A	4.2%
Eli Lilly & Co.	3.8%
Mastercard, Inc., Class A	3.0%
Netflix, Inc.	2.3%
ServiceNow, Inc.	2.3%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Growth Fund” to “NYLI WMC Growth Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Growth Fund” to “NYLI WMC Growth Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000123763 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay California Muni Fund (formerly known as MainStay MacKay California Tax Free Opportunities Fund)
Class Name	Class A
Trading Symbol	MSCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$80	0.75%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%	[85]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg California Municipal Bond Index was primarily driven by yield curve positioning and security selection. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing beyond 15 years. The Fund maintained overweight exposure to longer maturity bonds as municipal/Treasury levels in the intermediate segment were at rich levels.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to, and security selection in, the special tax category	Contributed
Geographic	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long-end of the curve outperformed the short-end	Contributed
Credit rating	Out-of-Index allocation to non-rated credits, driven by security selection	Contributed
Sector	Underweight allocation to the state general obligation category, primarily due to yield curve positioning	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	2/28/2013	8.67%	(0.02)%	2.27%
Class A Shares - Excluding sales charges		12.03%	0.91%)	2.75%
Bloomberg Municipal Bond Index[1]		9.70%%	1.05)%%	2.30%%
Bloomberg California Municipal Bond Index[2]		9.32%%	1.01)%%	2.27%%
Morningstar Muni California Long Category Average[3]		12.71%%	0.77)%%	2.24%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg California Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg California Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,285,473,730
Holdings Count | Holding	383
Advisory Fees Paid, Amount	$ 5,111,366
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,285,473,730%
Total number of portfolio holdings	$383%
Total advisory fees paid	$5,111,366%
Portfolio turnover rate	$40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 2/1/52-8/1/55	5.1%
State of California, 4.00%-5.50%, due 3/1/36-8/1/49	4.6%
California Infrastructure & Economic Development Bank, 3.00%-5.25%, due 8/1/29-1/1/55	4.5%
California Municipal Finance Authority, 4.00%-5.25%, due 8/1/26-12/1/54	4.3%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/32-5/1/50	3.7%
Southern California Public Power Authority, 5.161%-5.25%, due 11/1/38-7/1/53	2.9%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/41-12/1/49	2.8%
Nuveen California AMT-Free Quality Municipal Income Fund, 3.69%, due 10/1/47	2.5%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
* Excluding short-term investments
Top Industries
General Obligation	28.1%
Other Revenue	24.5%
Transportation	15.5%
Water & Sewer	7.6%
Hospital	7.2%
Education	6.0%
General	4.7%
Utilities	4.2%
Housing	1.5%
Certificate of Participation/Lease	1.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 2/1/52-8/1/55	5.1%
State of California, 4.00%-5.50%, due 3/1/36-8/1/49	4.6%
California Infrastructure & Economic Development Bank, 3.00%-5.25%, due 8/1/29-1/1/55	4.5%
California Municipal Finance Authority, 4.00%-5.25%, due 8/1/26-12/1/54	4.3%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/32-5/1/50	3.7%
Southern California Public Power Authority, 5.161%-5.25%, due 11/1/38-7/1/53	2.9%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/41-12/1/49	2.8%
Nuveen California AMT-Free Quality Municipal Income Fund, 3.69%, due 10/1/47	2.5%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay California Tax Free Opportunities Fund” to “NYLI MacKay California Muni Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Robert DiMella, Michael Petty, Frances Lewis, Michael Denlinger and Michael Perilli are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay California Tax Free Opportunities Fund” to “NYLI MacKay California Muni Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000123764 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay California Muni Fund (formerly known as MainStay MacKay California Tax Free Opportunities Fund)
Class Name	Class C
Trading Symbol	MSCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$109	1.03%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.03%	[86]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg California Municipal Bond Index was primarily driven by yield curve positioning and security selection. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing beyond 15 years. The Fund maintained overweight exposure to longer maturity bonds as municipal/Treasury levels in the intermediate segment were at rich levels.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to, and security selection in, the special tax category	Contributed
Geographic	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long-end of the curve outperformed the short-end	Contributed
Credit rating	Out-of-Index allocation to non-rated credits, driven by security selection	Contributed
Sector	Underweight allocation to the state general obligation category, primarily due to yield curve positioning	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	2/28/2013	10.71%	0.61%	2.46%
Class C Shares - Excluding sales charges		11.71%	0.61%	2.46%
Bloomberg Municipal Bond Index[1]		9.70%%	1.05%%	2.30%%
Bloomberg California Municipal Bond Index[2]		9.32%%	1.01%%	2.27%%
Morningstar Muni California Long Category Average[3]		12.71%%	0.77%%	2.24%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg California Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg California Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,285,473,730
Holdings Count | Holding	383
Advisory Fees Paid, Amount	$ 5,111,366
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,285,473,730%
Total number of portfolio holdings	$383%
Total advisory fees paid	$5,111,366%
Portfolio turnover rate	$40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 2/1/52-8/1/55	5.1%
State of California, 4.00%-5.50%, due 3/1/36-8/1/49	4.6%
California Infrastructure & Economic Development Bank, 3.00%-5.25%, due 8/1/29-1/1/55	4.5%
California Municipal Finance Authority, 4.00%-5.25%, due 8/1/26-12/1/54	4.3%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/32-5/1/50	3.7%
Southern California Public Power Authority, 5.161%-5.25%, due 11/1/38-7/1/53	2.9%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/41-12/1/49	2.8%
Nuveen California AMT-Free Quality Municipal Income Fund, 3.69%, due 10/1/47	2.5%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
* Excluding short-term investments
Top Industries
General Obligation	28.1%
Other Revenue	24.5%
Transportation	15.5%
Water & Sewer	7.6%
Hospital	7.2%
Education	6.0%
General	4.7%
Utilities	4.2%
Housing	1.5%
Certificate of Participation/Lease	1.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 2/1/52-8/1/55	5.1%
State of California, 4.00%-5.50%, due 3/1/36-8/1/49	4.6%
California Infrastructure & Economic Development Bank, 3.00%-5.25%, due 8/1/29-1/1/55	4.5%
California Municipal Finance Authority, 4.00%-5.25%, due 8/1/26-12/1/54	4.3%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/32-5/1/50	3.7%
Southern California Public Power Authority, 5.161%-5.25%, due 11/1/38-7/1/53	2.9%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/41-12/1/49	2.8%
Nuveen California AMT-Free Quality Municipal Income Fund, 3.69%, due 10/1/47	2.5%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay California Tax Free Opportunities Fund” to “NYLI MacKay California Muni Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Robert DiMella, Michael Petty, Frances Lewis, Michael Denlinger and Michael Perilli are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay California Tax Free Opportunities Fund” to “NYLI MacKay California Muni Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000221676 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay California Muni Fund (formerly known as MainStay MacKay California Tax Free Opportunities Fund)
Class Name	Class C2
Trading Symbol	MCAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C2	$125	1.18%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.18%	[87]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg California Municipal Bond Index was primarily driven by yield curve positioning and security selection. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing beyond 15 years. The Fund maintained overweight exposure to longer maturity bonds as municipal/Treasury levels in the intermediate segment were at rich levels.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to, and security selection in, the special tax category	Contributed
Geographic	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long-end of the curve outperformed the short-end	Contributed
Credit rating	Out-of-Index allocation to non-rated credits, driven by security selection	Contributed
Sector	Underweight allocation to the state general obligation category, primarily due to yield curve positioning	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class C2 Shares - Including sales charges	8/31/2020	10.55%	(0.01)%
Class C2 Shares - Excluding sales charges		11.55%	(0.01)%
Bloomberg Municipal Bond Index[1]		9.70%%	0.34)%%
Bloomberg California Municipal Bond Index[2]		9.32%%	0.27)%%
Morningstar Muni California Long Category Average[3]		12.71%%	0.27)%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg California Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg California Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,285,473,730
Holdings Count | Holding	383
Advisory Fees Paid, Amount	$ 5,111,366
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,285,473,730%
Total number of portfolio holdings	$383%
Total advisory fees paid	$5,111,366%
Portfolio turnover rate	$40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 2/1/52-8/1/55	5.1%
State of California, 4.00%-5.50%, due 3/1/36-8/1/49	4.6%
California Infrastructure & Economic Development Bank, 3.00%-5.25%, due 8/1/29-1/1/55	4.5%
California Municipal Finance Authority, 4.00%-5.25%, due 8/1/26-12/1/54	4.3%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/32-5/1/50	3.7%
Southern California Public Power Authority, 5.161%-5.25%, due 11/1/38-7/1/53	2.9%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/41-12/1/49	2.8%
Nuveen California AMT-Free Quality Municipal Income Fund, 3.69%, due 10/1/47	2.5%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
* Excluding short-term investments
Top Industries
General Obligation	28.1%
Other Revenue	24.5%
Transportation	15.5%
Water & Sewer	7.6%
Hospital	7.2%
Education	6.0%
General	4.7%
Utilities	4.2%
Housing	1.5%
Certificate of Participation/Lease	1.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 2/1/52-8/1/55	5.1%
State of California, 4.00%-5.50%, due 3/1/36-8/1/49	4.6%
California Infrastructure & Economic Development Bank, 3.00%-5.25%, due 8/1/29-1/1/55	4.5%
California Municipal Finance Authority, 4.00%-5.25%, due 8/1/26-12/1/54	4.3%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/32-5/1/50	3.7%
Southern California Public Power Authority, 5.161%-5.25%, due 11/1/38-7/1/53	2.9%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/41-12/1/49	2.8%
Nuveen California AMT-Free Quality Municipal Income Fund, 3.69%, due 10/1/47	2.5%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay California Tax Free Opportunities Fund” to “NYLI MacKay California Muni Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Robert DiMella, Michael Petty, Frances Lewis, Michael Denlinger and Michael Perilli are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay California Tax Free Opportunities Fund” to “NYLI MacKay California Muni Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000123765 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay California Muni Fund (formerly known as MainStay MacKay California Tax Free Opportunities Fund)
Class Name	Class I
Trading Symbol	MCOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$53	0.50%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%	[88]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg California Municipal Bond Index was primarily driven by yield curve positioning and security selection. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing beyond 15 years. The Fund maintained overweight exposure to longer maturity bonds as municipal/Treasury levels in the intermediate segment were at rich levels.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to, and security selection in, the special tax category	Contributed
Geographic	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long-end of the curve outperformed the short-end	Contributed
Credit rating	Out-of-Index allocation to non-rated credits, driven by security selection	Contributed
Sector	Underweight allocation to the state general obligation category, primarily due to yield curve positioning	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	2/28/2013	12.31%	1.16%	3.01%
Bloomberg Municipal Bond Index[1]		9.70%%	1.05%%	2.30%%
Bloomberg California Municipal Bond Index[2]		9.32%%	1.01%%	2.27%%
Morningstar Muni California Long Category Average[3]		12.71%%	0.77%%	2.24%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg California Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg California Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,285,473,730
Holdings Count | Holding	383
Advisory Fees Paid, Amount	$ 5,111,366
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,285,473,730%
Total number of portfolio holdings	$383%
Total advisory fees paid	$5,111,366%
Portfolio turnover rate	$40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 2/1/52-8/1/55	5.1%
State of California, 4.00%-5.50%, due 3/1/36-8/1/49	4.6%
California Infrastructure & Economic Development Bank, 3.00%-5.25%, due 8/1/29-1/1/55	4.5%
California Municipal Finance Authority, 4.00%-5.25%, due 8/1/26-12/1/54	4.3%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/32-5/1/50	3.7%
Southern California Public Power Authority, 5.161%-5.25%, due 11/1/38-7/1/53	2.9%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/41-12/1/49	2.8%
Nuveen California AMT-Free Quality Municipal Income Fund, 3.69%, due 10/1/47	2.5%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
* Excluding short-term investments
Top Industries
General Obligation	28.1%
Other Revenue	24.5%
Transportation	15.5%
Water & Sewer	7.6%
Hospital	7.2%
Education	6.0%
General	4.7%
Utilities	4.2%
Housing	1.5%
Certificate of Participation/Lease	1.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 2/1/52-8/1/55	5.1%
State of California, 4.00%-5.50%, due 3/1/36-8/1/49	4.6%
California Infrastructure & Economic Development Bank, 3.00%-5.25%, due 8/1/29-1/1/55	4.5%
California Municipal Finance Authority, 4.00%-5.25%, due 8/1/26-12/1/54	4.3%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/32-5/1/50	3.7%
Southern California Public Power Authority, 5.161%-5.25%, due 11/1/38-7/1/53	2.9%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/41-12/1/49	2.8%
Nuveen California AMT-Free Quality Municipal Income Fund, 3.69%, due 10/1/47	2.5%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay California Tax Free Opportunities Fund” to “NYLI MacKay California Muni Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Robert DiMella, Michael Petty, Frances Lewis, Michael Denlinger and Michael Perilli are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay California Tax Free Opportunities Fund” to “NYLI MacKay California Muni Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000185950 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay California Muni Fund (formerly known as MainStay MacKay California Tax Free Opportunities Fund)
Class Name	Class R6
Trading Symbol	MSODX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg California Municipal Bond Index was primarily driven by yield curve positioning and security selection. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing beyond 15 years. The Fund maintained overweight exposure to longer maturity bonds as municipal/Treasury levels in the intermediate segment were at rich levels.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to, and security selection in, the special tax category	Contributed
Geographic	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long-end of the curve outperformed the short-end	Contributed
Credit rating	Out-of-Index allocation to non-rated credits, driven by security selection	Contributed
Sector	Underweight allocation to the state general obligation category, primarily due to yield curve positioning	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	12.44%	1.20%	1.20%
Bloomberg Municipal Bond Index[1]		9.70%%	1.05%%	1.05%%
Bloomberg California Municipal Bond Index[2]		9.32%%	1.01%%	1.01%%
Morningstar Muni California Long Category Average[3]		12.71%%	0.77%%	0.77%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg California Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg California Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,285,473,730
Holdings Count | Holding	383
Advisory Fees Paid, Amount	$ 5,111,366
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,285,473,730%
Total number of portfolio holdings	$383%
Total advisory fees paid	$5,111,366%
Portfolio turnover rate	$40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 2/1/52-8/1/55	5.1%
State of California, 4.00%-5.50%, due 3/1/36-8/1/49	4.6%
California Infrastructure & Economic Development Bank, 3.00%-5.25%, due 8/1/29-1/1/55	4.5%
California Municipal Finance Authority, 4.00%-5.25%, due 8/1/26-12/1/54	4.3%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/32-5/1/50	3.7%
Southern California Public Power Authority, 5.161%-5.25%, due 11/1/38-7/1/53	2.9%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/41-12/1/49	2.8%
Nuveen California AMT-Free Quality Municipal Income Fund, 3.69%, due 10/1/47	2.5%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
* Excluding short-term investments
Top Industries
General Obligation	28.1%
Other Revenue	24.5%
Transportation	15.5%
Water & Sewer	7.6%
Hospital	7.2%
Education	6.0%
General	4.7%
Utilities	4.2%
Housing	1.5%
Certificate of Participation/Lease	1.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 2/1/52-8/1/55	5.1%
State of California, 4.00%-5.50%, due 3/1/36-8/1/49	4.6%
California Infrastructure & Economic Development Bank, 3.00%-5.25%, due 8/1/29-1/1/55	4.5%
California Municipal Finance Authority, 4.00%-5.25%, due 8/1/26-12/1/54	4.3%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/32-5/1/50	3.7%
Southern California Public Power Authority, 5.161%-5.25%, due 11/1/38-7/1/53	2.9%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/41-12/1/49	2.8%
Nuveen California AMT-Free Quality Municipal Income Fund, 3.69%, due 10/1/47	2.5%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay California Tax Free Opportunities Fund” to “NYLI MacKay California Muni Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Robert DiMella, Michael Petty, Frances Lewis, Michael Denlinger and Michael Perilli are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay California Tax Free Opportunities Fund” to “NYLI MacKay California Muni Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000123766 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay California Muni Fund (formerly known as MainStay MacKay California Tax Free Opportunities Fund)
Class Name	Investor Class
Trading Symbol	MSCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$83	0.78%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.78%	[89]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg California Municipal Bond Index was primarily driven by yield curve positioning and security selection. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing beyond 15 years. The Fund maintained overweight exposure to longer maturity bonds as municipal/Treasury levels in the intermediate segment were at rich levels.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Sector	Overweight allocation to, and security selection in, the special tax category	Contributed
Geographic	Overweight allocation to Puerto Rico credits, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long-end of the curve outperformed the short-end	Contributed
Credit rating	Out-of-Index allocation to non-rated credits, driven by security selection	Contributed
Sector	Underweight allocation to the state general obligation category, primarily due to yield curve positioning	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2013	9.19%	(0.04)%	2.24%
Investor Class Shares - Excluding sales charges		11.99%	0.88%)	2.72%
Bloomberg Municipal Bond Index[1]		9.70%%	1.05)%%	2.30%%
Bloomberg California Municipal Bond Index[2]		9.32%%	1.01)%%	2.27%%
Morningstar Muni California Long Category Average[3]		12.71%%	0.77)%%	2.24%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg California Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

3.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg California Municipal Bond Index. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,285,473,730
Holdings Count | Holding	383
Advisory Fees Paid, Amount	$ 5,111,366
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,285,473,730%
Total number of portfolio holdings	$383%
Total advisory fees paid	$5,111,366%
Portfolio turnover rate	$40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 2/1/52-8/1/55	5.1%
State of California, 4.00%-5.50%, due 3/1/36-8/1/49	4.6%
California Infrastructure & Economic Development Bank, 3.00%-5.25%, due 8/1/29-1/1/55	4.5%
California Municipal Finance Authority, 4.00%-5.25%, due 8/1/26-12/1/54	4.3%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/32-5/1/50	3.7%
Southern California Public Power Authority, 5.161%-5.25%, due 11/1/38-7/1/53	2.9%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/41-12/1/49	2.8%
Nuveen California AMT-Free Quality Municipal Income Fund, 3.69%, due 10/1/47	2.5%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
* Excluding short-term investments
Top Industries
General Obligation	28.1%
Other Revenue	24.5%
Transportation	15.5%
Water & Sewer	7.6%
Hospital	7.2%
Education	6.0%
General	4.7%
Utilities	4.2%
Housing	1.5%
Certificate of Participation/Lease	1.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 4.00%-5.50%, due 2/1/52-8/1/55	5.1%
State of California, 4.00%-5.50%, due 3/1/36-8/1/49	4.6%
California Infrastructure & Economic Development Bank, 3.00%-5.25%, due 8/1/29-1/1/55	4.5%
California Municipal Finance Authority, 4.00%-5.25%, due 8/1/26-12/1/54	4.3%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/32-5/1/50	3.7%
Southern California Public Power Authority, 5.161%-5.25%, due 11/1/38-7/1/53	2.9%
Los Angeles County Public Works Financing Authority, 5.00%-5.50%, due 12/1/41-12/1/49	2.8%
Nuveen California AMT-Free Quality Municipal Income Fund, 3.69%, due 10/1/47	2.5%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay California Tax Free Opportunities Fund” to “NYLI MacKay California Muni Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Robert DiMella, Michael Petty, Frances Lewis, Michael Denlinger and Michael Perilli are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay California Tax Free Opportunities Fund” to “NYLI MacKay California Muni Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000170407 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch Capital Growth Fund (formerly known as MainStay Epoch Capital Growth Fund)
Class Name	Class A
Trading Symbol	MECDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch Capital Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$131	1.15%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.15%	[90]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI World Index (Net) was primarily affected by systematic characteristics in addition to stock-specific risks. Style and industry characteristics generally detracted from relative returns, while country and currency characteristics contributed positively.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Profitability	Overweight exposure to stocks with strong profitability characteristics	Contributed
Arista Networks	Overweight exposure	Contributed
Value	Underweight exposure to stocks with strong value characteristics	Detracted
Size	Overweight exposure to smaller-cap stocks	Detracted
NVIDIA	Underweight exposure	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	6/30/2016	21.59%	12.95%	12.75%
Class A Shares - Excluding sales charges		28.67%	14.24%	13.52%
MSCI World Index (Net)[1]		33.68%%	12.03%%	11.83%%
Morningstar Global Large Stock Growth Category Average[2]		32.71%%	10.82%%	11.18%%
1.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Morningstar Global Large Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 172,060,486
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 1,137,523
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$172,060,486%
Total number of portfolio holdings	$105%
Total advisory fees paid	$1,137,523%
Portfolio turnover rate	$33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Ameriprise Financial, Inc.	2.1%
Meta Platforms, Inc., Class A	1.9%
Arista Networks, Inc.	1.9%
Paychex, Inc.	1.8%
LPL Financial Holdings, Inc.	1.8%
Industria de Diseno Textil SA	1.8%
QUALCOMM, Inc.	1.7%
Costco Wholesale Corp.	1.7%
Mastercard, Inc., Class A	1.7%
Broadcom, Inc.	1.6%
* Excluding short-term investments
Country Composition
United States	67.8%
China	3.0%
Japan	2.8%
Taiwan	2.6%
Switzerland	2.6%
United Kingdom	2.5%
Spain	2.4%
Sweden	2.1%
Australia	2.0%
Canada	1.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Ameriprise Financial, Inc.	2.1%
Meta Platforms, Inc., Class A	1.9%
Arista Networks, Inc.	1.9%
Paychex, Inc.	1.8%
LPL Financial Holdings, Inc.	1.8%
Industria de Diseno Textil SA	1.8%
QUALCOMM, Inc.	1.7%
Costco Wholesale Corp.	1.7%
Mastercard, Inc., Class A	1.7%
Broadcom, Inc.	1.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch Capital Growth Fund” to “NYLI Epoch Capital Growth Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
Effective March 31, 2024, Mr. Priest no longer serves as portfolio manager of the Fund.
As of July 1, 2024, Michael A. Welhoelter, Steven D. Bleiberg, David J. Siino and Lin Lin are portfolio managers of the Fund. Effective on or about December 31, 2024, Mr. Welhoelter will retire from the Subadvisor, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch Capital Growth Fund” to “NYLI Epoch Capital Growth Fund.” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000170408 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch Capital Growth Fund (formerly known as MainStay Epoch Capital Growth Fund)
Class Name	Class C
Trading Symbol	MECEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch Capital Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$245	2.15%

Expenses Paid, Amount	$ 245
Expense Ratio, Percent	2.15%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI World Index (Net) was primarily affected by systematic characteristics in addition to stock-specific risks. Style and industry characteristics generally detracted from relative returns, while country and currency characteristics contributed positively.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Profitability	Overweight exposure to stocks with strong profitability characteristics	Contributed
Arista Networks	Overweight exposure	Contributed
Value	Underweight exposure to stocks with strong value characteristics	Detracted
Size	Overweight exposure to smaller-cap stocks	Detracted
NVIDIA	Underweight exposure	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	6/30/2016	26.40%	13.12%	12.42%
Class C Shares - Excluding sales charges		27.40%	13.12%	12.42%
MSCI World Index (Net)[1]		33.68%%	12.03%%	11.83%%
Morningstar Global Large Stock Growth Category Average[2]		32.71%%	10.82%%	11.18%%
1.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Morningstar Global Large Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 172,060,486
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 1,137,523
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$172,060,486%
Total number of portfolio holdings	$105%
Total advisory fees paid	$1,137,523%
Portfolio turnover rate	$33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Ameriprise Financial, Inc.	2.1%
Meta Platforms, Inc., Class A	1.9%
Arista Networks, Inc.	1.9%
Paychex, Inc.	1.8%
LPL Financial Holdings, Inc.	1.8%
Industria de Diseno Textil SA	1.8%
QUALCOMM, Inc.	1.7%
Costco Wholesale Corp.	1.7%
Mastercard, Inc., Class A	1.7%
Broadcom, Inc.	1.6%
* Excluding short-term investments
Country Composition
United States	67.8%
China	3.0%
Japan	2.8%
Taiwan	2.6%
Switzerland	2.6%
United Kingdom	2.5%
Spain	2.4%
Sweden	2.1%
Australia	2.0%
Canada	1.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Ameriprise Financial, Inc.	2.1%
Meta Platforms, Inc., Class A	1.9%
Arista Networks, Inc.	1.9%
Paychex, Inc.	1.8%
LPL Financial Holdings, Inc.	1.8%
Industria de Diseno Textil SA	1.8%
QUALCOMM, Inc.	1.7%
Costco Wholesale Corp.	1.7%
Mastercard, Inc., Class A	1.7%
Broadcom, Inc.	1.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch Capital Growth Fund” to “NYLI Epoch Capital Growth Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
Effective March 31, 2024, Mr. Priest no longer serves as portfolio manager of the Fund.
As of July 1, 2024, Michael A. Welhoelter, Steven D. Bleiberg, David J. Siino and Lin Lin are portfolio managers of the Fund. Effective on or about December 31, 2024, Mr. Welhoelter will retire from the Subadvisor, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch Capital Growth Fund” to “NYLI Epoch Capital Growth Fund.” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000170409 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch Capital Growth Fund (formerly known as MainStay Epoch Capital Growth Fund)
Class Name	Class I
Trading Symbol	MECFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch Capital Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$103	0.90%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.90%	[91]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI World Index (Net) was primarily affected by systematic characteristics in addition to stock-specific risks. Style and industry characteristics generally detracted from relative returns, while country and currency characteristics contributed positively.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Profitability	Overweight exposure to stocks with strong profitability characteristics	Contributed
Arista Networks	Overweight exposure	Contributed
Value	Underweight exposure to stocks with strong value characteristics	Detracted
Size	Overweight exposure to smaller-cap stocks	Detracted
NVIDIA	Underweight exposure	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class I Shares	6/30/2016	29.09%	14.54%	13.80%
MSCI World Index (Net)[1]		33.68%%	12.03%%	11.83%%
Morningstar Global Large Stock Growth Category Average[2]		32.71%%	10.82%%	11.18%%
1.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Morningstar Global Large Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 172,060,486
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 1,137,523
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$172,060,486%
Total number of portfolio holdings	$105%
Total advisory fees paid	$1,137,523%
Portfolio turnover rate	$33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Ameriprise Financial, Inc.	2.1%
Meta Platforms, Inc., Class A	1.9%
Arista Networks, Inc.	1.9%
Paychex, Inc.	1.8%
LPL Financial Holdings, Inc.	1.8%
Industria de Diseno Textil SA	1.8%
QUALCOMM, Inc.	1.7%
Costco Wholesale Corp.	1.7%
Mastercard, Inc., Class A	1.7%
Broadcom, Inc.	1.6%
* Excluding short-term investments
Country Composition
United States	67.8%
China	3.0%
Japan	2.8%
Taiwan	2.6%
Switzerland	2.6%
United Kingdom	2.5%
Spain	2.4%
Sweden	2.1%
Australia	2.0%
Canada	1.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Ameriprise Financial, Inc.	2.1%
Meta Platforms, Inc., Class A	1.9%
Arista Networks, Inc.	1.9%
Paychex, Inc.	1.8%
LPL Financial Holdings, Inc.	1.8%
Industria de Diseno Textil SA	1.8%
QUALCOMM, Inc.	1.7%
Costco Wholesale Corp.	1.7%
Mastercard, Inc., Class A	1.7%
Broadcom, Inc.	1.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch Capital Growth Fund” to “NYLI Epoch Capital Growth Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
Effective March 31, 2024, Mr. Priest no longer serves as portfolio manager of the Fund.
As of July 1, 2024, Michael A. Welhoelter, Steven D. Bleiberg, David J. Siino and Lin Lin are portfolio managers of the Fund. Effective on or about December 31, 2024, Mr. Welhoelter will retire from the Subadvisor, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch Capital Growth Fund” to “NYLI Epoch Capital Growth Fund.” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000170410 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Epoch Capital Growth Fund (formerly known as MainStay Epoch Capital Growth Fund)
Class Name	Investor Class
Trading Symbol	MECVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Epoch Capital Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$161	1.41%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.41%	[92]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI World Index (Net) was primarily affected by systematic characteristics in addition to stock-specific risks. Style and industry characteristics generally detracted from relative returns, while country and currency characteristics contributed positively.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Profitability	Overweight exposure to stocks with strong profitability characteristics	Contributed
Arista Networks	Overweight exposure	Contributed
Value	Underweight exposure to stocks with strong value characteristics	Detracted
Size	Overweight exposure to smaller-cap stocks	Detracted
NVIDIA	Underweight exposure	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Investor Class Shares - Including sales charges	6/30/2016	21.98%	12.66%	12.49%
Investor Class Shares - Excluding sales charges		28.40%	13.94%	13.25%
MSCI World Index (Net)[1]		33.68%%	12.03%%	11.83%%
Morningstar Global Large Stock Growth Category Average[2]		32.71%%	10.82%%	11.18%%
1.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Morningstar Global Large Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 172,060,486
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 1,137,523
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$172,060,486%
Total number of portfolio holdings	$105%
Total advisory fees paid	$1,137,523%
Portfolio turnover rate	$33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Ameriprise Financial, Inc.	2.1%
Meta Platforms, Inc., Class A	1.9%
Arista Networks, Inc.	1.9%
Paychex, Inc.	1.8%
LPL Financial Holdings, Inc.	1.8%
Industria de Diseno Textil SA	1.8%
QUALCOMM, Inc.	1.7%
Costco Wholesale Corp.	1.7%
Mastercard, Inc., Class A	1.7%
Broadcom, Inc.	1.6%
* Excluding short-term investments
Country Composition
United States	67.8%
China	3.0%
Japan	2.8%
Taiwan	2.6%
Switzerland	2.6%
United Kingdom	2.5%
Spain	2.4%
Sweden	2.1%
Australia	2.0%
Canada	1.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Ameriprise Financial, Inc.	2.1%
Meta Platforms, Inc., Class A	1.9%
Arista Networks, Inc.	1.9%
Paychex, Inc.	1.8%
LPL Financial Holdings, Inc.	1.8%
Industria de Diseno Textil SA	1.8%
QUALCOMM, Inc.	1.7%
Costco Wholesale Corp.	1.7%
Mastercard, Inc., Class A	1.7%
Broadcom, Inc.	1.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch Capital Growth Fund” to “NYLI Epoch Capital Growth Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
Effective March 31, 2024, Mr. Priest no longer serves as portfolio manager of the Fund.
As of July 1, 2024, Michael A. Welhoelter, Steven D. Bleiberg, David J. Siino and Lin Lin are portfolio managers of the Fund. Effective on or about December 31, 2024, Mr. Welhoelter will retire from the Subadvisor, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Epoch Capital Growth Fund” to “NYLI Epoch Capital Growth Fund.” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process Epoch Investment Partners, Inc. (the "Subadvisor") uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000194050 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Candriam Emerging Markets Equity Fund (formerly known as MainStay Candriam Emerging Markets Equity Fund)
Class Name	Class A
Trading Symbol	MCYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$152	1.35%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.35%	[93]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI Emerging Markets Index (Net) was primarily affected by security selection. Returns benefited particularly from security selection in India and Turkey, and by artificial intelligence (“AI”) related investments.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Asia technology-related	Bolstered by the AI trend, robust pipelines and positive long-term outlooks, especially in Taiwan and Korea	Contributed
Turkey	Selection in financial and consumer sectors (benefited from the Turkish central bank's shift to orthodox policies)	Contributed
Korea financials	Benefited from the government's initiative to improve corporate governance	Contributed
India consumer-related	Supported by the country's strong growth and rising consumption	Contributed
China real estate	Underweight allocation to an area benefiting from China's stimulus boost	Detracted
India utilities	Underweight allocation (due to valuation concerns) to a leading sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	11/15/2017	19.36%	2.92%	0.58%
Class A Shares - Excluding sales charges		26.30%	4.09%	1.40%
MSCI Emerging Markets Index (Net)[1]		25.32%	3.93%	2.59%
Morningstar Diversified Emerging Markets Category Average[2]		23.07%	4.25%	2.47%
1.
The Fund has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

2.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 15, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 122,954,287
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 1,202,778
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$122,954,287%
Total number of portfolio holdings	$109%
Total advisory fees paid	$1,202,778%
Portfolio turnover rate	$101%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	10.6%
Tencent Holdings Ltd.	5.2%
Alibaba Group Holding Ltd.	3.0%
Meituan	2.8%
Samsung Electronics Co. Ltd.	2.6%
Bharti Airtel Ltd.	2.1%
ICICI Bank Ltd.	2.0%
Capitec Bank Holdings Ltd.	1.8%
Gold Fields Ltd.	1.7%
Xiaomi Corp., Class B	1.6%
* Excluding short-term investments
Country Composition
China	31.6%
Taiwan	17.6%
India	16.4%
Republic of Korea	9.6%
Brazil	5.8%
South Africa	5.6%
Saudi Arabia	2.8%
Mexico	2.0%
Argentina	1.8%
Thailand	1.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	10.6%
Tencent Holdings Ltd.	5.2%
Alibaba Group Holding Ltd.	3.0%
Meituan	2.8%
Samsung Electronics Co. Ltd.	2.6%
Bharti Airtel Ltd.	2.1%
ICICI Bank Ltd.	2.0%
Capitec Bank Holdings Ltd.	1.8%
Gold Fields Ltd.	1.7%
Xiaomi Corp., Class B	1.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Candriam Emerging Markets Equity Fund” to “NYLI Candriam Emerging Markets Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Candriam Emerging Markets Equity Fund” to “NYLI Candriam Emerging Markets Equity Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000194051 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Candriam Emerging Markets Equity Fund (formerly known as MainStay Candriam Emerging Markets Equity Fund)
Class Name	Class C
Trading Symbol	MCYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$251	2.23%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 251
Expense Ratio, Percent	2.23%	[94]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI Emerging Markets Index (Net) was primarily affected by security selection. Returns benefited particularly from security selection in India and Turkey, and by artificial intelligence (“AI”) related investments.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Asia technology-related	Bolstered by the AI trend, robust pipelines and positive long-term outlooks, especially in Taiwan and Korea	Contributed
Turkey	Selection in financial and consumer sectors (benefited from the Turkish central bank's shift to orthodox policies)	Contributed
Korea financials	Benefited from the government's initiative to improve corporate governance	Contributed
India consumer-related	Supported by the country's strong growth and rising consumption	Contributed
China real estate	Underweight allocation to an area benefiting from China's stimulus boost	Detracted
India utilities	Underweight allocation (due to valuation concerns) to a leading sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	11/15/2017	24.31%	3.23%	0.53%
Class C Shares - Excluding sales charges		25.31%	3.23%	0.53%
MSCI Emerging Markets Index (Net)[1]		25.32%	3.93%	2.59%
Morningstar Diversified Emerging Markets Category Average[2]		23.07%	4.25%	2.47%
1.
The Fund has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

2.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 15, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 122,954,287
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 1,202,778
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$122,954,287%
Total number of portfolio holdings	$109%
Total advisory fees paid	$1,202,778%
Portfolio turnover rate	$101%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	10.6%
Tencent Holdings Ltd.	5.2%
Alibaba Group Holding Ltd.	3.0%
Meituan	2.8%
Samsung Electronics Co. Ltd.	2.6%
Bharti Airtel Ltd.	2.1%
ICICI Bank Ltd.	2.0%
Capitec Bank Holdings Ltd.	1.8%
Gold Fields Ltd.	1.7%
Xiaomi Corp., Class B	1.6%
* Excluding short-term investments
Country Composition
China	31.6%
Taiwan	17.6%
India	16.4%
Republic of Korea	9.6%
Brazil	5.8%
South Africa	5.6%
Saudi Arabia	2.8%
Mexico	2.0%
Argentina	1.8%
Thailand	1.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	10.6%
Tencent Holdings Ltd.	5.2%
Alibaba Group Holding Ltd.	3.0%
Meituan	2.8%
Samsung Electronics Co. Ltd.	2.6%
Bharti Airtel Ltd.	2.1%
ICICI Bank Ltd.	2.0%
Capitec Bank Holdings Ltd.	1.8%
Gold Fields Ltd.	1.7%
Xiaomi Corp., Class B	1.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Candriam Emerging Markets Equity Fund” to “NYLI Candriam Emerging Markets Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Candriam Emerging Markets Equity Fund” to “NYLI Candriam Emerging Markets Equity Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000194052 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Candriam Emerging Markets Equity Fund (formerly known as MainStay Candriam Emerging Markets Equity Fund)
Class Name	Class I
Trading Symbol	MCYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$115	1.01%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.01%	[95]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI Emerging Markets Index (Net) was primarily affected by security selection. Returns benefited particularly from security selection in India and Turkey, and by artificial intelligence (“AI”) related investments.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Asia technology-related	Bolstered by the AI trend, robust pipelines and positive long-term outlooks, especially in Taiwan and Korea	Contributed
Turkey	Selection in financial and consumer sectors (benefited from the Turkish central bank's shift to orthodox policies)	Contributed
Korea financials	Benefited from the government's initiative to improve corporate governance	Contributed
India consumer-related	Supported by the country's strong growth and rising consumption	Contributed
China real estate	Underweight allocation to an area benefiting from China's stimulus boost	Detracted
India utilities	Underweight allocation (due to valuation concerns) to a leading sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class I Shares	11/15/2017	26.82%	4.47%	1.75%
MSCI Emerging Markets Index (Net)[1]		25.32%	3.93%	2.59%
Morningstar Diversified Emerging Markets Category Average[2]		23.07%	4.25%	2.47%
1.
The Fund has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

2.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 15, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 122,954,287
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 1,202,778
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$122,954,287%
Total number of portfolio holdings	$109%
Total advisory fees paid	$1,202,778%
Portfolio turnover rate	$101%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	10.6%
Tencent Holdings Ltd.	5.2%
Alibaba Group Holding Ltd.	3.0%
Meituan	2.8%
Samsung Electronics Co. Ltd.	2.6%
Bharti Airtel Ltd.	2.1%
ICICI Bank Ltd.	2.0%
Capitec Bank Holdings Ltd.	1.8%
Gold Fields Ltd.	1.7%
Xiaomi Corp., Class B	1.6%
* Excluding short-term investments
Country Composition
China	31.6%
Taiwan	17.6%
India	16.4%
Republic of Korea	9.6%
Brazil	5.8%
South Africa	5.6%
Saudi Arabia	2.8%
Mexico	2.0%
Argentina	1.8%
Thailand	1.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	10.6%
Tencent Holdings Ltd.	5.2%
Alibaba Group Holding Ltd.	3.0%
Meituan	2.8%
Samsung Electronics Co. Ltd.	2.6%
Bharti Airtel Ltd.	2.1%
ICICI Bank Ltd.	2.0%
Capitec Bank Holdings Ltd.	1.8%
Gold Fields Ltd.	1.7%
Xiaomi Corp., Class B	1.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Candriam Emerging Markets Equity Fund” to “NYLI Candriam Emerging Markets Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Candriam Emerging Markets Equity Fund” to “NYLI Candriam Emerging Markets Equity Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000194053 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Candriam Emerging Markets Equity Fund(formerly known as MainStay Candriam Emerging Markets Equity Fund)
Class Name	Class R6
Trading Symbol	MCYSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$115	1.01%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.01%	[96]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI Emerging Markets Index (Net) was primarily affected by security selection. Returns benefited particularly from security selection in India and Turkey, and by artificial intelligence (“AI”) related investments.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Asia technology-related	Bolstered by the AI trend, robust pipelines and positive long-term outlooks, especially in Taiwan and Korea	Contributed
Turkey	Selection in financial and consumer sectors (benefited from the Turkish central bank's shift to orthodox policies)	Contributed
Korea financials	Benefited from the government's initiative to improve corporate governance	Contributed
India consumer-related	Supported by the country's strong growth and rising consumption	Contributed
China real estate	Underweight allocation to an area benefiting from China's stimulus boost	Detracted
India utilities	Underweight allocation (due to valuation concerns) to a leading sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	11/15/2017	26.84%	4.47%	1.76%
MSCI Emerging Markets Index (Net)[1]		25.32%	3.93%	2.59%
Morningstar Diversified Emerging Markets Category Average[2]		23.07%	4.25%	2.47%
1.
The Fund has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

2.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 15, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 122,954,287
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 1,202,778
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$122,954,287%
Total number of portfolio holdings	$109%
Total advisory fees paid	$1,202,778%
Portfolio turnover rate	$101%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	10.6%
Tencent Holdings Ltd.	5.2%
Alibaba Group Holding Ltd.	3.0%
Meituan	2.8%
Samsung Electronics Co. Ltd.	2.6%
Bharti Airtel Ltd.	2.1%
ICICI Bank Ltd.	2.0%
Capitec Bank Holdings Ltd.	1.8%
Gold Fields Ltd.	1.7%
Xiaomi Corp., Class B	1.6%
* Excluding short-term investments
Country Composition
China	31.6%
Taiwan	17.6%
India	16.4%
Republic of Korea	9.6%
Brazil	5.8%
South Africa	5.6%
Saudi Arabia	2.8%
Mexico	2.0%
Argentina	1.8%
Thailand	1.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	10.6%
Tencent Holdings Ltd.	5.2%
Alibaba Group Holding Ltd.	3.0%
Meituan	2.8%
Samsung Electronics Co. Ltd.	2.6%
Bharti Airtel Ltd.	2.1%
ICICI Bank Ltd.	2.0%
Capitec Bank Holdings Ltd.	1.8%
Gold Fields Ltd.	1.7%
Xiaomi Corp., Class B	1.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Candriam Emerging Markets Equity Fund” to “NYLI Candriam Emerging Markets Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Candriam Emerging Markets Equity Fund” to “NYLI Candriam Emerging Markets Equity Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000194055 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Candriam Emerging Markets Equity Fund (formerly known as MainStay Candriam Emerging Markets Equity Fund)
Class Name	Investor Class
Trading Symbol	MCYVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$168	1.48%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.48%	[97]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the MSCI Emerging Markets Index (Net) was primarily affected by security selection. Returns benefited particularly from security selection in India and Turkey, and by artificial intelligence (“AI”) related investments.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Asia technology-related	Bolstered by the AI trend, robust pipelines and positive long-term outlooks, especially in Taiwan and Korea	Contributed
Turkey	Selection in financial and consumer sectors (benefited from the Turkish central bank's shift to orthodox policies)	Contributed
Korea financials	Benefited from the government's initiative to improve corporate governance	Contributed
India consumer-related	Supported by the country's strong growth and rising consumption	Contributed
China real estate	Underweight allocation to an area benefiting from China's stimulus boost	Detracted
India utilities	Underweight allocation (due to valuation concerns) to a leading sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Investor Class Shares - Including sales charges	11/15/2017	19.96%	2.81%	0.45%
Investor Class Shares - Excluding sales charges		26.27%	3.98%	1.27%
MSCI Emerging Markets Index (Net)[1]		25.32%	3.93%	2.59%
Morningstar Diversified Emerging Markets Category Average[2]		23.07%	4.25%	2.47%
1.
The Fund has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

2.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 15, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 122,954,287
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 1,202,778
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$122,954,287%
Total number of portfolio holdings	$109%
Total advisory fees paid	$1,202,778%
Portfolio turnover rate	$101%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	10.6%
Tencent Holdings Ltd.	5.2%
Alibaba Group Holding Ltd.	3.0%
Meituan	2.8%
Samsung Electronics Co. Ltd.	2.6%
Bharti Airtel Ltd.	2.1%
ICICI Bank Ltd.	2.0%
Capitec Bank Holdings Ltd.	1.8%
Gold Fields Ltd.	1.7%
Xiaomi Corp., Class B	1.6%
* Excluding short-term investments
Country Composition
China	31.6%
Taiwan	17.6%
India	16.4%
Republic of Korea	9.6%
Brazil	5.8%
South Africa	5.6%
Saudi Arabia	2.8%
Mexico	2.0%
Argentina	1.8%
Thailand	1.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	10.6%
Tencent Holdings Ltd.	5.2%
Alibaba Group Holding Ltd.	3.0%
Meituan	2.8%
Samsung Electronics Co. Ltd.	2.6%
Bharti Airtel Ltd.	2.1%
ICICI Bank Ltd.	2.0%
Capitec Bank Holdings Ltd.	1.8%
Gold Fields Ltd.	1.7%
Xiaomi Corp., Class B	1.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Candriam Emerging Markets Equity Fund” to “NYLI Candriam Emerging Markets Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Candriam Emerging Markets Equity Fund” to “NYLI Candriam Emerging Markets Equity Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000204698 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI U.S. Government Liquidity Fund (formerly known as MainStay U.S. Government Liquidity Fund)
Class Name	Class I
Trading Symbol	MUSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI U.S. Government Liquidity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at newyorklifeinvestments.com/mutual-funds/nyli-us-government-liquidity-fund. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	newyorklifeinvestments.com/mutual-funds/nyli-us-government-liquidity-fund
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class I Shares	7/2/2018	5.31%	2.22%	2.21%
Average Lipper Money Market Fund[1]		5.06%%	2.18%%	2.47%%
1.
The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

Performance Inception Date	Jul. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/mutual-funds/nyli-us-government-liquidity-fund for the most recent performance information.
Net Assets	$ 1,192,817,322
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 1,226,724
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,192,817,322
Total number of portfolio holdings	$8
Total advisory fees paid	$1,226,724

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
U.S. Treasury Debt	100.0%)
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay U.S. Government Liquidity Fund” to “NYLI U.S. Government Liquidity Fund.” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay U.S. Government Liquidity Fund” to “NYLI U.S. Government Liquidity Fund.” The Fund’s name change will not impact the management of the Fund.

C000212404 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Muni Allocation Fund (formerly known as MainStay MacKay Strategic Municipal Allocation Fund)
Class Name	Class A
Trading Symbol	MTFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was primarily affected by yield curve positioning and security selection. Most notably, returns benefited from overweight exposure to bonds maturing beyond 15 years, a position adopted primarily in response to the relatively rich valuations of shorter-maturity bonds on the tax-exempt interest rate curve.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Credit rating	Overweight allocation to credits rated BBB and BB, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Coupon	Overweight allocation to 3% coupon bonds, primarily due to yield curve positioning	Detracted
Geographic	Underweight exposure to holdings from the states of New Jersey and Georgia due to security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	6/28/2019	5.10%	0.60%	0.90%
Class A Shares - Excluding sales charges		8.35%	1.53%	1.77%
Bloomberg Municipal Bond Index[1]		9.70%%	1.05%%	1.32%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		7.53%%	1.14%%	1.33%%
Morningstar Muni National Intermediate Category Average[3]		9.29%%	0.97%%	1.19%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg Municipal Bond Index 1-15 Yr Blend. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Municipal National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg Municipal Bond Index 1-15 Yr Blend. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,513,055,069
Holdings Count | Holding	955
Advisory Fees Paid, Amount	$ 4,445,873
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,513,055,069%
Total number of portfolio holdings	$955%
Total advisory fees paid	$4,445,873%
Portfolio turnover rate	$37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.89%-5.50%, due 12/1/26-10/1/55	2.4%
Rhode Island Health and Educational Building Corp., 3.00%-5.50%, due 5/15/25-5/15/47	1.8%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 8/1/49-12/1/54	1.8%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-8/1/55	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.5%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.4%
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/33-5/1/40	1.3%
State of Texas, 4.00%-5.00%, due 8/1/30-10/1/36	1.1%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.1%
New Jersey Transportation Trust Fund Authority, 5.00%-5.25%, due 6/15/40-6/15/43	1.1%
* Excluding short-term investments
Top States
Texas	9.5%
California	8.3%
Illinois	7.8%
Kentucky	6.5%
New York	6.0%
Rhode Island	4.5%
Florida	3.9%
Alabama	3.5%
Pennsylvania	2.9%
New Jersey	2.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.89%-5.50%, due 12/1/26-10/1/55	2.4%
Rhode Island Health and Educational Building Corp., 3.00%-5.50%, due 5/15/25-5/15/47	1.8%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 8/1/49-12/1/54	1.8%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-8/1/55	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.5%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.4%
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/33-5/1/40	1.3%
State of Texas, 4.00%-5.00%, due 8/1/30-10/1/36	1.1%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.1%
New Jersey Transportation Trust Fund Authority, 5.00%-5.25%, due 6/15/40-6/15/43	1.1%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Strategic Municipal Allocation Fund” to “NYLI MacKay Strategic Muni Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund acquired all of the assets and liabilities of the Aquila Tax-Free Fund of Kentucky and the Aquila Narragansett Tax-Free Income Fund in  reorganizations that occurred as of the close of business on July 19, 2024.
As of July 1, 2024, Robert DiMella, Michael Petty, Frances Lewis, David Dowden, John Lawlor, Michael Denlinger, Sanjit Gil and Matthew Hage are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Strategic Municipal Allocation Fund” to “NYLI MacKay Strategic Muni Allocation Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000212407 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Muni Allocation Fund (formerly known as MainStay MacKay Strategic Municipal Allocation Fund)
Class Name	Class C
Trading Symbol	MTFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$108	1.03%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was primarily affected by yield curve positioning and security selection. Most notably, returns benefited from overweight exposure to bonds maturing beyond 15 years, a position adopted primarily in response to the relatively rich valuations of shorter-maturity bonds on the tax-exempt interest rate curve.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Credit rating	Overweight allocation to credits rated BBB and BB, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Coupon	Overweight allocation to 3% coupon bonds, primarily due to yield curve positioning	Detracted
Geographic	Underweight exposure to holdings from the states of New Jersey and Georgia due to security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	6/28/2019	7.17%	1.11%	1.35%
Class C Shares - Excluding sales charges		8.17%	1.11%	1.35%
Bloomberg Municipal Bond Index[1]		9.70%%	1.05%%	1.32%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		7.53%%	1.14%%	1.33%%
Morningstar Muni National Intermediate Category Average[3]		9.29%%	0.97%%	1.19%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg Municipal Bond Index 1-15 Yr Blend. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Municipal National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg Municipal Bond Index 1-15 Yr Blend. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,513,055,069
Holdings Count | Holding	955
Advisory Fees Paid, Amount	$ 4,445,873
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,513,055,069%
Total number of portfolio holdings	$955%
Total advisory fees paid	$4,445,873%
Portfolio turnover rate	$37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.89%-5.50%, due 12/1/26-10/1/55	2.4%
Rhode Island Health and Educational Building Corp., 3.00%-5.50%, due 5/15/25-5/15/47	1.8%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 8/1/49-12/1/54	1.8%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-8/1/55	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.5%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.4%
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/33-5/1/40	1.3%
State of Texas, 4.00%-5.00%, due 8/1/30-10/1/36	1.1%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.1%
New Jersey Transportation Trust Fund Authority, 5.00%-5.25%, due 6/15/40-6/15/43	1.1%
* Excluding short-term investments
Top States
Texas	9.5%
California	8.3%
Illinois	7.8%
Kentucky	6.5%
New York	6.0%
Rhode Island	4.5%
Florida	3.9%
Alabama	3.5%
Pennsylvania	2.9%
New Jersey	2.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.89%-5.50%, due 12/1/26-10/1/55	2.4%
Rhode Island Health and Educational Building Corp., 3.00%-5.50%, due 5/15/25-5/15/47	1.8%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 8/1/49-12/1/54	1.8%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-8/1/55	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.5%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.4%
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/33-5/1/40	1.3%
State of Texas, 4.00%-5.00%, due 8/1/30-10/1/36	1.1%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.1%
New Jersey Transportation Trust Fund Authority, 5.00%-5.25%, due 6/15/40-6/15/43	1.1%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Strategic Municipal Allocation Fund” to “NYLI MacKay Strategic Muni Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund acquired all of the assets and liabilities of the Aquila Tax-Free Fund of Kentucky and the Aquila Narragansett Tax-Free Income Fund in  reorganizations that occurred as of the close of business on July 19, 2024.
As of July 1, 2024, Robert DiMella, Michael Petty, Frances Lewis, David Dowden, John Lawlor, Michael Denlinger, Sanjit Gil and Matthew Hage are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Strategic Municipal Allocation Fund” to “NYLI MacKay Strategic Muni Allocation Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000240253 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Muni Allocation Fund (formerly known as MainStay MacKay Strategic Municipal Allocation Fund)
Class Name	Class C2
Trading Symbol	MTSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$123	1.18%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was primarily affected by yield curve positioning and security selection. Most notably, returns benefited from overweight exposure to bonds maturing beyond 15 years, a position adopted primarily in response to the relatively rich valuations of shorter-maturity bonds on the tax-exempt interest rate curve.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Credit rating	Overweight allocation to credits rated BBB and BB, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Coupon	Overweight allocation to 3% coupon bonds, primarily due to yield curve positioning	Detracted
Geographic	Underweight exposure to holdings from the states of New Jersey and Georgia due to security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class C2 Shares - Including sales charges	12/13/2022	7.00%	3.26%
Class C2 Shares - Excluding sales charges		8.00%	3.26%
Bloomberg Municipal Bond Index[1]		9.70%%	3.37%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		7.53%%	2.87%%
Morningstar Muni National Intermediate Category Average[3]		9.29%%	3.39%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg Municipal Bond Index 1-15 Yr Blend. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Municipal National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg Municipal Bond Index 1-15 Yr Blend. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,513,055,069
Holdings Count | Holding	955
Advisory Fees Paid, Amount	$ 4,445,873
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,513,055,069%
Total number of portfolio holdings	$955%
Total advisory fees paid	$4,445,873%
Portfolio turnover rate	$37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.89%-5.50%, due 12/1/26-10/1/55	2.4%
Rhode Island Health and Educational Building Corp., 3.00%-5.50%, due 5/15/25-5/15/47	1.8%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 8/1/49-12/1/54	1.8%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-8/1/55	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.5%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.4%
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/33-5/1/40	1.3%
State of Texas, 4.00%-5.00%, due 8/1/30-10/1/36	1.1%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.1%
New Jersey Transportation Trust Fund Authority, 5.00%-5.25%, due 6/15/40-6/15/43	1.1%
* Excluding short-term investments
Top States
Texas	9.5%
California	8.3%
Illinois	7.8%
Kentucky	6.5%
New York	6.0%
Rhode Island	4.5%
Florida	3.9%
Alabama	3.5%
Pennsylvania	2.9%
New Jersey	2.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.89%-5.50%, due 12/1/26-10/1/55	2.4%
Rhode Island Health and Educational Building Corp., 3.00%-5.50%, due 5/15/25-5/15/47	1.8%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 8/1/49-12/1/54	1.8%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-8/1/55	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.5%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.4%
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/33-5/1/40	1.3%
State of Texas, 4.00%-5.00%, due 8/1/30-10/1/36	1.1%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.1%
New Jersey Transportation Trust Fund Authority, 5.00%-5.25%, due 6/15/40-6/15/43	1.1%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Strategic Municipal Allocation Fund” to “NYLI MacKay Strategic Muni Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund acquired all of the assets and liabilities of the Aquila Tax-Free Fund of Kentucky and the Aquila Narragansett Tax-Free Income Fund in  reorganizations that occurred as of the close of business on July 19, 2024.
As of July 1, 2024, Robert DiMella, Michael Petty, Frances Lewis, David Dowden, John Lawlor, Michael Denlinger, Sanjit Gil and Matthew Hage are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Strategic Municipal Allocation Fund” to “NYLI MacKay Strategic Muni Allocation Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000212406 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Muni Allocation Fund (formerly known as MainStay MacKay Strategic Municipal Allocation Fund)
Class Name	Class I
Trading Symbol	MTFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was primarily affected by yield curve positioning and security selection. Most notably, returns benefited from overweight exposure to bonds maturing beyond 15 years, a position adopted primarily in response to the relatively rich valuations of shorter-maturity bonds on the tax-exempt interest rate curve.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Credit rating	Overweight allocation to credits rated BBB and BB, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Coupon	Overweight allocation to 3% coupon bonds, primarily due to yield curve positioning	Detracted
Geographic	Underweight exposure to holdings from the states of New Jersey and Georgia due to security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class I Shares	6/28/2019	8.75%	1.76%	2.00%
Bloomberg Municipal Bond Index[1]		9.70%%	1.05%%	1.32%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		7.53%%	1.14%%	1.33%%
Morningstar Muni National Intermediate Category Average[3]		9.29%%	0.97%%	1.19%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg Municipal Bond Index 1-15 Yr Blend. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Municipal National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg Municipal Bond Index 1-15 Yr Blend. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,513,055,069
Holdings Count | Holding	955
Advisory Fees Paid, Amount	$ 4,445,873
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,513,055,069%
Total number of portfolio holdings	$955%
Total advisory fees paid	$4,445,873%
Portfolio turnover rate	$37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.89%-5.50%, due 12/1/26-10/1/55	2.4%
Rhode Island Health and Educational Building Corp., 3.00%-5.50%, due 5/15/25-5/15/47	1.8%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 8/1/49-12/1/54	1.8%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-8/1/55	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.5%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.4%
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/33-5/1/40	1.3%
State of Texas, 4.00%-5.00%, due 8/1/30-10/1/36	1.1%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.1%
New Jersey Transportation Trust Fund Authority, 5.00%-5.25%, due 6/15/40-6/15/43	1.1%
* Excluding short-term investments
Top States
Texas	9.5%
California	8.3%
Illinois	7.8%
Kentucky	6.5%
New York	6.0%
Rhode Island	4.5%
Florida	3.9%
Alabama	3.5%
Pennsylvania	2.9%
New Jersey	2.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.89%-5.50%, due 12/1/26-10/1/55	2.4%
Rhode Island Health and Educational Building Corp., 3.00%-5.50%, due 5/15/25-5/15/47	1.8%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 8/1/49-12/1/54	1.8%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-8/1/55	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.5%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.4%
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/33-5/1/40	1.3%
State of Texas, 4.00%-5.00%, due 8/1/30-10/1/36	1.1%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.1%
New Jersey Transportation Trust Fund Authority, 5.00%-5.25%, due 6/15/40-6/15/43	1.1%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Strategic Municipal Allocation Fund” to “NYLI MacKay Strategic Muni Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund acquired all of the assets and liabilities of the Aquila Tax-Free Fund of Kentucky and the Aquila Narragansett Tax-Free Income Fund in  reorganizations that occurred as of the close of business on July 19, 2024.
As of July 1, 2024, Robert DiMella, Michael Petty, Frances Lewis, David Dowden, John Lawlor, Michael Denlinger, Sanjit Gil and Matthew Hage are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Strategic Municipal Allocation Fund” to “NYLI MacKay Strategic Muni Allocation Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000212401 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Muni Allocation Fund (formerly known as MainStay MacKay Strategic Municipal Allocation Fund)
Class Name	Class R6
Trading Symbol	MTFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was primarily affected by yield curve positioning and security selection. Most notably, returns benefited from overweight exposure to bonds maturing beyond 15 years, a position adopted primarily in response to the relatively rich valuations of shorter-maturity bonds on the tax-exempt interest rate curve.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Credit rating	Overweight allocation to credits rated BBB and BB, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Coupon	Overweight allocation to 3% coupon bonds, primarily due to yield curve positioning	Detracted
Geographic	Underweight exposure to holdings from the states of New Jersey and Georgia due to security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	6/28/2019	8.69%	1.76%	2.00%
Bloomberg Municipal Bond Index[1]		9.70%%	1.05%%	1.32%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		7.53%%	1.14%%	1.33%%
Morningstar Muni National Intermediate Category Average[3]		9.29%%	0.97%%	1.19%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg Municipal Bond Index 1-15 Yr Blend. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Municipal National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg Municipal Bond Index 1-15 Yr Blend. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,513,055,069
Holdings Count | Holding	955
Advisory Fees Paid, Amount	$ 4,445,873
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,513,055,069%
Total number of portfolio holdings	$955%
Total advisory fees paid	$4,445,873%
Portfolio turnover rate	$37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.89%-5.50%, due 12/1/26-10/1/55	2.4%
Rhode Island Health and Educational Building Corp., 3.00%-5.50%, due 5/15/25-5/15/47	1.8%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 8/1/49-12/1/54	1.8%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-8/1/55	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.5%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.4%
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/33-5/1/40	1.3%
State of Texas, 4.00%-5.00%, due 8/1/30-10/1/36	1.1%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.1%
New Jersey Transportation Trust Fund Authority, 5.00%-5.25%, due 6/15/40-6/15/43	1.1%
* Excluding short-term investments
Top States
Texas	9.5%
California	8.3%
Illinois	7.8%
Kentucky	6.5%
New York	6.0%
Rhode Island	4.5%
Florida	3.9%
Alabama	3.5%
Pennsylvania	2.9%
New Jersey	2.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.89%-5.50%, due 12/1/26-10/1/55	2.4%
Rhode Island Health and Educational Building Corp., 3.00%-5.50%, due 5/15/25-5/15/47	1.8%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 8/1/49-12/1/54	1.8%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-8/1/55	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.5%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.4%
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/33-5/1/40	1.3%
State of Texas, 4.00%-5.00%, due 8/1/30-10/1/36	1.1%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.1%
New Jersey Transportation Trust Fund Authority, 5.00%-5.25%, due 6/15/40-6/15/43	1.1%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Strategic Municipal Allocation Fund” to “NYLI MacKay Strategic Muni Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund acquired all of the assets and liabilities of the Aquila Tax-Free Fund of Kentucky and the Aquila Narragansett Tax-Free Income Fund in  reorganizations that occurred as of the close of business on July 19, 2024.
As of July 1, 2024, Robert DiMella, Michael Petty, Frances Lewis, David Dowden, John Lawlor, Michael Denlinger, Sanjit Gil and Matthew Hage are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Strategic Municipal Allocation Fund” to “NYLI MacKay Strategic Muni Allocation Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000250195 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Muni Allocation Fund (formerly known as MainStay MacKay Strategic Municipal Allocation Fund)
Class Name	Class Z
Trading Symbol	MTFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the period since inception?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Z	$19[2]	0.66%
1.	Annualized.
2.	Class Z shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 19	[98]
Expense Ratio, Percent	0.66%	[99]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was primarily affected by yield curve positioning and security selection. Most notably, returns benefited from overweight exposure to bonds maturing beyond 15 years, a position adopted primarily in response to the relatively rich valuations of shorter-maturity bonds on the tax-exempt interest rate curve.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Credit rating	Overweight allocation to credits rated BBB and BB, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Coupon	Overweight allocation to 3% coupon bonds, primarily due to yield curve positioning	Detracted
Geographic	Underweight exposure to holdings from the states of New Jersey and Georgia due to security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Since Inception[1]
Class Z Shares	7/19/2024	0.44%
Bloomberg Municipal Bond Index[2]		1.32%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.33%%
Morningstar Muni National Intermediate Category Average[4]		0.49%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg Municipal Bond Index 1-15 Yr Blend. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Municipal National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 19, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg Municipal Bond Index 1-15 Yr Blend. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,513,055,069
Holdings Count | Holding	955
Advisory Fees Paid, Amount	$ 4,445,873
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,513,055,069%
Total number of portfolio holdings	$955%
Total advisory fees paid	$4,445,873%
Portfolio turnover rate	$37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.89%-5.50%, due 12/1/26-10/1/55	2.4%
Rhode Island Health and Educational Building Corp., 3.00%-5.50%, due 5/15/25-5/15/47	1.8%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 8/1/49-12/1/54	1.8%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-8/1/55	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.5%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.4%
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/33-5/1/40	1.3%
State of Texas, 4.00%-5.00%, due 8/1/30-10/1/36	1.1%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.1%
New Jersey Transportation Trust Fund Authority, 5.00%-5.25%, due 6/15/40-6/15/43	1.1%
* Excluding short-term investments
Top States
Texas	9.5%
California	8.3%
Illinois	7.8%
Kentucky	6.5%
New York	6.0%
Rhode Island	4.5%
Florida	3.9%
Alabama	3.5%
Pennsylvania	2.9%
New Jersey	2.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.89%-5.50%, due 12/1/26-10/1/55	2.4%
Rhode Island Health and Educational Building Corp., 3.00%-5.50%, due 5/15/25-5/15/47	1.8%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 8/1/49-12/1/54	1.8%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-8/1/55	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.5%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.4%
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/33-5/1/40	1.3%
State of Texas, 4.00%-5.00%, due 8/1/30-10/1/36	1.1%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.1%
New Jersey Transportation Trust Fund Authority, 5.00%-5.25%, due 6/15/40-6/15/43	1.1%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Strategic Municipal Allocation Fund” to “NYLI MacKay Strategic Muni Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund acquired all of the assets and liabilities of the Aquila Tax-Free Fund of Kentucky and the Aquila Narragansett Tax-Free Income Fund in  reorganizations that occurred as of the close of business on July 19, 2024.
As of July 1, 2024, Robert DiMella, Michael Petty, Frances Lewis, David Dowden, John Lawlor, Michael Denlinger, Sanjit Gil and Matthew Hage are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Strategic Municipal Allocation Fund” to “NYLI MacKay Strategic Muni Allocation Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000212403 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Muni Allocation Fund(formerly known as MainStay MacKay Strategic Municipal Allocation Fund)
Class Name	Investor Class
Trading Symbol	MTFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$82	0.79%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was primarily affected by yield curve positioning and security selection. Most notably, returns benefited from overweight exposure to bonds maturing beyond 15 years, a position adopted primarily in response to the relatively rich valuations of shorter-maturity bonds on the tax-exempt interest rate curve.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Credit rating	Overweight allocation to credits rated BBB and BB, boosted by security selection	Contributed
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Coupon	Overweight allocation to 3% coupon bonds, primarily due to yield curve positioning	Detracted
Geographic	Underweight exposure to holdings from the states of New Jersey and Georgia due to security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Investor Class Shares - Including sales charges	6/28/2019	5.61%	0.44%	0.74%
Investor Class Shares - Excluding sales charges		8.32%	1.37%	1.61%
Bloomberg Municipal Bond Index[1]		9.70%%	1.05%%	1.32%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[2]		7.53%%	1.14%%	1.33%%
Morningstar Muni National Intermediate Category Average[3]		9.29%%	0.97%%	1.19%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg Municipal Bond Index 1-15 Yr Blend. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

3.
The Morningstar Municipal National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg Municipal Bond Index 1-15 Yr Blend. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,513,055,069
Holdings Count | Holding	955
Advisory Fees Paid, Amount	$ 4,445,873
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,513,055,069%
Total number of portfolio holdings	$955%
Total advisory fees paid	$4,445,873%
Portfolio turnover rate	$37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.89%-5.50%, due 12/1/26-10/1/55	2.4%
Rhode Island Health and Educational Building Corp., 3.00%-5.50%, due 5/15/25-5/15/47	1.8%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 8/1/49-12/1/54	1.8%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-8/1/55	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.5%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.4%
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/33-5/1/40	1.3%
State of Texas, 4.00%-5.00%, due 8/1/30-10/1/36	1.1%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.1%
New Jersey Transportation Trust Fund Authority, 5.00%-5.25%, due 6/15/40-6/15/43	1.1%
* Excluding short-term investments
Top States
Texas	9.5%
California	8.3%
Illinois	7.8%
Kentucky	6.5%
New York	6.0%
Rhode Island	4.5%
Florida	3.9%
Alabama	3.5%
Pennsylvania	2.9%
New Jersey	2.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.89%-5.50%, due 12/1/26-10/1/55	2.4%
Rhode Island Health and Educational Building Corp., 3.00%-5.50%, due 5/15/25-5/15/47	1.8%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 8/1/49-12/1/54	1.8%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54-8/1/55	1.8%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.5%
Chicago O'Hare International Airport, 5.00%-5.50%, due 1/1/36-7/1/48	1.4%
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/33-5/1/40	1.3%
State of Texas, 4.00%-5.00%, due 8/1/30-10/1/36	1.1%
Chicago Board of Education, 4.00%-6.00%, due 12/1/31-12/1/46	1.1%
New Jersey Transportation Trust Fund Authority, 5.00%-5.25%, due 6/15/40-6/15/43	1.1%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Strategic Municipal Allocation Fund” to “NYLI MacKay Strategic Muni Allocation Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund acquired all of the assets and liabilities of the Aquila Tax-Free Fund of Kentucky and the Aquila Narragansett Tax-Free Income Fund in  reorganizations that occurred as of the close of business on July 19, 2024.
As of July 1, 2024, Robert DiMella, Michael Petty, Frances Lewis, David Dowden, John Lawlor, Michael Denlinger, Sanjit Gil and Matthew Hage are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Strategic Municipal Allocation Fund” to “NYLI MacKay Strategic Muni Allocation Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000242888 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Fiera SMID Growth Fund(formerly known as MainStay Fiera SMID Growth Fund)
Class Name	Class A
Trading Symbol	APSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Fiera SMID Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$129	1.15%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.15%	[100]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the Russell 2500™ Growth Index during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection in the information technology, health care and consumer discretionary sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer discretionary	Stock selection and (to a lesser extent) sector overweight	Contributed
GoDaddy	Gained ground on stronger-than-expected user demand and enthusiasm for artificial intelligence exposure	Contributed
Health care	Stock selection	Detracted
Apellis Pharmaceutical	Declined after a negative regulatory product-related decision	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 21, 2023, the Fiera Capital Small/Mid-Cap Growth Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to July 21, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund. The historical performance presented prior to February 12, 2018 reflects the performance of APEXcm Small/Mid-Cap Growth Fund, a former series of The Ultimus Managers Trust (the "Prior Predecessor Fund"). The returns of the Prior Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Predecessor Fund or the Fund. The returns prior to February 12, 2018 are based on the previous performance and actual fees and expenses of the Prior Predecessor Fund's sole class of shares (i.e., the Predecessor Fund's Institutional Class shares, which commenced operations on June 29, 2012). The Predecessor Fund's Investor Class shares commenced operations on February 12, 2018.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	2/12/2018	16.97%	12.24%	10.29%
Class A Shares - Excluding sales charges		23.78%	12.24%	10.29%
Russell 3000® Index[1]		37.86%%	14.60%%	13.33%%
Russell 2500™ Growth Index[2]		34.21%%	9.14%%	8.97%%
Morningstar Mid Cap Growth Category Average[3]		34.27%%	10.20%%	9.86%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2500™ Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Mid-Cap Growth Category Average is representative of funds that invest primarily in U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. Stocks in the middle 20% of the capitalization of the U.S. equity market are defined as mid-cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 12, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2500™ Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 386,735,599
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,486,274
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$386,735,599%
Total number of portfolio holdings	$75%
Total advisory fees paid	$2,486,274%
Portfolio turnover rate	$51%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Tyler Technologies, Inc.	3.5%
BWX Technologies, Inc.	3.3%
GoDaddy, Inc., Class A	3.1%
Argenx SE, ADR	2.8%
Expedia Group, Inc.	2.4%
EMCOR Group, Inc.	2.3%
Wingstop, Inc.	2.1%
New York Times Co. (The), Class A	2.1%
Stifel Financial Corp.	2.1%
HubSpot, Inc.	2.0%
* Excluding short-term investments
Top Industries
Software	17.5%
Biotechnology	14.3%
Hotels, Restaurants & Leisure	7.9%
Machinery	5.0%
IT Services	5.0%
Aerospace & Defense	5.0%
Capital Markets	5.0%
Semiconductors & Semiconductor Equipment	4.0%
Specialty Retail	3.6%
Textiles, Apparel & Luxury Goods	3.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Tyler Technologies, Inc.	3.5%
BWX Technologies, Inc.	3.3%
GoDaddy, Inc., Class A	3.1%
Argenx SE, ADR	2.8%
Expedia Group, Inc.	2.4%
EMCOR Group, Inc.	2.3%
Wingstop, Inc.	2.1%
New York Times Co. (The), Class A	2.1%
Stifel Financial Corp.	2.1%
HubSpot, Inc.	2.0%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Fiera SMID Growth Fund” to “NYLI Fiera SMID Growth Fund.” The Fund’s name change will not impact the management of the Fund.
Effective February 28, 2024, the Fund revised its principal investment strategies to update how the Fund defines a small- or mid-capitalization issuer in order to broaden the Fund’s investible universe to better capture the characteristics of the mid-cap universe.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Fiera SMID Growth Fund” to “NYLI Fiera SMID Growth Fund.” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]
Effective February 28, 2024, the Fund revised its principal investment strategies to update how the Fund defines a small- or mid-capitalization issuer in order to broaden the Fund’s investible universe to better capture the characteristics of the mid-cap universe.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000242885 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Fiera SMID Growth Fund (formerly known as MainStay Fiera SMID Growth Fund)
Class Name	Class C
Trading Symbol	APSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Fiera SMID Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$228	2.05%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	2.05%	[101]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the Russell 2500™ Growth Index during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection in the information technology, health care and consumer discretionary sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer discretionary	Stock selection and (to a lesser extent) sector overweight	Contributed
GoDaddy	Gained ground on stronger-than-expected user demand and enthusiasm for artificial intelligence exposure	Contributed
Health care	Stock selection	Detracted
Apellis Pharmaceutical	Declined after a negative regulatory product-related decision	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class C Shares - Including sales charges	7/24/2023	21.71%	5.91%
Class C Shares - Excluding sales charges		22.71%	5.91%
Russell 3000® Index[1]		37.86%%	20.53%%
Russell 2500™ Growth Index[2]		34.21%%	10.62%%
Morningstar Mid Cap Growth Category Average[3]		34.27%%	12.90%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2500™ Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Mid-Cap Growth Category Average is representative of funds that invest primarily in U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. Stocks in the middle 20% of the capitalization of the U.S. equity market are defined as mid-cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 24, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2500™ Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 386,735,599
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,486,274
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$386,735,599%
Total number of portfolio holdings	$75%
Total advisory fees paid	$2,486,274%
Portfolio turnover rate	$51%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Tyler Technologies, Inc.	3.5%
BWX Technologies, Inc.	3.3%
GoDaddy, Inc., Class A	3.1%
Argenx SE, ADR	2.8%
Expedia Group, Inc.	2.4%
EMCOR Group, Inc.	2.3%
Wingstop, Inc.	2.1%
New York Times Co. (The), Class A	2.1%
Stifel Financial Corp.	2.1%
HubSpot, Inc.	2.0%
* Excluding short-term investments
Top Industries
Software	17.5%
Biotechnology	14.3%
Hotels, Restaurants & Leisure	7.9%
Machinery	5.0%
IT Services	5.0%
Aerospace & Defense	5.0%
Capital Markets	5.0%
Semiconductors & Semiconductor Equipment	4.0%
Specialty Retail	3.6%
Textiles, Apparel & Luxury Goods	3.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Tyler Technologies, Inc.	3.5%
BWX Technologies, Inc.	3.3%
GoDaddy, Inc., Class A	3.1%
Argenx SE, ADR	2.8%
Expedia Group, Inc.	2.4%
EMCOR Group, Inc.	2.3%
Wingstop, Inc.	2.1%
New York Times Co. (The), Class A	2.1%
Stifel Financial Corp.	2.1%
HubSpot, Inc.	2.0%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Fiera SMID Growth Fund” to “NYLI Fiera SMID Growth Fund.” The Fund’s name change will not impact the management of the Fund.
Effective February 28, 2024, the Fund revised its principal investment strategies to update how the Fund defines a small- or mid-capitalization issuer in order to broaden the Fund’s investible universe to better capture the characteristics of the mid-cap universe.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Fiera SMID Growth Fund” to “NYLI Fiera SMID Growth Fund.” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]
Effective February 28, 2024, the Fund revised its principal investment strategies to update how the Fund defines a small- or mid-capitalization issuer in order to broaden the Fund’s investible universe to better capture the characteristics of the mid-cap universe.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000242886 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Fiera SMID Growth Fund (formerly known as MainStay Fiera SMID Growth Fund)
Class Name	Class I
Trading Symbol	APSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Fiera SMID Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$95	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.85%	[102]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the Russell 2500™ Growth Index during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection in the information technology, health care and consumer discretionary sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer discretionary	Stock selection and (to a lesser extent) sector overweight	Contributed
GoDaddy	Gained ground on stronger-than-expected user demand and enthusiasm for artificial intelligence exposure	Contributed
Health care	Stock selection	Detracted
Apellis Pharmaceutical	Declined after a negative regulatory product-related decision	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 21, 2023, the Fiera Capital Small/Mid-Cap Growth Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to July 21, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund. The historical performance presented prior to February 12, 2018 reflects the performance of APEXcm Small/Mid-Cap Growth Fund, a former series of The Ultimus Managers Trust (the "Prior Predecessor Fund"). The returns of the Prior Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Predecessor Fund or the Fund. The returns prior to February 12, 2018 are based on the previous performance and actual fees and expenses of the Prior Predecessor Fund's sole class of shares (i.e., the Predecessor Fund's Institutional Class shares, which commenced operations on June 29, 2012). The Predecessor Fund's Investor Class shares commenced operations on February 12, 2018.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	6/29/2012	24.21%	12.54%	9.59%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 2500™ Growth Index[2]		34.21%%	9.14%%	9.48%%
Morningstar Mid Cap Growth Category Average[3]		34.27%%	10.20%%	9.99%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2500™ Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Mid-Cap Growth Category Average is representative of funds that invest primarily in U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. Stocks in the middle 20% of the capitalization of the U.S. equity market are defined as mid-cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 29, 2012
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2500™ Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 386,735,599
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,486,274
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$386,735,599%
Total number of portfolio holdings	$75%
Total advisory fees paid	$2,486,274%
Portfolio turnover rate	$51%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Tyler Technologies, Inc.	3.5%
BWX Technologies, Inc.	3.3%
GoDaddy, Inc., Class A	3.1%
Argenx SE, ADR	2.8%
Expedia Group, Inc.	2.4%
EMCOR Group, Inc.	2.3%
Wingstop, Inc.	2.1%
New York Times Co. (The), Class A	2.1%
Stifel Financial Corp.	2.1%
HubSpot, Inc.	2.0%
* Excluding short-term investments
Top Industries
Software	17.5%
Biotechnology	14.3%
Hotels, Restaurants & Leisure	7.9%
Machinery	5.0%
IT Services	5.0%
Aerospace & Defense	5.0%
Capital Markets	5.0%
Semiconductors & Semiconductor Equipment	4.0%
Specialty Retail	3.6%
Textiles, Apparel & Luxury Goods	3.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Tyler Technologies, Inc.	3.5%
BWX Technologies, Inc.	3.3%
GoDaddy, Inc., Class A	3.1%
Argenx SE, ADR	2.8%
Expedia Group, Inc.	2.4%
EMCOR Group, Inc.	2.3%
Wingstop, Inc.	2.1%
New York Times Co. (The), Class A	2.1%
Stifel Financial Corp.	2.1%
HubSpot, Inc.	2.0%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Fiera SMID Growth Fund” to “NYLI Fiera SMID Growth Fund.” The Fund’s name change will not impact the management of the Fund.
Effective February 28, 2024, the Fund revised its principal investment strategies to update how the Fund defines a small- or mid-capitalization issuer in order to broaden the Fund’s investible universe to better capture the characteristics of the mid-cap universe.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Fiera SMID Growth Fund” to “NYLI Fiera SMID Growth Fund.” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]
Effective February 28, 2024, the Fund revised its principal investment strategies to update how the Fund defines a small- or mid-capitalization issuer in order to broaden the Fund’s investible universe to better capture the characteristics of the mid-cap universe.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000242887 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Fiera SMID Growth Fund (formerly known as MainStay Fiera SMID Growth Fund)
Class Name	Class R6
Trading Symbol	APSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Fiera SMID Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$92	0.83%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the Russell 2500™ Growth Index during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection in the information technology, health care and consumer discretionary sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer discretionary	Stock selection and (to a lesser extent) sector overweight	Contributed
GoDaddy	Gained ground on stronger-than-expected user demand and enthusiasm for artificial intelligence exposure	Contributed
Health care	Stock selection	Detracted
Apellis Pharmaceutical	Declined after a negative regulatory product-related decision	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class R6 Shares	7/24/2023	24.19%	7.19%
Russell 3000® Index[1]		37.86%%	20.53%%
Russell 2500™ Growth Index[2]		34.21%%	10.62%%
Morningstar Mid Cap Growth Category Average[3]		34.27%%	12.90%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2500™ Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

3.
The Morningstar Mid-Cap Growth Category Average is representative of funds that invest primarily in U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. Stocks in the middle 20% of the capitalization of the U.S. equity market are defined as mid-cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 24, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 2500™ Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Material Change Date	Feb. 28, 2024
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 386,735,599
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,486,274
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$386,735,599%
Total number of portfolio holdings	$75%
Total advisory fees paid	$2,486,274%
Portfolio turnover rate	$51%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Tyler Technologies, Inc.	3.5%
BWX Technologies, Inc.	3.3%
GoDaddy, Inc., Class A	3.1%
Argenx SE, ADR	2.8%
Expedia Group, Inc.	2.4%
EMCOR Group, Inc.	2.3%
Wingstop, Inc.	2.1%
New York Times Co. (The), Class A	2.1%
Stifel Financial Corp.	2.1%
HubSpot, Inc.	2.0%
* Excluding short-term investments
Top Industries
Software	17.5%
Biotechnology	14.3%
Hotels, Restaurants & Leisure	7.9%
Machinery	5.0%
IT Services	5.0%
Aerospace & Defense	5.0%
Capital Markets	5.0%
Semiconductors & Semiconductor Equipment	4.0%
Specialty Retail	3.6%
Textiles, Apparel & Luxury Goods	3.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Tyler Technologies, Inc.	3.5%
BWX Technologies, Inc.	3.3%
GoDaddy, Inc., Class A	3.1%
Argenx SE, ADR	2.8%
Expedia Group, Inc.	2.4%
EMCOR Group, Inc.	2.3%
Wingstop, Inc.	2.1%
New York Times Co. (The), Class A	2.1%
Stifel Financial Corp.	2.1%
HubSpot, Inc.	2.0%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Fiera SMID Growth Fund” to “NYLI Fiera SMID Growth Fund.” The Fund’s name change will not impact the management of the Fund.
Effective February 28, 2024, the Fund revised its principal investment strategies to update how the Fund defines a small- or mid-capitalization issuer in order to broaden the Fund’s investible universe to better capture the characteristics of the mid-cap universe.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Fiera SMID Growth Fund” to “NYLI Fiera SMID Growth Fund.” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]
Effective February 28, 2024, the Fund revised its principal investment strategies to update how the Fund defines a small- or mid-capitalization issuer in order to broaden the Fund’s investible universe to better capture the characteristics of the mid-cap universe.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000243741 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone Global Equity Fund (formerly known as MainStay PineStone Global Equity Fund)
Class Name	Class A
Trading Symbol	FCGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$123	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.10%	[103]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the MSCI World Index (Net) during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection in the financials, consumer staples and materials sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Materials	Security selection	Contributed
Energy	Lack of exposure to a lagging sector	Contributed
Emerging markets/Taiwan	Security selection, most notably an overweight position in Taiwan Semiconductor Manufacturing	Contributed
Financials	Security selection	Detracted
Consumer staples	Security selection and overweight exposure to a lagging sector	Detracted
Consumer discretionary	Security selection and overweight exposure to a lagging sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital Global Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	4/28/2017	17.36%	11.00%	12.06%
Class A Shares - Excluding sales charges		24.19%	11.00%	12.06%
MSCI World Index (Net)[1]		33.68%%	12.03%%	11.09%%
Morningstar Global Large-Stock Growth Category Average[2]		32.71%%	10.82%%	10.36%%
1.
The MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 25,699,545
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 44,515
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$25,699,545%
Total number of portfolio holdings	$31%
Total advisory fees paid	$44,515%
Portfolio turnover rate	$19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.1%
Microsoft Corp.	7.1%
Alphabet, Inc., Class A	6.6%
Mastercard, Inc., Class A	5.2%
Moody's Corp.	5.0%
AutoZone, Inc.	5.0%
UnitedHealth Group, Inc.	4.0%
Oracle Corp.	3.9%
LVMH Moet Hennessy Louis Vuitton SE	3.5%
TJX Cos., Inc. (The)	3.5%
* Excluding short-term investments
Top Countries
United States	67.2%
Taiwan	8.1%
United Kingdom	6.5%
Switzerland	4.4%
France	3.5%
Japan	3.2%
Denmark	2.8%
Netherlands	2.0%
India	1.7%
Other Assets, Less Liabilities	0.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.1%
Microsoft Corp.	7.1%
Alphabet, Inc., Class A	6.6%
Mastercard, Inc., Class A	5.2%
Moody's Corp.	5.0%
AutoZone, Inc.	5.0%
UnitedHealth Group, Inc.	4.0%
Oracle Corp.	3.9%
LVMH Moet Hennessy Louis Vuitton SE	3.5%
TJX Cos., Inc. (The)	3.5%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone Global Equity Fund” to “NYLI PineStone Global Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone Global Equity Fund” to “NYLI PineStone Global Equity Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000243740 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone Global Equity Fund (formerly known as MainStay PineStone Global Equity Fund)
Class Name	Class C
Trading Symbol	FCGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$223	2.00%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	2.00%	[104]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the MSCI World Index (Net) during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection in the financials, consumer staples and materials sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Materials	Security selection	Contributed
Energy	Lack of exposure to a lagging sector	Contributed
Emerging markets/Taiwan	Security selection, most notably an overweight position in Taiwan Semiconductor Manufacturing	Contributed
Financials	Security selection	Detracted
Consumer staples	Security selection and overweight exposure to a lagging sector	Detracted
Consumer discretionary	Security selection and overweight exposure to a lagging sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class C Shares - Including sales charges	8/28/2023	22.12%	13.31%
Class C Shares - Excluding sales charges		23.12%	13.31%
MSCI World Index (Net)[1]		33.68%%	22.73%%
Morningstar Global Large-Stock Growth Category Average[2]		32.71%%	20.35%%
1.
The MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 25,699,545
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 44,515
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$25,699,545%
Total number of portfolio holdings	$31%
Total advisory fees paid	$44,515%
Portfolio turnover rate	$19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.1%
Microsoft Corp.	7.1%
Alphabet, Inc., Class A	6.6%
Mastercard, Inc., Class A	5.2%
Moody's Corp.	5.0%
AutoZone, Inc.	5.0%
UnitedHealth Group, Inc.	4.0%
Oracle Corp.	3.9%
LVMH Moet Hennessy Louis Vuitton SE	3.5%
TJX Cos., Inc. (The)	3.5%
* Excluding short-term investments
Top Countries
United States	67.2%
Taiwan	8.1%
United Kingdom	6.5%
Switzerland	4.4%
France	3.5%
Japan	3.2%
Denmark	2.8%
Netherlands	2.0%
India	1.7%
Other Assets, Less Liabilities	0.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.1%
Microsoft Corp.	7.1%
Alphabet, Inc., Class A	6.6%
Mastercard, Inc., Class A	5.2%
Moody's Corp.	5.0%
AutoZone, Inc.	5.0%
UnitedHealth Group, Inc.	4.0%
Oracle Corp.	3.9%
LVMH Moet Hennessy Louis Vuitton SE	3.5%
TJX Cos., Inc. (The)	3.5%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone Global Equity Fund” to “NYLI PineStone Global Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone Global Equity Fund” to “NYLI PineStone Global Equity Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000243739 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone Global Equity Fund (formerly known as MainStay PineStone Global Equity Fund)
Class Name	Class I
Trading Symbol	FCGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$95	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.85%	[105]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the MSCI World Index (Net) during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection in the financials, consumer staples and materials sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Materials	Security selection	Contributed
Energy	Lack of exposure to a lagging sector	Contributed
Emerging markets/Taiwan	Security selection, most notably an overweight position in Taiwan Semiconductor Manufacturing	Contributed
Financials	Security selection	Detracted
Consumer staples	Security selection and overweight exposure to a lagging sector	Detracted
Consumer discretionary	Security selection and overweight exposure to a lagging sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital Global Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class I Shares	4/28/2017	24.53%	11.28%	12.35%
MSCI World Index (Net)[1]		33.68%%	12.03%%	11.09%%
Morningstar Global Large-Stock Growth Category Average[2]		32.71%%	10.82%%	10.36%%
1.
The MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 25,699,545
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 44,515
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$25,699,545%
Total number of portfolio holdings	$31%
Total advisory fees paid	$44,515%
Portfolio turnover rate	$19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.1%
Microsoft Corp.	7.1%
Alphabet, Inc., Class A	6.6%
Mastercard, Inc., Class A	5.2%
Moody's Corp.	5.0%
AutoZone, Inc.	5.0%
UnitedHealth Group, Inc.	4.0%
Oracle Corp.	3.9%
LVMH Moet Hennessy Louis Vuitton SE	3.5%
TJX Cos., Inc. (The)	3.5%
* Excluding short-term investments
Top Countries
United States	67.2%
Taiwan	8.1%
United Kingdom	6.5%
Switzerland	4.4%
France	3.5%
Japan	3.2%
Denmark	2.8%
Netherlands	2.0%
India	1.7%
Other Assets, Less Liabilities	0.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.1%
Microsoft Corp.	7.1%
Alphabet, Inc., Class A	6.6%
Mastercard, Inc., Class A	5.2%
Moody's Corp.	5.0%
AutoZone, Inc.	5.0%
UnitedHealth Group, Inc.	4.0%
Oracle Corp.	3.9%
LVMH Moet Hennessy Louis Vuitton SE	3.5%
TJX Cos., Inc. (The)	3.5%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone Global Equity Fund” to “NYLI PineStone Global Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone Global Equity Fund” to “NYLI PineStone Global Equity Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000243737 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone Global Equity Fund (formerly known as MainStay PineStone Global Equity Fund)
Class Name	Class P
Trading Symbol	FCIXH
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class P	$95	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.85%	[106]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the MSCI World Index (Net) during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection in the financials, consumer staples and materials sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Materials	Security selection	Contributed
Energy	Lack of exposure to a lagging sector	Contributed
Emerging markets/Taiwan	Security selection, most notably an overweight position in Taiwan Semiconductor Manufacturing	Contributed
Financials	Security selection	Detracted
Consumer staples	Security selection and overweight exposure to a lagging sector	Detracted
Consumer discretionary	Security selection and overweight exposure to a lagging sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $5,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class P Shares	8/28/2023	24.53%	14.61%
MSCI World Index (Net)[1]		33.68%%	22.73%%
Morningstar Global Large-Stock Growth Category Average[2]		32.71%%	20.35%%
1.
The MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 25,699,545
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 44,515
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$25,699,545%
Total number of portfolio holdings	$31%
Total advisory fees paid	$44,515%
Portfolio turnover rate	$19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.1%
Microsoft Corp.	7.1%
Alphabet, Inc., Class A	6.6%
Mastercard, Inc., Class A	5.2%
Moody's Corp.	5.0%
AutoZone, Inc.	5.0%
UnitedHealth Group, Inc.	4.0%
Oracle Corp.	3.9%
LVMH Moet Hennessy Louis Vuitton SE	3.5%
TJX Cos., Inc. (The)	3.5%
* Excluding short-term investments
Top Countries
United States	67.2%
Taiwan	8.1%
United Kingdom	6.5%
Switzerland	4.4%
France	3.5%
Japan	3.2%
Denmark	2.8%
Netherlands	2.0%
India	1.7%
Other Assets, Less Liabilities	0.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.1%
Microsoft Corp.	7.1%
Alphabet, Inc., Class A	6.6%
Mastercard, Inc., Class A	5.2%
Moody's Corp.	5.0%
AutoZone, Inc.	5.0%
UnitedHealth Group, Inc.	4.0%
Oracle Corp.	3.9%
LVMH Moet Hennessy Louis Vuitton SE	3.5%
TJX Cos., Inc. (The)	3.5%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone Global Equity Fund” to “NYLI PineStone Global Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone Global Equity Fund” to “NYLI PineStone Global Equity Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000243738 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone Global Equity Fund (formerly known as MainStay PineStone Global Equity Fund)
Class Name	Class R6
Trading Symbol	FCGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$94	0.84%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.84%	[107]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the MSCI World Index (Net) during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection in the financials, consumer staples and materials sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Materials	Security selection	Contributed
Energy	Lack of exposure to a lagging sector	Contributed
Emerging markets/Taiwan	Security selection, most notably an overweight position in Taiwan Semiconductor Manufacturing	Contributed
Financials	Security selection	Detracted
Consumer staples	Security selection and overweight exposure to a lagging sector	Detracted
Consumer discretionary	Security selection and overweight exposure to a lagging sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class R6 Shares	8/28/2023	24.53%	14.61%
MSCI World Index (Net)[1]		33.68%%	22.73%%
Morningstar Global Large-Stock Growth Category Average[2]		32.71%%	20.35%%
1.
The MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 25,699,545
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 44,515
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$25,699,545%
Total number of portfolio holdings	$31%
Total advisory fees paid	$44,515%
Portfolio turnover rate	$19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.1%
Microsoft Corp.	7.1%
Alphabet, Inc., Class A	6.6%
Mastercard, Inc., Class A	5.2%
Moody's Corp.	5.0%
AutoZone, Inc.	5.0%
UnitedHealth Group, Inc.	4.0%
Oracle Corp.	3.9%
LVMH Moet Hennessy Louis Vuitton SE	3.5%
TJX Cos., Inc. (The)	3.5%
* Excluding short-term investments
Top Countries
United States	67.2%
Taiwan	8.1%
United Kingdom	6.5%
Switzerland	4.4%
France	3.5%
Japan	3.2%
Denmark	2.8%
Netherlands	2.0%
India	1.7%
Other Assets, Less Liabilities	0.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.1%
Microsoft Corp.	7.1%
Alphabet, Inc., Class A	6.6%
Mastercard, Inc., Class A	5.2%
Moody's Corp.	5.0%
AutoZone, Inc.	5.0%
UnitedHealth Group, Inc.	4.0%
Oracle Corp.	3.9%
LVMH Moet Hennessy Louis Vuitton SE	3.5%
TJX Cos., Inc. (The)	3.5%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone Global Equity Fund” to “NYLI PineStone Global Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone Global Equity Fund” to “NYLI PineStone Global Equity Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000243742 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone International Equity Fund (formerly known as MainStay PineStone International Equity Fund)
Class Name	Class A
Trading Symbol	FCIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$123	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.10%	[108]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the MSCI EAFE® Index (Net) during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection and allocation effects in the information technology, energy, consumer discretionary and consumer staples sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Energy	Lack of exposure to a lagging sector	Contributed
Consumer discretionary	Security selection	Contributed
Consumer staples	Security selection and overweight exposure to a lagging sector	Detracted
Industrials	Security selection	Detracted
Financials	Security selection and underweight exposure to a leading sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital International Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	9/29/2017	18.16%	8.77%	8.44%
Class A Shares - Excluding sales charges		25.03%	8.77%	8.44%
MSCI EAFE® Index (Net)[1]		22.97%%	6.24%%	5.09%%
Morningstar Foreign Large Growth Category Average[2]		25.36%%	6.01%%	5.02%%
1.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 29, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 633,786,753
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 3,604,147
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$633,786,753%
Total number of portfolio holdings	$37%
Total advisory fees paid	$3,604,147%
Portfolio turnover rate	$10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.7%
Novo Nordisk A/S, Class B	6.5%
London Stock Exchange Group plc	5.5%
InterContinental Hotels Group plc	4.2%
LVMH Moet Hennessy Louis Vuitton SE	4.1%
Nestle SA (Registered)	4.1%
Air Liquide SA	4.1%
EssilorLuxottica SA	4.0%
Keyence Corp.	4.0%
SAP SE	3.8%
* Excluding short-term investments
Country Composition
United Kingdom	23.7%
France	15.0%
United States	13.1%
Taiwan	8.7%
Switzerland	8.3%
Japan	7.0%
Denmark	6.5%
Germany	5.5%
Netherlands	3.8%
Canada	2.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.7%
Novo Nordisk A/S, Class B	6.5%
London Stock Exchange Group plc	5.5%
InterContinental Hotels Group plc	4.2%
LVMH Moet Hennessy Louis Vuitton SE	4.1%
Nestle SA (Registered)	4.1%
Air Liquide SA	4.1%
EssilorLuxottica SA	4.0%
Keyence Corp.	4.0%
SAP SE	3.8%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone International Equity Fund” to “NYLI PineStone International Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone International Equity Fund” to “NYLI PineStone International Equity Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000243744 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone International Equity Fund (formerly known as MainStay PineStone International Equity Fund)
Class Name	Class C
Trading Symbol	FCICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$250	2.24%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 250
Expense Ratio, Percent	2.24%	[109]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the MSCI EAFE® Index (Net) during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection and allocation effects in the information technology, energy, consumer discretionary and consumer staples sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Energy	Lack of exposure to a lagging sector	Contributed
Consumer discretionary	Security selection	Contributed
Consumer staples	Security selection and overweight exposure to a lagging sector	Detracted
Industrials	Security selection	Detracted
Financials	Security selection and underweight exposure to a leading sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital International Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class C Shares - Including sales charges	8/28/2023	22.67%	12.05%
Class C Shares - Excluding sales charges		23.67%	12.05%
MSCI EAFE® Index (Net)[1]		22.97%%	14.29%%
Morningstar Foreign Large Growth Category Average[2]		25.36%%	13.88%%
1.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 633,786,753
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 3,604,147
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$633,786,753%
Total number of portfolio holdings	$37%
Total advisory fees paid	$3,604,147%
Portfolio turnover rate	$10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.7%
Novo Nordisk A/S, Class B	6.5%
London Stock Exchange Group plc	5.5%
InterContinental Hotels Group plc	4.2%
LVMH Moet Hennessy Louis Vuitton SE	4.1%
Nestle SA (Registered)	4.1%
Air Liquide SA	4.1%
EssilorLuxottica SA	4.0%
Keyence Corp.	4.0%
SAP SE	3.8%
* Excluding short-term investments
Country Composition
United Kingdom	23.7%
France	15.0%
United States	13.1%
Taiwan	8.7%
Switzerland	8.3%
Japan	7.0%
Denmark	6.5%
Germany	5.5%
Netherlands	3.8%
Canada	2.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.7%
Novo Nordisk A/S, Class B	6.5%
London Stock Exchange Group plc	5.5%
InterContinental Hotels Group plc	4.2%
LVMH Moet Hennessy Louis Vuitton SE	4.1%
Nestle SA (Registered)	4.1%
Air Liquide SA	4.1%
EssilorLuxottica SA	4.0%
Keyence Corp.	4.0%
SAP SE	3.8%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone International Equity Fund” to “NYLI PineStone International Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone International Equity Fund” to “NYLI PineStone International Equity Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000243745 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone International Equity Fund (formerly known as MainStay PineStone International Equity Fund)
Class Name	Class I
Trading Symbol	FCIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$96	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.85%	[110]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the MSCI EAFE® Index (Net) during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection and allocation effects in the information technology, energy, consumer discretionary and consumer staples sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Energy	Lack of exposure to a lagging sector	Contributed
Consumer discretionary	Security selection	Contributed
Consumer staples	Security selection and overweight exposure to a lagging sector	Detracted
Industrials	Security selection	Detracted
Financials	Security selection and underweight exposure to a leading sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital International Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class I Shares	9/29/2017	25.40%	8.98%	8.67%
MSCI EAFE® Index (Net)[1]		22.97%%	6.24%%	5.09%%
Morningstar Foreign Large Growth Category Average[2]		25.36%%	6.01%%	5.02%%
1.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 29, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 633,786,753
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 3,604,147
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$633,786,753%
Total number of portfolio holdings	$37%
Total advisory fees paid	$3,604,147%
Portfolio turnover rate	$10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.7%
Novo Nordisk A/S, Class B	6.5%
London Stock Exchange Group plc	5.5%
InterContinental Hotels Group plc	4.2%
LVMH Moet Hennessy Louis Vuitton SE	4.1%
Nestle SA (Registered)	4.1%
Air Liquide SA	4.1%
EssilorLuxottica SA	4.0%
Keyence Corp.	4.0%
SAP SE	3.8%
* Excluding short-term investments
Country Composition
United Kingdom	23.7%
France	15.0%
United States	13.1%
Taiwan	8.7%
Switzerland	8.3%
Japan	7.0%
Denmark	6.5%
Germany	5.5%
Netherlands	3.8%
Canada	2.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.7%
Novo Nordisk A/S, Class B	6.5%
London Stock Exchange Group plc	5.5%
InterContinental Hotels Group plc	4.2%
LVMH Moet Hennessy Louis Vuitton SE	4.1%
Nestle SA (Registered)	4.1%
Air Liquide SA	4.1%
EssilorLuxottica SA	4.0%
Keyence Corp.	4.0%
SAP SE	3.8%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone International Equity Fund” to “NYLI PineStone International Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone International Equity Fund” to “NYLI PineStone International Equity Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000243746 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone International Equity Fund (formerly known as MainStay PineStone International Equity Fund)
Class Name	Class P
Trading Symbol	FCIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class P	$90	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.80%	[111]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the MSCI EAFE® Index (Net) during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection and allocation effects in the information technology, energy, consumer discretionary and consumer staples sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Energy	Lack of exposure to a lagging sector	Contributed
Consumer discretionary	Security selection	Contributed
Consumer staples	Security selection and overweight exposure to a lagging sector	Detracted
Industrials	Security selection	Detracted
Financials	Security selection and underweight exposure to a leading sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $5,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class P Shares	8/28/2023	25.43%	13.63%
MSCI EAFE® Index (Net)[1]		22.97%%	14.29%%
Morningstar Foreign Large Blend Category Average[2]		25.36%%	13.88%%
1.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 633,786,753
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 3,604,147
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$633,786,753%
Total number of portfolio holdings	$37%
Total advisory fees paid	$3,604,147%
Portfolio turnover rate	$10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.7%
Novo Nordisk A/S, Class B	6.5%
London Stock Exchange Group plc	5.5%
InterContinental Hotels Group plc	4.2%
LVMH Moet Hennessy Louis Vuitton SE	4.1%
Nestle SA (Registered)	4.1%
Air Liquide SA	4.1%
EssilorLuxottica SA	4.0%
Keyence Corp.	4.0%
SAP SE	3.8%
* Excluding short-term investments
Country Composition
United Kingdom	23.7%
France	15.0%
United States	13.1%
Taiwan	8.7%
Switzerland	8.3%
Japan	7.0%
Denmark	6.5%
Germany	5.5%
Netherlands	3.8%
Canada	2.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.7%
Novo Nordisk A/S, Class B	6.5%
London Stock Exchange Group plc	5.5%
InterContinental Hotels Group plc	4.2%
LVMH Moet Hennessy Louis Vuitton SE	4.1%
Nestle SA (Registered)	4.1%
Air Liquide SA	4.1%
EssilorLuxottica SA	4.0%
Keyence Corp.	4.0%
SAP SE	3.8%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone International Equity Fund” to “NYLI PineStone International Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone International Equity Fund” to “NYLI PineStone International Equity Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000243750 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone International Equity Fund (formerly known as MainStay PineStone International Equity Fund)
Class Name	Class R6
Trading Symbol	FCIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$90	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.80%	[112]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the MSCI EAFE® Index (Net) during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection and allocation effects in the information technology, energy, consumer discretionary and consumer staples sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Energy	Lack of exposure to a lagging sector	Contributed
Consumer discretionary	Security selection	Contributed
Consumer staples	Security selection and overweight exposure to a lagging sector	Detracted
Industrials	Security selection	Detracted
Financials	Security selection and underweight exposure to a leading sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital International Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	9/29/2017	25.48%	9.17%	8.87%
MSCI EAFE® Index (Net)[1]		22.97%%	6.24%%	5.09%%
Morningstar Foreign Large Growth Category Average[2]		25.36%%	6.01%%	5.02%%
1.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 29, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 633,786,753
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 3,604,147
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$633,786,753%
Total number of portfolio holdings	$37%
Total advisory fees paid	$3,604,147%
Portfolio turnover rate	$10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.7%
Novo Nordisk A/S, Class B	6.5%
London Stock Exchange Group plc	5.5%
InterContinental Hotels Group plc	4.2%
LVMH Moet Hennessy Louis Vuitton SE	4.1%
Nestle SA (Registered)	4.1%
Air Liquide SA	4.1%
EssilorLuxottica SA	4.0%
Keyence Corp.	4.0%
SAP SE	3.8%
* Excluding short-term investments
Country Composition
United Kingdom	23.7%
France	15.0%
United States	13.1%
Taiwan	8.7%
Switzerland	8.3%
Japan	7.0%
Denmark	6.5%
Germany	5.5%
Netherlands	3.8%
Canada	2.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.7%
Novo Nordisk A/S, Class B	6.5%
London Stock Exchange Group plc	5.5%
InterContinental Hotels Group plc	4.2%
LVMH Moet Hennessy Louis Vuitton SE	4.1%
Nestle SA (Registered)	4.1%
Air Liquide SA	4.1%
EssilorLuxottica SA	4.0%
Keyence Corp.	4.0%
SAP SE	3.8%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone International Equity Fund” to “NYLI PineStone International Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone International Equity Fund” to “NYLI PineStone International Equity Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000243743 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone International Equity Fund (formerly known as MainStay PineStone International Equity Fund)
Class Name	Investor Class
Trading Symbol	FCIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$167	1.49%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.49%	[113]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the MSCI EAFE® Index (Net) during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection and allocation effects in the information technology, energy, consumer discretionary and consumer staples sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Energy	Lack of exposure to a lagging sector	Contributed
Consumer discretionary	Security selection	Contributed
Consumer staples	Security selection and overweight exposure to a lagging sector	Detracted
Industrials	Security selection	Detracted
Financials	Security selection and underweight exposure to a leading sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital International Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Investor Class Shares - Including sales charges	8/28/2023	18.37%	8.12%
Investor Class Shares - Excluding sales charges		24.60%	12.91%
MSCI EAFE® Index (Net)[1]		22.97%%	14.29%%
Morningstar Foreign Large Growth Category Average[2]		25.36%%	13.88%%
1.
The Fund has selected the MSCI EAFE® Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

2.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 633,786,753
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 3,604,147
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$633,786,753%
Total number of portfolio holdings	$37%
Total advisory fees paid	$3,604,147%
Portfolio turnover rate	$10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.7%
Novo Nordisk A/S, Class B	6.5%
London Stock Exchange Group plc	5.5%
InterContinental Hotels Group plc	4.2%
LVMH Moet Hennessy Louis Vuitton SE	4.1%
Nestle SA (Registered)	4.1%
Air Liquide SA	4.1%
EssilorLuxottica SA	4.0%
Keyence Corp.	4.0%
SAP SE	3.8%
* Excluding short-term investments
Country Composition
United Kingdom	23.7%
France	15.0%
United States	13.1%
Taiwan	8.7%
Switzerland	8.3%
Japan	7.0%
Denmark	6.5%
Germany	5.5%
Netherlands	3.8%
Canada	2.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.7%
Novo Nordisk A/S, Class B	6.5%
London Stock Exchange Group plc	5.5%
InterContinental Hotels Group plc	4.2%
LVMH Moet Hennessy Louis Vuitton SE	4.1%
Nestle SA (Registered)	4.1%
Air Liquide SA	4.1%
EssilorLuxottica SA	4.0%
Keyence Corp.	4.0%
SAP SE	3.8%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone International Equity Fund” to “NYLI PineStone International Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone International Equity Fund” to “NYLI PineStone International Equity Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000243755 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone U.S. Equity Fund (formerly known as MainStay PineStone U.S. Equity Fund)
Class Name	Class A
Trading Symbol	FCUEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.90%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the S&P 500® Index during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection and allocation effects in the information technology, financials, materials and energy sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Energy	Lack of exposure to a lagging sector	Contributed
Materials	Security selection	Contributed
Information technology	Security selection and underweight exposure to a leading sector	Detracted
Financials	Security selection	Detracted
Health care	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital U.S. Equity Long-Term Quality Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	9/30/2019	16.56%	14.56%	14.95%
Class A Shares - Excluding sales charges		23.34%	14.56%	14.95%
Russell 3000® Index[1]		37.86%%	14.60%%	14.83%%
S&P 500® Index[2]		38.02%%	15.27%%	15.49%%
Morningstar Large Blend Category Average[3]		34.50%%	13.63%%	13.04%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 563,865,071
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 2,372,194
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$563,865,071%
Total number of portfolio holdings	$29%
Total advisory fees paid	$2,372,194%
Portfolio turnover rate	$8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	8.4%
Alphabet, Inc., Class A	8.3%
Moody's Corp.	6.7%
AutoZone, Inc.	6.2%
Mastercard, Inc., Class A	5.6%
UnitedHealth Group, Inc.	5.4%
Oracle Corp.	4.3%
Sherwin-Williams Co. (The)	3.9%
Lowe's Cos., Inc.	3.8%
TJX Cos., Inc. (The)	3.7%
* Excluding short-term investments
Top Industries
Capital Markets	15.2%
Software	15.1%
Specialty Retail	13.8%
Interactive Media & Services	8.3%
Chemicals	7.6%
Financial Services	5.6%
Health Care Providers & Services	5.4%
Machinery	5.3%
Beverages	3.5%
Building Products	3.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	8.4%
Alphabet, Inc., Class A	8.3%
Moody's Corp.	6.7%
AutoZone, Inc.	6.2%
Mastercard, Inc., Class A	5.6%
UnitedHealth Group, Inc.	5.4%
Oracle Corp.	4.3%
Sherwin-Williams Co. (The)	3.9%
Lowe's Cos., Inc.	3.8%
TJX Cos., Inc. (The)	3.7%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone U.S. Equity Fund” to “NYLI PineStone U.S. Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone U.S. Equity Fund” to “NYLI PineStone U.S. Equity Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000243754 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone U.S. Equity Fund (formerly known as MainStay PineStone U.S. Equity Fund)
Class Name	Class C
Trading Symbol	FCUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$206	1.85%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the S&P 500® Index during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection and allocation effects in the information technology, financials, materials and energy sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Energy	Lack of exposure to a lagging sector	Contributed
Materials	Security selection	Contributed
Information technology	Security selection and underweight exposure to a leading sector	Detracted
Financials	Security selection	Detracted
Health care	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class C Shares - Including sales charges	8/28/2023	21.18%	13.94%
Class C Shares - Excluding sales charges		22.18%	13.94%
Russell 3000® Index[1]		37.86%%	25.62%%
S&P 500® Index[2]		38.02%%	26.22%%
Morningstar Large Blend Category Average[3]		34.50%%	22.97%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 563,865,071
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 2,372,194
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$563,865,071%
Total number of portfolio holdings	$29%
Total advisory fees paid	$2,372,194%
Portfolio turnover rate	$8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	8.4%
Alphabet, Inc., Class A	8.3%
Moody's Corp.	6.7%
AutoZone, Inc.	6.2%
Mastercard, Inc., Class A	5.6%
UnitedHealth Group, Inc.	5.4%
Oracle Corp.	4.3%
Sherwin-Williams Co. (The)	3.9%
Lowe's Cos., Inc.	3.8%
TJX Cos., Inc. (The)	3.7%
* Excluding short-term investments
Top Industries
Capital Markets	15.2%
Software	15.1%
Specialty Retail	13.8%
Interactive Media & Services	8.3%
Chemicals	7.6%
Financial Services	5.6%
Health Care Providers & Services	5.4%
Machinery	5.3%
Beverages	3.5%
Building Products	3.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	8.4%
Alphabet, Inc., Class A	8.3%
Moody's Corp.	6.7%
AutoZone, Inc.	6.2%
Mastercard, Inc., Class A	5.6%
UnitedHealth Group, Inc.	5.4%
Oracle Corp.	4.3%
Sherwin-Williams Co. (The)	3.9%
Lowe's Cos., Inc.	3.8%
TJX Cos., Inc. (The)	3.7%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone U.S. Equity Fund” to “NYLI PineStone U.S. Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone U.S. Equity Fund” to “NYLI PineStone U.S. Equity Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000243752 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone U.S. Equity Fund (formerly known as MainStay PineStone U.S. Equity Fund)
Class Name	Class I
Trading Symbol	FCUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.65%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the S&P 500® Index during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection and allocation effects in the information technology, financials, materials and energy sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Energy	Lack of exposure to a lagging sector	Contributed
Materials	Security selection	Contributed
Information technology	Security selection and underweight exposure to a leading sector	Detracted
Financials	Security selection	Detracted
Health care	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital U.S. Equity Long-Term Quality Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class I Shares	9/30/2019	23.74%	14.82%	15.23%
Russell 3000® Index[1]		37.86%%	14.60%%	14.83%%
S&P 500® Index[2]		38.02%%	15.27%%	15.49%%
Morningstar Large Blend Category Average[3]		34.50%%	13.63%%	13.04%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 563,865,071
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 2,372,194
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$563,865,071%
Total number of portfolio holdings	$29%
Total advisory fees paid	$2,372,194%
Portfolio turnover rate	$8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	8.4%
Alphabet, Inc., Class A	8.3%
Moody's Corp.	6.7%
AutoZone, Inc.	6.2%
Mastercard, Inc., Class A	5.6%
UnitedHealth Group, Inc.	5.4%
Oracle Corp.	4.3%
Sherwin-Williams Co. (The)	3.9%
Lowe's Cos., Inc.	3.8%
TJX Cos., Inc. (The)	3.7%
* Excluding short-term investments
Top Industries
Capital Markets	15.2%
Software	15.1%
Specialty Retail	13.8%
Interactive Media & Services	8.3%
Chemicals	7.6%
Financial Services	5.6%
Health Care Providers & Services	5.4%
Machinery	5.3%
Beverages	3.5%
Building Products	3.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	8.4%
Alphabet, Inc., Class A	8.3%
Moody's Corp.	6.7%
AutoZone, Inc.	6.2%
Mastercard, Inc., Class A	5.6%
UnitedHealth Group, Inc.	5.4%
Oracle Corp.	4.3%
Sherwin-Williams Co. (The)	3.9%
Lowe's Cos., Inc.	3.8%
TJX Cos., Inc. (The)	3.7%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone U.S. Equity Fund” to “NYLI PineStone U.S. Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone U.S. Equity Fund” to “NYLI PineStone U.S. Equity Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000243751 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone U.S. Equity Fund (formerly known as MainStay PineStone U.S. Equity Fund)
Class Name	Class P
Trading Symbol	FCUPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$69	0.62%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the S&P 500® Index during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection and allocation effects in the information technology, financials, materials and energy sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Energy	Lack of exposure to a lagging sector	Contributed
Materials	Security selection	Contributed
Information technology	Security selection and underweight exposure to a leading sector	Detracted
Financials	Security selection	Detracted
Health care	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $5,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class P Shares	8/28/2023	23.69%	15.33%
Russell 3000® Index[1]		37.86%%	25.62%%
S&P 500® Index[2]		38.02%%	26.22%%
Morningstar Large Blend Category Average[3]		34.50%%	22.97%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 563,865,071
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 2,372,194
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$563,865,071%
Total number of portfolio holdings	$29%
Total advisory fees paid	$2,372,194%
Portfolio turnover rate	$8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	8.4%
Alphabet, Inc., Class A	8.3%
Moody's Corp.	6.7%
AutoZone, Inc.	6.2%
Mastercard, Inc., Class A	5.6%
UnitedHealth Group, Inc.	5.4%
Oracle Corp.	4.3%
Sherwin-Williams Co. (The)	3.9%
Lowe's Cos., Inc.	3.8%
TJX Cos., Inc. (The)	3.7%
* Excluding short-term investments
Top Industries
Capital Markets	15.2%
Software	15.1%
Specialty Retail	13.8%
Interactive Media & Services	8.3%
Chemicals	7.6%
Financial Services	5.6%
Health Care Providers & Services	5.4%
Machinery	5.3%
Beverages	3.5%
Building Products	3.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	8.4%
Alphabet, Inc., Class A	8.3%
Moody's Corp.	6.7%
AutoZone, Inc.	6.2%
Mastercard, Inc., Class A	5.6%
UnitedHealth Group, Inc.	5.4%
Oracle Corp.	4.3%
Sherwin-Williams Co. (The)	3.9%
Lowe's Cos., Inc.	3.8%
TJX Cos., Inc. (The)	3.7%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone U.S. Equity Fund” to “NYLI PineStone U.S. Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone U.S. Equity Fund” to “NYLI PineStone U.S. Equity Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000243753 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI PineStone U.S. Equity Fund (formerly known as MainStay PineStone U.S. Equity Fund)
Class Name	Class R6
Trading Symbol	FCUDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$69	0.61%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the S&P 500® Index during the 12-month reporting period ended October 31, 2024, was determined primarily by stock selection and allocation effects in the information technology, financials, materials and energy sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Energy	Lack of exposure to a lagging sector	Contributed
Materials	Security selection	Contributed
Information technology	Security selection and underweight exposure to a leading sector	Detracted
Financials	Security selection	Detracted
Health care	Security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class R6 Shares	8/28/2023	23.71%	15.28%
Russell 3000® Index[1]		37.86%%	25.62%%
S&P 500® Index[2]		38.02%%	26.22%%
Morningstar Large Blend Category Average[3]		34.50%%	22.97%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 563,865,071
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 2,372,194
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$563,865,071%
Total number of portfolio holdings	$29%
Total advisory fees paid	$2,372,194%
Portfolio turnover rate	$8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	8.4%
Alphabet, Inc., Class A	8.3%
Moody's Corp.	6.7%
AutoZone, Inc.	6.2%
Mastercard, Inc., Class A	5.6%
UnitedHealth Group, Inc.	5.4%
Oracle Corp.	4.3%
Sherwin-Williams Co. (The)	3.9%
Lowe's Cos., Inc.	3.8%
TJX Cos., Inc. (The)	3.7%
* Excluding short-term investments
Top Industries
Capital Markets	15.2%
Software	15.1%
Specialty Retail	13.8%
Interactive Media & Services	8.3%
Chemicals	7.6%
Financial Services	5.6%
Health Care Providers & Services	5.4%
Machinery	5.3%
Beverages	3.5%
Building Products	3.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	8.4%
Alphabet, Inc., Class A	8.3%
Moody's Corp.	6.7%
AutoZone, Inc.	6.2%
Mastercard, Inc., Class A	5.6%
UnitedHealth Group, Inc.	5.4%
Oracle Corp.	4.3%
Sherwin-Williams Co. (The)	3.9%
Lowe's Cos., Inc.	3.8%
TJX Cos., Inc. (The)	3.7%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone U.S. Equity Fund” to “NYLI PineStone U.S. Equity Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay PineStone U.S. Equity Fund” to “NYLI PineStone U.S. Equity Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM

[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[3]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[4]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[5]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[6]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[7]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[8]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[9]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[10]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[11]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[12]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[13]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[14]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[15]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[16]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[17]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[18]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[19]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[20]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[21]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[22]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[23]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[24]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[25]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[26]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[27]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[28]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[29]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[30]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[31]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[32]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[33]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[34]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[35]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[36]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[37]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[38]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[39]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[40]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[41]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[42]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[43]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[44]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[45]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[46]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[47]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[48]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[49]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[50]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[51]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[52]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[53]	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
[54]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[55]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[56]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[57]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[58]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[59]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[60]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[61]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[62]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[63]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[64]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[65]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[66]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[67]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[68]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[69]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[70]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[71]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[72]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[73]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[74]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[75]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[76]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[77]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[78]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[79]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[80]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[81]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[82]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[83]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[84]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[85]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[86]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[87]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[88]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[89]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[90]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[91]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[92]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[93]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[94]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[95]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[96]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[97]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[98]	Class Z shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[99]	Annualized.
[100]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[101]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[102]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[103]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[104]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[105]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[106]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[107]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[108]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[109]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[110]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[111]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[112]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[113]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.